As filed with the Securities and Exchange Commission on March 4, 2005
                                                          File No. 333-122360


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      [X] Pre-Effective Amendment No. 1

                      [ ] Post-Effective Amendment No. ____


                       FRANKLIN INVESTORS SECURITIES TRUST
         --------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (650) 312-2000
                               -------------------
               Registrant's Telephone Number, Including Area Code


                    ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403
     -----------------------------------------------------------------------
               (Address of Principal Executive Offices)(Zip Code)


          MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94404
     -----------------------------------------------------------------------
               (Name and Address of Agent for Service of Process)


Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of the securities being registered: Class A shares of beneficial interest, $0.01 per share par value, of Franklin Floating Rate Daily Access Fund. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), shall determine.





[LOGO]
FRANKLIN/R/ TEMPLETON/R/
INVESTMENTS

                         FRANKLIN FLOATING RATE TRUST

                       IMPORTANT SHAREHOLDER INFORMATION

   These materials are for a Meeting of Shareholders scheduled for May 18, 2005 at 10:00 a.m. Pacific time. They discuss a proposal to be voted on at the meeting and contain your prospectus/proxy statement and proxy card. A proxy card is, in essence, a ballot. When you complete the proxy card, it tells us how you wish to vote on important issues relating to your Trust. If you complete and sign the proxy card, we'll vote it exactly as you tell us. If you simply sign and return the proxy card, we'll vote it in accordance with the Board of Trustees' recommendation on page 3 of the prospectus/proxy statement.

   We urge you to spend a few minutes reviewing the proposal in the prospectus/proxy statement. Then, fill out the proxy card and return it to us so that we know how you would like to vote. When shareholders return their proxy cards promptly, the Trust may be able to save money by not having to conduct additional mailings.

   We welcome your comments. If you have any questions, call Fund Information at 1-800-DIAL BEN(R) (1-800-342-5236).



                         TELEPHONE AND INTERNET VOTING

  For your convenience, you may be able to vote by telephone or through the Internet, 24 hours a day. If your account is eligible, separate instructions are enclosed.

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

[LOGO]
FRANKLIN/R/ TEMPLETON/R/
INVESTMENTS

                         FRANKLIN FLOATING RATE TRUST

                             One Franklin Parkway
                       San Mateo, California 94403-1906

Dear Shareholders:

   Enclosed is a Notice of a Meeting of Shareholders (the "Meeting") of Franklin Floating Rate Trust (the "Trust"). The Meeting is scheduled for Wednesday, May 18, 2005, at 10:00 a.m. Pacific time, at One Franklin Parkway, San Mateo, California 94403-1906. The accompanying materials describe an important proposal that may affect the future of the Trust. We ask you to give this your prompt attention and vote via the enclosed proxy card.

                  PLEASE TAKE A MOMENT TO FILL OUT, SIGN AND
                        RETURN THE ENCLOSED PROXY CARD

   This Meeting is very important. The Trustees of your Trust unanimously recommend that you consider and approve an Agreement and Plan of Reorganization that would result in your shares of the Trust being exchanged for those of a fund called Franklin Floating Rate Daily Access Fund ("Daily Access Fund"), a series of Franklin Investors Securities Trust ("FIST"). If the shareholders of the Trust approve the proposal, you will receive, in exchange for your shares of the Trust, Class A shares of Daily Access Fund equal in value to your investment in the Trust, without the imposition of any sales charge. You will no longer be a shareholder of the Trust, and you will instead be a shareholder of Daily Access Fund. The Trust will no longer exist after the transaction is completed.

   The proposed transaction is intended to be tax-free, which means that you will not have a taxable gain or loss on the exchange of your shares.

   The Trustees recommend this transaction because Daily Access Fund is an open-end fund that allows its shareholders to purchase and redeem shares daily and has historically enjoyed a lower annual expense ratio than the Trust. Unlike the Trust, Daily Access Fund provides its shareholders with the opportunity to redeem and exchange shares of Daily Access Fund on any business day subject only to the various limitations set forth in its prospectus and in certain instances the payment of a redemption fee and a sales charge and other distribution-related charges. In addition, the combined assets of the Trust and Daily Access Fund are expected to benefit the shareholders of the Trust through further economies of scale that will result in the Trust's shareholders immediately receiving the benefit of lower annual expense ratios. While Daily Access Fund's performance over the past one and three year periods has not been as strong as the Trust's, Daily Access Fund's performance reflects a lower risk profile. Franklin Advisers, Inc. manages both the Trust and Daily Access Fund. Daily Access Fund has investment goals and investment policies that are substantially similar to those of the Trust.

   Please take the time to review this document and vote now. The Trustees unanimously recommend that you vote in favor of this proposal.

  . To ensure that your vote is counted, please mark your vote on the enclosed proxy card.

  .   Sign and return your card promptly.

  . You may also vote by telephone or over the Internet. If your account is eligible, separate instructions are enclosed.

  . If you determine at a later date that you wish to attend the Meeting, you may revoke your proxy and vote in person.

Thank you for your attention to this matter.

Sincerely,

/s/
Rupert H. Johnson, Jr.
President

[LOGO]
FRANKLIN/R/ TEMPLETON/R/
INVESTMENTS

                         FRANKLIN FLOATING RATE TRUST
                             One Franklin Parkway
                       San Mateo, California 94403-1906

                       NOTICE OF MEETING OF SHAREHOLDERS
                          To be held on May 18, 2005

To the Shareholders of Franklin Floating Rate Trust:

   NOTICE IS HEREBY GIVEN that a Meeting of Shareholders (the "Meeting") of Franklin Floating Rate Trust (the "Trust"), will be held at One Franklin Parkway, San Mateo, California 94403-1906, on May 18, 2005 at 10:00 a.m. Pacific time. The Meeting is being called for the following purposes:

   1. To approve an Agreement and Plan of Reorganization (the "Plan") between the Trust and Franklin Investors Securities Trust ("FIST"), on behalf of Franklin Floating Rate Daily Access Fund ("Daily Access Fund"), that provides for: (i) the acquisition of substantially all of the assets of the Trust by Daily Access Fund in exchange solely for Class A shares of Daily Access Fund,
(ii) the distribution of such shares to the holders of shares of the Trust, and
(iii) the complete liquidation and dissolution of the Trust. Shareholders of the Trust will receive Class A shares of Daily Access Fund with an aggregate net asset value equal to the aggregate net asset value of such shareholders' shares in the Trust.

   2. To transact any other business, not currently contemplated, that may properly come before the Meeting.

   A copy of the Plan, which describes the transaction more completely, is attached as Exhibit A to the Prospectus/Proxy Statement.

   Shareholders of record as of the close of business on February 22, 2005 are entitled to notice of, and to vote at, the Meeting or any adjourned Meeting.

                                          By Order of the Board of Trustees,

                                          Murray L. Simpson
                                          Secretary

San Mateo, California March 4, 2005

    You are invited to attend the Meeting, but if you cannot do so, the Board of Trustees urges you to complete, date, sign, and return the enclosed proxy card in the enclosed postage-paid return envelope. It is important that you return your signed proxy card promptly so that a quorum may be ensured and the costs of further solicitations avoided. You may revoke your proxy at any time before it is exercised by the subsequent execution and submission of a revised proxy, by giving written notice of revocation to the Trust at any time before the proxy is exercised or by voting in person at the Meeting.

                      This page intentionally left blank.

                          Prospectus/Proxy Statement

When reading this Prospectus/Proxy Statement, you will see certain terms beginning with capital letters. This means the term is explained in our glossary section or elsewhere defined in this Prospectus/Proxy Statement.

                               TABLE OF CONTENTS

                                                                                                       Page
                                                                                                       -----
Cover Page............................................................................................ Cover
Summary...............................................................................................     3
   What proposal will be voted on?....................................................................     3
   How will the shareholder voting be handled?........................................................     4

Comparisons of Some Important Features................................................................     4
   How do the investment goals, strategies and policies of the Funds compare?.........................     4
   What are the risks of an investment in the Funds?..................................................     4
   Who manages the Funds?.............................................................................     5
   What are the fees and expenses of each of the Funds and what might they be after the
     Transaction?.....................................................................................     7
   How do the performance records of the Funds compare?...............................................     8
   Where can I find more financial and performance information about the Funds?.......................     9
   What are other key features of the Funds?..........................................................     9

Reasons for the Transaction...........................................................................    11

Information about the Transaction.....................................................................    12
   How will the Transaction be carried out?...........................................................    12
   Who will pay the expenses of the Transaction?......................................................    13
   What are the tax consequences of the Transaction?..................................................    13
   What should I know about Daily Access Fund Class A shares?.........................................    14
   What are the capitalizations of the Funds and what might the capitalization be after the
     Transaction?.....................................................................................    14

Comparison of Investment Goals, Strategies and Policies...............................................    15
   Are there any significant differences between the investment goals, strategies and policies of the
     Funds?...........................................................................................    15
   How do the fundamental investment restrictions of the Funds differ?................................    16
   What are the principal risk factors associated with investments in the Funds?......................    17

Further Information about the Funds...................................................................    19

Voting Information....................................................................................    21
   How many votes are necessary to approve the Plan?..................................................    21
   How do I ensure my vote is accurately recorded?....................................................    22
   Can I revoke my proxy?.............................................................................    22
   What other matters will be voted upon at the Meeting?..............................................    22
   Who is entitled to vote?...........................................................................    22
   What other solicitations will be made?.............................................................    22
   Are there dissenters' rights?......................................................................    22

Principal Holders of Shares...........................................................................    23

                                                                                                 Page
                                                                                                 ----
Adjournment.....................................................................................  23

Glossary--Useful Terms and Definitions..........................................................  24

Exhibits to Prospectus/Proxy Statement..........................................................  25

   Exhibit A--Agreement and Plan of Reorganization between Franklin Floating Rate Trust and
     Franklin Investors Securities Trust, on behalf of Franklin Floating Rate Daily Access Fund
     (attached)................................................................................. A-1

   Exhibit B--Prospectus of Franklin Floating Rate Daily Access Fund--Class A, B & C, dated
     March 1, 2005 (enclosed)

   Exhibit C--Annual Report to Shareholders of Franklin Floating Rate Daily Access Fund for the
     fiscal year ended October 31, 2004 (enclosed)

                          PROSPECTUS/PROXY STATEMENT
                              Dated March 4, 2005
               Acquisition of Substantially all of the Assets of
                         FRANKLIN FLOATING RATE TRUST
                             One Franklin Parkway
                       San Mateo, California 94403-1906
                                (650) 312-2000

                   By and in Exchange for Class A Shares of
                   FRANKLIN FLOATING RATE DAILY ACCESS FUND
               (a series of Franklin Investors Securities Trust)
                             One Franklin Parkway
                       San Mateo, California 94403-1906
                                (650) 312-2000

   This Prospectus/Proxy Statement solicits proxies to be voted at a Meeting of Shareholders (the "Meeting") of Franklin Floating Rate Trust (the "Trust"). At the Meeting, shareholders of the Trust will be asked to approve or disapprove an Agreement and Plan of Reorganization (the "Plan"). If shareholders of the Trust vote to approve the Plan, substantially all of the assets of the Trust will be acquired by Franklin Floating Rate Daily Access Fund ("Daily Access Fund"), a series of Franklin Investors Securities Trust ("FIST"), in exchange for shares of Daily Access Fund--Class A ("Daily Access Fund Class A shares").

   The Meeting will be held at the Trust's offices, One Franklin Parkway, San Mateo, California 94403-1906 on May 18, 2005 at 10:00 a.m. Pacific time. The Board of Trustees of the Trust is soliciting these proxies. This
Prospectus/Proxy Statement will first be sent to shareholders on or about March 8, 2005.

   If Trust shareholders vote to approve the Plan, you will receive Daily Access Fund Class A shares of equivalent aggregate net asset value ("NAV") to your investment in shares of the Trust ("Trust shares"). No sales charges or redemption fees will be imposed upon Daily Access Fund Class A shares you receive in connection with this transaction. The Trust will then be liquidated and dissolved.

   The investment goals of the Trust and Daily Access Fund (each, a "Fund" and together, the "Funds") are substantially similar. The Trust's investment goal is to provide as high a level of current income and preservation of capital as is consistent with investment primarily in senior secured corporate loans and corporate debt securities with floating interest rates. Daily Access Fund's primary investment goal is to provide a high level of current income. A secondary goal is preservation of capital. Franklin Advisers, Inc. ("Franklin Advisers") serves as investment manager to each Fund. The Trust's Board of Trustees believes that exchanging Trust shares for Daily Access Fund Class A shares will offer shareholders greater liquidity and other benefits.

   This Prospectus/Proxy Statement gives the information about the proposed reorganization and Daily Access Fund that you should know before voting on the Plan. You should retain it for future reference. Additional information about Daily Access Fund and the proposed reorganization has been filed with the U.S. Securities and Exchange Commission (the "SEC") and can be found in the following documents:

  . The Prospectus of Daily Access Fund--Class A, B & C, dated March 1, 2005, is enclosed with and considered a part of this Prospectus/Proxy Statement.

  . The Annual Report to Shareholders of Daily Access Fund for the fiscal year ended October 31, 2004, which contains financial and performance information for Daily Access Fund, is enclosed with and considered a part of this Prospectus/Proxy Statement.

  . A Statement of Additional Information ("SAI") dated March 4, 2005 relating to this Prospectus/Proxy Statement has been filed with the SEC and is considered a part of this Prospectus/Proxy Statement.

   You may request a free copy of the SAI relating to this Prospectus/Proxy Statement or any of the documents referred to above, when available, without charge by calling 1-800/DIAL-BEN(R) (1-800-342-5236) or by writing to Daily Access Fund at P.O. Box 997151, Sacramento, CA 95899-9983.

   The SEC has not approved or disapproved these securities or passed upon the adequacy of this Prospectus/Proxy Statement. Any representation to the contrary is a criminal offense.

   Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other U.S. government agency. Mutual fund shares involve investment risks, including the possible loss of principal.

                                    SUMMARY

   This is only a summary of certain information contained in this Prospectus/Proxy Statement. You should read the more complete information in the rest of this Prospectus/Proxy Statement, including the Plan (attached as Exhibit A), the Daily Access Fund Prospectus (enclosed as Exhibit B), and the Annual Report to Shareholders of Daily Access Fund (enclosed as Exhibit C).

  What proposal will be voted on?

   At a meeting held on December 6, 2004, the Board of Trustees of the Trust (the "Trust's Board") considered a proposal to reorganize the Trust with and into Daily Access Fund, approved the Plan and voted to recommend that shareholders of the Trust vote to approve the Plan. If shareholders of the Trust vote to approve the Plan, it will result in the transfer of substantially all of the Trust's assets to Daily Access Fund in exchange for Daily Access Fund Class A shares of equivalent aggregate NAV. Your Trust shares will be exchanged for Daily Access Fund Class A shares of equivalent aggregate NAV. This means that, although the total value of your investment will be the same immediately before and after the exchange, the number of Daily Access Fund Class A shares that you receive will likely be different than the number of Trust shares that you surrender. After the Daily Access Fund Class A shares are distributed to Trust shareholders, the Trust will be completely liquidated and dissolved. (The proposed transaction is referred to in this Prospectus/Proxy Statement as the "Transaction.") No sales charges or redemption fees will be imposed upon Daily Access Fund Class A shares you receive in connection with the Transaction. As a result of the Transaction, you will cease to be a shareholder of the Trust and will become a shareholder of Daily Access Fund. The exchange will occur on the closing date of the Transaction, which is the specific date on which the Transaction takes place. The closing date of the Transaction is expected to occur on or about June 2, 2005.

   Franklin Advisers manages both Funds and will continue to be the investment manager for Daily Access Fund upon completion of the Transaction. The investment goals and policies of the Trust and Daily Access Fund are substantially the same, but are not identical. For the reasons set forth in the "Reasons for the Transaction" section of this Prospectus/Proxy Statement, the Trust's Board has determined that the Transaction is in the best interests of the Trust and its shareholders. The Trust's Board and the Board of Trustees of FIST also concluded that no dilution in value would result to the shareholders of the Trust or Daily Access Fund, respectively, as a result of the Transaction.

   It is expected that Trust shareholders will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares for Daily Access Fund Class A shares. You should, however, consult your tax adviser regarding the effect, if any, of the Transaction in light of your individual circumstances. You should also consult your tax adviser about state and local tax consequences. For more information about the tax consequences of the Transaction, please see the section "Information About the Transaction--What are the tax consequences of the Transaction?"

                         THE TRUST'S BOARD UNANIMOUSLY
                 RECOMMENDS THAT YOU VOTE TO APPROVE THE PLAN.

  How will the shareholder voting be handled?

   Shareholders of the Trust who own shares at the close of business on February 22, 2005 will be entitled to vote at the Meeting, and will be entitled to one vote for each full share and a fractional vote for each fractional share that they hold. Approval of the Transaction requires the affirmative vote of a majority of the outstanding shares of the Trust. InvestorConnect/tm/ has been retained by the Trust to solicit shareholder votes.

   Please vote by proxy as soon as you receive this Prospectus/Proxy Statement. You may place your vote by completing and signing the enclosed proxy card or voting by telephone or on the Internet. If you vote by any of these methods, the persons appointed as proxies will officially cast your votes at the Meeting.

   You can revoke your proxy or change your voting instructions at any time until the vote is taken at the Meeting. You may also attend the Meeting and cast your vote in person. For more details about shareholder voting, see the "Voting Information" section of this Prospectus/Proxy Statement.

                    COMPARISONS OF SOME IMPORTANT FEATURES

  How do the investment goals, strategies and policies of the Funds compare?

   Both the Trust and Daily Access Fund invest primarily in senior secured corporate loans and corporate debt securities with floating interest rates. The investment goals and policies of the Funds are substantially similar. The investment goal of the Trust is to provide as high a level of current income and preservation of capital as is consistent with investment primarily in senior secured corporate loans and corporate debt securities with floating interest rates. Daily Access Fund's primary investment objective is a high level of current income and, as a secondary goal, preservation of capital.

   Under normal market conditions, each of the Trust and Daily Access Fund invests at least 80% of its net assets in corporate loans and corporate debt securities made to, or issued by, borrowers that are U.S. companies, foreign borrowers and U.S. subsidiaries of foreign borrowers, with floating interest rates (collectively, "floating rate debt"). Although both Funds focus on investments in senior secured corporate loans and corporate debt securities with floating interest rates, there are some differences in the strategies pursued by each Fund.

   The Trust invests at least 65% of is total assets in floating rate debt that is rated B or higher by a rating agency, or if unrated, determined to be of comparable quality by the Fund's investment manager. Daily Access Fund invests at least 75% of its total assets in such floating rate debt that is rated B or higher by a rating agency. Further, the Trust may invest up to 35% of its total assets in floating rate debt that is rated less than B by a rating agency, while Daily Access Fund's investment in such lower rated debt securities is limited to 25%.

   Although both Funds normally invest in U.S. borrowers, the Trust may invest up to 65% of its assets in foreign borrowers in developed foreign countries, while Daily Access Fund currently limits its investments in securities of non-U.S. entities to no more than 25% of its total assets. Furthermore, the Trust may also from time to time invest in foreign borrowers in emerging market countries (however, the Trust does not currently intend to invest more than 35% of its assets in such foreign borrowers). Daily Access Fund does not have a corresponding investment policy with regard to investing in foreign borrowers in emerging markets.

   For more information about the investment goals, strategies and policies of the Trust and Daily Access Fund, please see the section "Comparison of Investment Goals, Strategies and Policies."

  What are the risks of an investment in the Funds?

   Investments in the Trust and Daily Access Fund involve risks common to most investment companies. There is no guarantee against losses resulting from an investment in either Fund, or that either Fund will achieve its investment goals.

   The risks associated with an investment in the Trust are similar to those for Daily Access Fund because of the similarities in their investment goals and strategies. These risks include those associated with investing in debt securities and foreign investing. Further, since both the Trust and Daily Access Fund are non-diversified funds, each Fund's performance may be affected to a greater extent by the performance of an investment in any individual issuer than if the Fund were diversified.

   The Trust may invest up to 35% of its total assets in floating rate debt that is rated less than B by a rating agency, while Daily Access Fund's investment in such lower rated debt securities is limited to 25% of its total assets. As a result, the Trust's potentially greater exposure to such lower rated floating rate debt may expose the Trust to greater credit risks. Such credit risks generally involve greater volatility of price and risk to principal and income, including the possibility of default by, or bankruptcy of, the issuers of such securities.

   The Trust may invest up to 65% of its assets in floating rate debt of foreign borrowers compared to Daily Access Fund, which can only invest up to 25% of its total assets in foreign borrowers. To the extent that the Trust takes advantage of its greater flexibility to invest in foreign borrowers, it may be exposed, to a greater degree than Daily Access Fund, to the special risks associated with foreign investments. Further, the ability of the Trust to invest in foreign borrowers in emerging market countries may present additional risks to the Trust. Such investments in emerging market countries could subject the Trust to heightened risks due to a lack of established legal, political, business and social frameworks in such emerging market countries. These factors make prices of investments in emerging market countries generally more volatile than securities in developed markets and increase the risk of loss to the Trust.

   Unlike Daily Access Fund, the Trust is not subject to a 15% limit on illiquid securities, although the Trust must maintain sufficient liquidity to satisfy its periodic repurchase offer requirements. A larger holding of illiquid securities may make it more difficult for the Trust to dispose of the illiquid securities in order to raise proceeds to repurchase shares in a repurchase offer or to obtain reliable market prices with which to value its portfolio securities. Further, in the event that the Trust liquidates these assets, it may not get the full value of the assets.

   For more information about the risks of the Funds, see the section "What are the principal risk factors associated with investments in the Funds?" under the heading "Comparison of Investment Goals, Strategies and Policies."

  Who manages the Funds?

   The management of the business and affairs of the Funds is the responsibility of the Trust's Board and the Board of Trustees of FIST (in the case of Daily Access Fund), respectively. The Trust is a closed-end, registered management investment company operating as an "interval" fund. An "interval" fund is a closed-end fund that periodically conducts repurchase offers for its outstanding shares. Such periodic repurchase offers allow "interval" fund shareholders to sell their shares back to the fund, which shares are otherwise not readily marketable due to an absence of a secondary market for such shares. The Trust was organized as a Delaware statutory trust on May 20, 1997 and is registered with the SEC.

   Daily Access Fund is a series of an open-end, registered management investment company, commonly referred to as a "mutual fund." FIST was organized as a Massachusetts business trust on December 22, 1986 and is also registered with the SEC. Unlike an "interval" fund, mutual funds like Daily Access Fund, provide investors with greater liquidity in their investments by allowing shareholders to purchase, sell (redeem) and exchange their shares each business day the fund is open (subject to certain limitations, as provided in the applicable prospectus). In contrast, holders of Trust shares may only redeem and exchange their shares during quarterly repurchase offers made by the Trust to repurchase Trust shares from shareholders. For more information about purchases, redemptions and exchanges of Daily Access Fund Class A shares and Trust shares, see the section "What are other key features of the Funds?--Purchases and Redemptions."

   Franklin Advisers is the investment adviser to each Fund and is a wholly owned subsidiary of Franklin Resources, Inc. ("Resources"). Resources is a publicly owned global investment management organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries. Together, Franklin Advisers and its affiliates serve as investment manager or administrator to 51 registered investment companies, with approximately 154 U.S.-based funds or series. Resources has more than $399 billion in assets under management as of January 31, 2005. The principal shareholders of Resources are Charles B. Johnson and Rupert H. Johnson, Jr.

   The Funds' portfolio managers are the same and consist of Richard S. Hsu, CFA and Madeline Lam.

   Richard S. Hsu, CFA, Vice President of Franklin Advisers. Mr. Hsu has been a manager of the Trust since 2000, and a manager of Daily Access Fund since its inception in 2001. He joined Franklin Templeton Investments in 1996.

   Madeline Lam, Vice President of Franklin Advisers. Ms. Lam has been a manager of the Trust since January 2004, and a manager of Daily Access Fund since its inception in 2001. She joined Franklin Templeton Investments in 1998.

   The Trust has an investment management agreement with Franklin Advisers under which Franklin Advisers receives a management fee based on the schedule below:


                             Annual Rate Net Assets
                             ----------------------
                               0.800%... All assets


   For the fiscal year ended July 31, 2004, the Trust paid Franklin Advisers (after sweep fee waivers, as defined below) $9,108,284, or 0.76% of the Trust's average daily net assets. These fees were less than the 0.80% fee payable to Franklin Advisers under the investment management agreement because Franklin Advisers has agreed to reduce its fee to reflect the Trust's investment in a Franklin Templeton money fund (the "sweep fee waivers").

   Daily Access Fund also has an investment management agreement with Franklin Advisers under which Franklin Advisers receives a management fee based on the schedule below:

                   Annual Rate          Net Assets
                   -----------------------------------------
                     0.450%... First $500 million
                     0.350%... Over $500 million-1.0 billion
                     0.300%... Over $1.0-1.5 billion
                     0.250%... Over $1.5-6.5 billion
                     0.225%... Over $6.5-11.5 billion
                     0.200%... Over $11.5-16.5 billion
                     0.190%... Over $16.5-19.0 billion
                     0.180%... Over $19.0-21.5 billion
                     0.170%... Over $21.5 billion

   For the fiscal year ended October 31, 2004, Daily Access Fund paid Franklin Advisers (after sweep fee waivers) $2,020,822, or 0.35% of Daily Access Fund's average daily net assets. Each class of Daily Access Fund pays its proportionate share of the investment management fee.

   The Trust pays an administrative fee to Franklin Templeton Services, LLC equal to:


                   Annual Rate           Net Assets
                   ------------------------------------------
                     0.150%... First $200 million
                     0.135%... Over $200-$700 million
                     0.100%... Over $700 million-$1.2 billion
                     0.075%... Over $1.2 billion


   For the fiscal year ended July 31, 2004, the Trust paid an administrative fee of $1,468,293, or 0.12% of the Trust's average daily net assets.

   Daily Access Fund pays an administrative fee to Franklin Templeton Services, LLC equal to:

                             Annual Rate Net Assets
                             ----------------------
                               0.200%... All assets

   For the fiscal year ended October 31, 2004, Daily Access Fund paid an administrative fee of $1,147,663 or 0.20% of Daily Access Fund's average daily net assets. Each class of Daily Access Fund pays its proportionate share of the fund administration fee.

  What are the fees and expenses of each of the Funds and what might they be after the Transaction?

   The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds. The tables also show the estimated fees and expenses for Daily Access Fund Class A shares after the Transaction. The purpose of the tables is to assist you in understanding the various costs and expenses that you will bear directly or indirectly as a shareholder of Daily Access Fund.

                        FEE TABLE FOR TRUST SHARES AND
                       DAILY ACCESS FUND CLASS A SHARES

                                                         Actual+          Projected++
                                                ---------------------------------------
                                                                          Daily Access
                                                            Daily Access  Fund Class A
                                                                Fund      shares After
                                                The Trust     Class A     Transaction
                                                ---------------------------------------
Shareholder Transaction Expenses*
   Maximum Sales Charge........................    None          2.25%         2.25%
     (as a percentage of Offering Price)
   Paid at time of purchase....................    None          2.25%         2.25%
   Paid at time of redemption..................    None       None/1/       None/1/
   Early Withdrawal Charge.....................    1.00%/2/      None          None
   Redemption Fee..............................    2.00%/3/      2.00%/3/      2.00%/3/
Annual Fund Operating Expenses
     (as a percentage of average net assets)
   Management Fees.............................    0.80%         0.42%         0.35%
   Distribution and service (12b-1) Fees.......    None          0.25%         0.25%
   Other Expenses..............................    0.60%         0.34%         0.33%
                                                  -----       -------       -------
   Total Annual Fund Operating Expenses........    1.40%         1.01%         0.93%
                                                  =====       =======       =======
   Management Fee Reduction/4/.................   (0.04)%       (0.07)%       (0.06)%
                                                  -----       -------       -------
   Net Annual Fund Operating Expenses..........    1.36%         0.94%         0.87%
                                                  =====       =======       =======

--------
+ Information for the Trust is provided for its fiscal year ended July 31, 2004. Information for Daily Access Fund is provided for its fiscal year ended October 31, 2004.

+/+/ Projected expenses based on current and anticipated Daily Access Fund expenses and do not include the estimated costs of the Transaction of approximately $320,000 to be borne by the Funds.

/*/ If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.

/1./ There is a 1% contingent deferred sales charge that applies to investments of $1 million or more and purchases by certain retirement plans without a sales charge sold within 18 months.

/2./ An Early Withdrawal Charge of 1% may apply to repurchases of Trust shares if you redeem such shares within 12 months of purchase. The Early Withdrawal Charge will be imposed against the lesser of the then current NAV or the original purchase price of the tendered Trust shares.

/3./ This fee is only for Market Timers, as described in the applicable
     Prospectus.

/4./ Franklin Advisers had agreed in advance to reduce its fee to reflect reduced services resulting from a Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an exemptive order by the SEC.

Example

   This example can help you compare the cost of investing in Trust shares with the cost of investing in Daily Access Fund Class A shares, both before and after the Transaction. It assumes:

  .   You invest $10,000 for the periods shown;

  .   Your investment has a 5% return each year; and

  .   The Fund's operating expenses remain the same.

   Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                      1 Year  3 Years 5 Years 10 Years
------------------------------------------------------------------------------------------------------
If you sell your shares at the end of the period:
   Trust shares...................................................... $138/1/  $431    $745    $1,635
   Daily Access Fund Class A shares/2/............................... $319/3/  $518    $733    $1,354
   Projected Daily Access Fund Class A shares (after Transaction)/2/. $312/3/  $496    $696    $1,273

--------
/1./ Assumes no tender of Trust shares for repurchase by the Trust.

/2./ Assumes the imposition of the maximum front-end sales charge. If no front-end sales charge were imposed, the costs would be, before the
     Transaction: 1 Year--$96; 3 Years--$300; 5 Years--$520; and 10 Years--$1,155 and, on a projected basis assuming completion of the
     Transaction: 1 Year--$89; 3 Years--$278; 5 Years--$482; and 10 Years--$1,073. / /

/3./ Assumes a contingent deferred sales charge (CDSC) will not apply.

  How do the performance records of the Funds compare?

   The performance of the Funds as of December 31, 2004, is shown below:

Average Annual Total Returns


                                      Inception                        Since
 Fund Name                              Date    1 Year 3 Year 5 Year Inception
 -----------------------------------------------------------------------------
 Floating Rate Trust................. 10/10/97   6.15%  4.83%  4.11%   4.93%
 Daily Access Fund--Class A Shares/1/ 05/01/01   3.67%  4.06%   N/A    4.46%

--------
/1./ At net asset value, assuming no sales charge.

   As described more fully below under "Reasons for the Transaction," the Trust's Board reviewed and considered the Funds' relative average annual returns, the reasons for the differences in performance (including the relative ages of the Funds and their portfolio securities), and the Funds' risk-adjusted performance.

  Where can I find more financial and performance information about the Funds?

   The Daily Access Fund Prospectus (enclosed as Exhibit B), as well as the current Annual Report to Shareholders (enclosed as Exhibit C), contain additional financial information about Daily Access Fund, including Daily Access Fund's financial performance since its inception, under the heading "Financial Highlights." Additional performance information as of the most recent calendar year end, including after tax return information, is contained in the Daily Access Fund Prospectus under the heading "Performance." The Annual Report to Shareholders of Daily Access Fund also has discussions of Daily Access Fund's performance during the fiscal year ended October 31, 2004, under the heading "Manager's Discussion."

   The Trust's prospectus, as well as the Annual Report to Shareholders for the Trust, contain more financial information about the Trust, including the Trust's financial performance for the past five years, under the heading "Financial Highlights." The Annual Report to Shareholders of the Trust also has discussion of the Trust's performance during the fiscal year ended July 31, 2004, under the heading "Manager's Discussion." These documents are available free of charge upon request (see the section "Further Information About the Funds").

  What are other key features of the Funds?

   The Funds use the same service providers for the following services:

   Custody Services. Bank of New York, Mutual Funds Division, 100 Church Street, New York, NY 10286, acts as the custodian of the securities and other assets of each Fund.

   Shareholder Servicing and Transfer Agency Services. Investor Services, an indirect wholly owned subsidiary of Resources, is the shareholder servicing agent and acts as the transfer agent and dividend-paying agent for each Fund.

   Administrative Services. FT Services, an indirect wholly owned subsidiary of Resources, provides certain administrative facilities and services to each Fund.

   Distribution Services. Distributors acts as the principal underwriter in the continuous public offering of each Fund's shares.

   Distribution and Service (12b-1) Fees. Daily Access Fund Class A shares have a separate distribution or "Rule 12b-1" plan. Under the plan, Daily Access Fund may pay Distributors or others for the expenses of activities that are primarily intended to sell Class A shares. These expenses may include, among others, distribution or service fees paid to securities dealers or others who have executed a servicing agreement with the Fund, Distributors or its affiliates and who provide service or account maintenance to shareholders; the expenses of printing prospectuses and reports used for sales purposes, and preparing and distributing sales literature and advertisements; and a prorated portion of Distributors' overhead expenses related to these activities. The distribution and service (12b-1) fees charged to Class A shares are based only on the fees attributable to that particular class.

   Daily Access Fund's Class A plan may pay up to 0.25% per year of the average daily net assets of Daily Access Fund Class A shares. For more information regarding Daily Access Fund's Rule 12b-1 plans, please see "The
Underwriter--Distribution and service (12b-1) fees" in its current SAI.

   There is no distribution or "Rule 12b-1" plan for Trust shares. Distributors only receives compensation in connection with payments of the Early Withdrawal Charge on repurchases of Trust shares, pursuant to an underwriting agreement to act as the principal underwriter in the continuous public offering of Trust shares. Distributors received compensation totaling $68,628 for the fiscal year ended July 31, 2004.

   Purchases and Redemptions. The maximum front-end sales charge imposed on purchases of Daily Access Fund Class A shares is 2.25% with reduced charges for purchases of $100,000 or more and no front-end sales charges for purchases of $1 million or more. The Trust shares are not subject to any front-end sales loads and generally requires a minimum initial investment of $1,000, with additional investments of at least $50. Similarly, Daily Access Fund also requires a minimum initial investment of $1,000 and subsequent investments of at least $50.

   No sales charges or redemption fees will be applicable to Daily Access Fund Class A shares received by Trust shareholders in connection with the Transaction. However, any additional purchases of Daily Access Fund Class A shares after the Transaction will be subject to any applicable redemption fee and to the 2.25% front-end sales load unless you are otherwise eligible for a reduction or waiver. For additional information regarding sales charges and sale load breakpoints for Daily Access Fund Class A shares, see the Daily
Access Fund Prospectus under the heading "Your Account--Choosing a Share Class."

   You may sell (redeem) Daily Access Fund Class A shares at any time. However, unlike Daily Access Fund Class A shares, Trust shares may only be redeemed during periodic offers made by the Trust to repurchase Trust shares from shareholders pursuant to the share repurchase policies of the Trust. These policies provide that each quarter, the Trust will make an offer to repurchase a portion of the outstanding Trust shares from shareholders who request repurchases ("Repurchase Offer"). The Repurchase Offer amount will be at least 5% and no more than 25% of the total number of Trust shares outstanding on the repurchase request deadline.

   Shares of each Fund also may be exchanged for shares of other funds within Franklin Templeton funds, subject to certain limitations, as provided in the applicable prospectus. Daily Access Fund Class A shares may be exchanged for shares of other Franklin Templeton funds generally on any day Daily Access Fund is open for business. Trust shares may be exchanged for shares of another Franklin Templeton fund only in conjunction with Repurchase Offers, and only if such Trust shares had been held for twelve months. Because an exchange is technically a sale and a purchase of shares, an exchange is a taxable transaction. Shares of each Fund are redeemed at their respective NAV per share. However, redemptions of Daily Access Fund Class A shares that were purchased without an initial sales charge generally are subject to a 1% Contingent Deferred Sales Charge ("CDSC") if you sell the shares within a certain period of time following their purchase. Similarly, an Early Withdrawal Charge of 1% will be imposed on Trust shares that are held for less than twelve months and tendered during a Repurchase Offer. Additional information and specific instructions explaining how to buy, sell, and exchange shares of Daily Access Fund, and information regarding market timing restrictions on such shares, are outlined in the Daily Access Fund Prospectus under the heading "Your Account." The accompanying Daily Access Fund Prospectus also lists phone numbers for you to call if you have any questions about your account under the heading "Questions."

   Dividends and Distributions. Both the Trust and Daily Access Fund ordinarily declare dividends daily (on business days) of all of such Fund's net investment income, if any, and pay such dividends monthly. Both Funds intend to distribute capital gains, if any, annually. The amount of these distributions will vary and there is no guarantee the Funds will pay dividends.

   The tax implications of an investment in each Fund are generally the same. For more information about the tax implications of investments in the Funds, see the Daily Access Fund Prospectus under the heading "Distributions and Taxes" and the Trust's prospectus under the heading "How Taxation Affects the Fund and Its Shareholders."

                          REASONS FOR THE TRANSACTION

   The Trust's Board has recommended that Trust shareholders approve the Transaction in order to combine the Trust with an open-end fund that has substantially similar investment goals and policies and lower expenses.

   A meeting of the Trust's Board was held on December 6, 2004 to consider the proposed Transaction. The Trustees who are not interested persons of the Trust ("Independent Trustees") and the Trust's Board have been advised on this matter by independent counsel to the Trust.

   The Trust's Board requested and received from Franklin Advisers written materials containing relevant information about Daily Access Fund and the proposed Transaction, including fee and expense information on an actual and future estimated basis, and comparative performance data.

   The Trust's Board considered the potential benefits and costs of the Transaction to the Trust's shareholders. The Trust's Board reviewed detailed information about: (1) the investment goals and policies of Daily Access Fund;
(2) the portfolio management of Daily Access Fund; (3) the comparability of the investment goals, policies, restrictions and investments of the Trust with those of Daily Access Fund; (4) the comparative short-term and long-term investment performance of Daily Access Fund and the Trust and the related risk-adjusted performance; (5) the current expense ratios of Daily Access Fund and the Trust; (6) the expenses related to the Transaction; and (7) the tax consequences of the Transaction to the Trust and its shareholders.

   In reviewing the Funds' performance over the year-to-date, one-year, three-year, five-year, and since inception periods, the Trust's Board noted that the Trust had better absolute performance than Daily Access Fund over the periods considered. However, the Trust's Board also noted that when the respective Funds' risk-adjusted returns were taken into account, Daily Access Fund had better risk-adjusted performance for the same periods considered. In other words, over the periods considered by the Trust's Board, the performance of Daily Access Fund was better than the Trust when the risk profiles of both Funds' investment holdings were taken into account, i.e., considering the lower risk profile of Daily Access Fund's investment holdings during those periods, the Fund performed relatively better than the Trust. In reviewing the Funds' relative performance, the Trust's Board also reviewed and considered the impact of the Funds' relative periods of operations, noting specifically that the Trust began operations earlier than Daily Access Fund when interest rates on floating rate debt were higher.

   The Trust's Board also considered that: (1) the management fee for Daily Access Fund is lower than such fee for the Trust, and that shareholders of both Funds would benefit from expected reduced expense ratios and greater economies of scale following the Transaction; (2) the shareholders of the Trust will become shareholders of an open-end investment company, thereby affording them daily liquidity and less restrictive exchange privileges into Class A shares of other Franklin Templeton funds; and (3) shareholders of both Funds potentially could benefit from the growth in assets realized by combining the Funds, since a larger fund should have an enhanced ability to effect portfolio transactions on more favorable terms and should have greater flexibility. In addition, the Trust's Board noted that the Trust's structure as a closed-end investment company operating as an interval fund had been created in recognition of the then immature and less liquid nature of the floating rate debt market. While this structure has provided an appropriate means of liquidity to shareholders, the market for floating rate debt has since matured and become significantly more liquid. Therefore, the on-going administrative burdens and expenses needed to support the interval fund structure, including the quarterly repurchase offers, are no longer required and may be replaced with the more flexible structure of an open-end investment company such as Daily Access Fund.

   Based upon their evaluation of the relevant information presented to them, and in light of their fiduciary duties under federal and state law, the Trust's Board, including all of the Independent Trustees, concluded that the Transaction is in the best interests of the Trust and its shareholders and that no dilution of value would result to the shareholders of the Trust from the Transaction. The Trust's Board approved the Plan on December 6, 2004 and recommended that shareholders of the Trust vote to approve the Transaction.

   The Board of Trustees of FIST, on behalf of Daily Access Fund, also concluded that the Transaction is in the best interests of Daily Access Fund and its shareholders and that no dilution of value would result to the shareholders of Daily Access Fund from the Transaction.

   FOR THE REASONS DISCUSSED ABOVE, THE TRUST'S BOARD UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PLAN.

                       INFORMATION ABOUT THE TRANSACTION

   This is only a summary of the Plan. You should read the actual Plan, which is attached as Exhibit A, for complete information about the Transaction.

  How will the Transaction be carried out?

   If the shareholders of the Trust approve the Plan, the Transaction will take place after various conditions are satisfied, including the preparation of certain documents. The Trust and FIST will determine a specific date, called the "closing date," for the actual Transaction to take place. If the shareholders of the Trust do not approve the Plan, the Transaction will not take place, and the Trust will continue to operate as a closed-end, interval fund and the Trust's Board will consider other appropriate courses of action.

   Until the close of business on the day of the Meeting, you may continue to add to your existing account or buy additional shares through the reinvestment of dividend and capital gain distributions. If shareholders of the Trust approve the Plan at the Meeting, shares of the Trust will no longer be offered for sale to existing shareholders, except for the reinvestment of dividend and capital gain distributions or through established automatic investment plans.

   If the shareholders of the Trust approve the Plan, the Trust will transfer substantially all of its assets to Daily Access Fund on the closing date, which is scheduled for June 2, 2005, but which may occur on a later date as the Trust and FIST may agree. In exchange, FIST will issue Daily Access Fund Class A shares that have an aggregate NAV equal to the dollar value of the assets delivered to Daily Access Fund. The Trust will distribute the Daily Access Fund Class A shares it receives to the shareholders of the Trust. Each shareholder of the Trust will receive a number of Daily Access Fund Class A shares with an aggregate NAV equal to the aggregate NAV of his or her Trust shares. The share transfer books of the Trust will be permanently closed as of 4:00 p.m., Eastern time, on the closing date. As soon as is reasonably practicable after the transfer of its assets, the Trust will pay or make provision for payment of all its liabilities. The Trust will then terminate its existence.

   To the extent permitted by law, the Trust and FIST may agree to amend the Plan without shareholder approval. If any amendment is made to the Plan that would have a material adverse effect on shareholders, the Funds expect that such change would be submitted to the affected shareholders for their approval.

   Each of the Trust and FIST has made representations and warranties in the Plan that are customary in matters such as the Transaction. The obligations of the Trust and FIST under the Plan with respect to the Trust or Daily Access Fund are, respectively, subject to various conditions, including:

  . FIST's Registration Statement on Form N-14 under the Securities Act of 1933, of which this Prospectus/Proxy Statement is a part, shall have been filed with the SEC and such Registration Statement shall have become effective, and no stop-order suspending the effectiveness of the Registration Statement shall have been issued, and no proceeding for that purpose shall be pending or threatened by the SEC (and not withdrawn or terminated);

  .   the shareholders of the Trust shall have approved the Transaction; and

  . the Trust and FIST shall have received the tax opinion described below that the consummation of the Transaction will not result in the recognition of gain or loss for federal income tax purposes for the Trust, Daily Access Fund or their shareholders.

   The Plan may be terminated and the Transaction abandoned at any time before or after the approval of the shareholders of the Trust if the Trust and FIST agree or by either the Trust or FIST if the conditions to its obligations under the Plan have not been fulfilled or waived.

   Following the closing date, until outstanding certificates for shares of the Trust are surrendered, certificates for shares of the Trust shall be deemed, for all Daily Access Fund purposes, to evidence ownership of the appropriate number of Daily Access Fund Class A shares into which such shares of the Trust have been converted.

  Who will pay the expenses of the Transaction?

   The expenses resulting from the Transaction, including the costs of the proxy solicitation, will be borne one-quarter by each of the Funds and the remaining one-half by Franklin Advisers.

  What are the tax consequences of the Transaction?

   The Transaction is intended to qualify as a tax-free reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the "Code"). Based on certain assumptions and representations received from the Trust and FIST, on behalf of Daily Access Fund, it is the opinion of Stradley Ronon Stevens & Young, LLP, counsel to the Funds, that shareholders of the Trust will not recognize any gain or loss for federal income tax purposes as a result of the exchange of their shares of the Trust for shares of Daily Access Fund and that neither Daily Access Fund nor its shareholders will recognize any gain or loss upon Daily Access Fund's receipt of the assets of the Trust. In addition, the holding period and aggregate tax basis for the Class A shares that are received by a Trust shareholder will be the same as the holding period and aggregate tax basis of the shares of the Trust previously held by such shareholder.

   After the Transaction, you will continue to be responsible for tracking the adjusted tax basis and holding period of your shares for federal income tax purposes. You should consult your tax adviser regarding the effect, if any, of the Transaction in light of your particular circumstances, as well as the state and local tax consequences, if any, of the Transaction because this discussion only relates to the federal income tax consequences.

   In addition, because shareholders in the Trust are anticipated to own shares representing more than 50% of the net assets of Daily Access Fund immediately after the Transaction, the capital loss carryovers of the Trust will continue to be available after the Transaction without an annual limitation under the Code. Conversely, the capital loss carryovers of Daily Access Fund of $648,465 as of October 31, 2004, together with any current year losses and net unrealized built-in losses (collectively referred to as "capital loss carryovers"), will be subject to an annual limitation that arises because the current shareholders in Daily Access Fund are anticipated to own shares representing less than 50% of the net assets of Daily Access Fund immediately after the Transaction. In general, a fund is permitted to carry forward a capital loss as a capital loss carryover to each of the eight (8) taxable years succeeding the loss year. Whether Daily Access Fund will be able to utilize fully its capital loss carryovers depends in part upon the years remaining in the carryover period (not more than 8) and on the amount of the annual limitation relative to the amount of the available capital loss carryovers. Accordingly, this annual limitation could result in a portion of the capital loss carryovers of Daily Access Fund, which might otherwise have been utilized to offset future capital gains, to expire unutilized. Based on the long-term tax-exempt rate of 4.27% for ownership changes that occur during December 2004, and the net asset value of Daily Access Fund as of October 31, 2004 of $992.2 million, the annual limitation would equal approximately $42.3 million.

   If, however, shareholders of the Trust were to own shares representing less than 50% of the net assets of Daily Access Fund immediately after the Transaction, the capital loss carryovers of the Trust would be subject to an annual limitation and those of Daily Access Fund would not. At October 31, 2004, the aggregate net asset value of the Trust and Daily Access Fund was $1,287,696,002 and $992,245,896, respectively, which is a difference of approximately $295.5 million. At July 31, 2004, the Trust had tax basis capital losses of $309,546,325 that expire as follows: $2,115,134 (2009); $199,627,510
(2011); $107,803,681 (2012), plus built-in losses of $54,445,419 and deferred, post-October capital losses of $14,631,185, which in the aggregate equals approximately $378.6 million. Based on the long-term tax-exempt rate of 4.27% for ownership changes that occur during December 2004, and the net asset value of the Trust at October 31, 2004, the annual limitation would equal approximately $54.9 million. Accordingly, if the shareholders of the Trust, contrary to what is anticipated, were to own shares representing less than 50% of the net assets of Daily Access Fund immediately after the Transaction, this limitation likely would result in a portion of the capital loss carryovers of the Trust, which might otherwise have been utilized to offset future capital gains, to expire unutilized.

  What should I know about Daily Access Fund Class A shares?

   Daily Access Fund Class A shares will be distributed to shareholders of the Trust and generally will have the same legal characteristics as the shares of the Trust with respect to such matters as voting rights, assessibility, conversion rights, and transferability. The Trust is organized as a Delaware statutory trust. Daily Access Fund is a series of FIST. FIST is organized as a Massachusetts business trust. Former shareholders of the Trust whose shares are represented by outstanding share certificates will not be allowed to redeem shares of Daily Access Fund until the Trust certificates have been returned or cancelled.

  What are the capitalizations of the Funds and what might the capitalization be after the Transaction?

   The following table sets forth, as of October 31, 2004, the capitalization of the Trust and Daily Access Fund. The table also shows the projected capitalization of Daily Access Fund as adjusted to give effect to the proposed Transaction. The capitalization of Daily Access Fund and its classes is likely to be different when the Transaction is consummated.

                                                                                             Daily Access
                                                                           Pro forma        Fund--Projected
                                              The Trust    Daily Access  Adjustments to    After Transaction
                                             (unaudited)       Fund      Capitalization       (unaudited)
------------------------------------------------------------------------------------------------------------
Net assets (all classes)*.................. $1,287,696,002 $992,245,896  $   (320,000)**    $2,279,621,898
Total shares outstanding (all classes)*....    143,492,799   98,000,628   127,117,078***       225,117,706
Daily Access Fund--Class A net assets......                $615,001,512  $   (259,169)****  $1,902,438,345
Daily Access Fund--Class A shares
  outstanding..............................                  60,740,337   127,117,078***       187,857,415
Net asset value per share for the Trust and
  for Daily Fund Class A shares............ $         8.97 $      10.13            --       $        10.13

--------
/*/ The Trust only offers one class of shares, without separate designation.
    Daily Access Fund has four classes of shares: Class A, Class B, Class C, and Advisor Class.

/**/ The adjustments reflect the estimated Transaction-related expenses of approximately $320,000 to be incurred by the Funds.

/***/ The adjustments reflect the estimated shares to be issued to shareholders of the Trust.

/****/ The balance of the estimated costs of the Transaction would be allocated among Daily Access Fund's other classes of shares.

            COMPARISON OF INVESTMENT GOALS, STRATEGIES AND POLICIES

   This section describes and compares the key differences between the investment goals, strategies and principal policies of the Funds. The investment goal, certain investment policies and most of the investment restrictions of each Fund are fundamental, which means that they cannot be changed without the approval of the lesser of (i) a majority of the outstanding shares of that Fund or (ii) 67% or more of the shares present at a meeting of shareholders of such Fund at which the holders of more than 50% of the outstanding shares are present or represented by proxy. Unless otherwise noted, the investment policies of each Fund are non-fundamental and may be changed without shareholder approval. For a complete description of Daily Access Fund's investment policies and risks, you should read the Daily Access Fund Prospectus, which is enclosed with this Prospectus/Proxy Statement as Exhibit B, and the SAI relating to this Prospectus/Proxy Statement, which is incorporated by reference into this Prospectus/Proxy Statement and is available upon request.

  Are there any significant differences between the investment goals, strategies and policies of the Funds?

   The Trust and Daily Access Fund have substantially similar investment goals and policies. The investment goals of the Trust are to provide investors with as high a level of current income and preservation of capital as is consistent with investment primarily in senior secured corporate loans and corporate debt securities with floating interest rates. Daily Access Fund's primary investment goal is a high level of current income and, as a secondary goal, preservation of capital.

   Under normal market conditions, the Trust invests at least 80% of its net assets in floating rate debt issued by borrowers that are U.S. companies, foreign borrowers and U.S. subsidiaries of foreign borrowers. Floating interest rates are: (1) variable rates which adjust to a base rate, such as LIBOR or the CD Rate on set dates, typically every 30 days but not to exceed one year; (2) interest rates that vary at a set margin above a generally recognized base lending interest such as the Prime Rate of a designated U.S. bank; or (3) one of the foregoing interest rates and are convertible to fixed rate instruments.

   In most instances the floating rate debt held by the Trust will be "senior" (meaning the debt holds the most senior position in the capitalization structure of the corporation) and secured by collateral, which has been pledged by the corporation to the lenders or to security holders. The Trust invests at least 65% of is total assets in floating rate debt that is rated B or higher by a rating agency, or if unrated, determined to be of comparable quality by the Fund's manager. The Trust may invest up to 35% of its total assets in floating rate debt that is rated less than B by a rating agency. The Trust may also invest up to 20% of its net assets in other types of debt obligations, including unsecured floating rate debt, and short term debt obligations.

   As of October 31, 2004, the Trust's portfolio was comprised of 82.7% senior loans, 2.2% other debt securities, 0.7% equity securities and 14.4% cash and cash equivalents.

   Daily Access Fund also normally invests at least 80% of its net assets in floating rate debt. Daily Access Fund invests at least 75% of its total assets in floating rate debt that is rated B or higher by a rating agency or, if unrated, is determined to be of comparable quality by the Fund's manager. Daily Access Fund may invest up to 25% of its total assets in floating rate debt that is rated below B by a rating agency or, if unrated, is determined to be of comparable quality by the manager. Like the Trust, in most instances, the floating rate debt held by Daily Access Fund will be "senior" and secured by collateral. In addition, Daily Access Fund may invest up to 20% of its net assets in certain other types of debt obligations or securities including cash, cash equivalents or other high quality short-term investments.

   As of October 31, 2004, Daily Access Fund's portfolio was comprised of 82.0% senior loans, 0.6% other debt securities and 17.4% cash and cash equivalents.

   There are several differences in the strategies that may be pursued by the Trust and Daily Access Fund. Although both Funds normally invest in U.S. borrowers, the Trust may invest up to 65% of its assets in foreign borrowers in developed foreign countries, while Daily Access Fund currently limits its investments in securities of non-U.S. entities to no more than 25% of its total assets. Furthermore, the Trust may also from time to time invest in foreign borrowers in emerging market countries (however, the Trust does not currently intend to invest more than 35% of its assets in such foreign borrowers). Daily Access Fund does not have a corresponding investment policy regarding investing in foreign borrowers in emerging market countries.

   Another difference between the Funds' investment policies is in the liquidity of the Funds' portfolio holdings. As an open-end fund, Daily Access Fund is limited to investing no more than 15% of its net assets in illiquid securities. As a closed-end fund, the Trust is not subject to such 15% limit on illiquid securities, although the Trust must maintain sufficient liquidity to satisfy its periodic repurchase offer requirements.

  How do the fundamental investment restrictions of the Funds differ?

   Set forth below is a description of the main differences between the Funds' fundamental investment policies or restrictions. The following is only a summary of such differences and is qualified in its entirety by references to the Daily Access Fund Prospectus which is enclosed with this Prospectus/Proxy Statement, and the SAI, which has been filed with the SEC and is considered to be a part of this Prospectus/Proxy Statement.

   Borrowing: Daily Access Fund may not borrow money, except that the Fund may borrow money from banks or affiliated investment companies to the extent permitted by the 1940 Act, or any exemptions therefrom which may be granted by the SEC, or from any person in a private transaction not intended for public distribution for temporary or emergency purposes and then in an amount not exceeding 33-1/3% of the value of Daily Access Fund's total assets (including the amount borrowed). The Trust may not borrow money, except as permitted by
Section 18 of the 1940 Act.

   Real Estate: Both Daily Access Fund and the Trust may not purchase or sell real estate, except that the Funds may purchase or sell securities of real estate investment trusts. The Trust is also specifically permitted to buy or sell loans or securities secured, directly or indirectly, by real estate or securities issued by companies that invest or deal in real estate; provided, also, that the Trust may hold for prompt sale and sell real estate or interests in real estate to which the Trust may gain an ownership interest through the forfeiture of collateral securing loans or debt securities held by the Trust.

   Commodities: Daily Access Fund may not buy or sell commodities, except that the Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies, and other indices or any other financial instruments, and may purchase and sell options on such futures contracts. Similarly, the Trust may not buy or sell commodities or commodity contracts (other than financial futures), provided that forward foreign currency exchange contracts are not deemed to be commodity contracts.

   Senior Securities: Daily Access Fund may not issue securities senior to the Fund's presently authorized shares of beneficial interest, except that this restriction is not deemed to prohibit the Fund from (1) making any permitted borrowings, loans, mortgages or pledges, (2) entering into options, future contracts, forward contracts, repurchase transactions or reverse repurchase transactions, or (3) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder, or SEC staff interpretations thereof. Similarly, the Trust may not issue senior securities except as permitted by Section 18 of the 1940 Act and except to the extent that the Trust's investment in foreign currency swaps, when-issued and delayed delivery securities, interest rate hedging transactions and corporate loans in connection with revolving credit facilities may be deemed senior securities.

   Loans: Neither Fund may make loans to other persons except that each may lend its portfolio securities, may purchase debt securities, including loan participations and corporate loans, and may enter into repurchase agreements. In addition, Daily Access Fund may make loans to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom which may be granted by the SEC.

   Concentration: Generally, neither Fund will invest more than 25% of its total assets in the securities of issuers in any one industry (i.e., concentrate), except that this limitation does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. In addition, each Fund states that it will invest more than 25% (and may invest up to 100%) of its assets in securities of issuers in the industry groups consisting of commercial banks, thrift institutions, insurance companies and finance companies.

   Other Restrictions: The Trust may not purchase any securities on margin, except that the Trust may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities. The purchase of corporate loans, corporate debt securities, and other investment assets with the proceeds of a permitted borrowing or securities offering will not be deemed to be the purchase of securities on margin. Daily Access Fund does not have a corresponding fundamental investment restriction regarding the purchase of securities on margin. Neither Fund may act as an underwriter except to the extent that the Fund may be deemed to be an underwriter when disposing of securities that it owns or, in the case of Daily Access Fund, when selling its own shares.

  What are the principal risk factors associated with investments in the Funds?

   Investments in the Trust and Daily Access Fund involve risks common to most investment companies. There is no guarantee against losses resulting from an investment in either Fund, or that either Fund will achieve its investment goals. The achievement of the Funds' goals depends upon market conditions, generally, and on the investment managers' analytical and portfolio management skills.

   Nonpayment of Scheduled Interest or Principal Payments. Each Fund is subject to the risk that the scheduled interest or principal payments on its floating rate debt will not be paid. Lower-quality loans and debt securities (those of less than investment-grade quality), including floating rate debt, involve greater risk of default on interest and principal payments than higher quality loans and securities. In the event that a nonpayment occurs, the value of that obligation likely will decline. In turn, the net asset value of such Fund's shares also will decline.

   Each Fund may invest up to 100% of its portfolio in corporate loans or corporate debt securities, which may be high yield, high risk, debt securities that are rated less than investment grade, or, if unrated, are determined to be of comparable quality by Franklin Advisers. Generally, the lower the rating category, the more risky is the investment. Debt securities rated below BBB by Standard & Poor's Ratings Group or Moody's Investors Service are considered to have speculative characteristics and are commonly referred to as "junk bonds." Junk bonds entail default and other risks greater than those associated with higher-rated securities. The Trust and Daily Access Fund, however, may not invest more than 35% and 25%, respectively, of their total assets in floating rate debt that is rated lower than B by a rating agency.

   The floating rate debt in which the Funds generally invest is subject to less credit risk than junk bonds. They have features that junk bonds generally do not have. They are senior obligations of the borrower or issuer, are secured by collateral, and generally are subject to certain restrictive covenants in favor of the lenders or security holders that invest in them.

   A significant portion of the Funds' floating rate debt investments may be issued in connection with highly leveraged transactions. Such transactions include leveraged buyout loans, leveraged recapitalization loans, and other types of acquisition financing. These obligations are subject to greater credit risks than other investments including a greater possibility that the borrower may default or go into bankruptcy.

   Impairment of Collateral. The terms of the senior floating rate debt in which the Funds typically invest require that collateral be maintained at a value at least equal to 100% of the amount of such loan or debt security. However, the value of the collateral may decline after a Fund invests and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund. In addition, collateral securing a loan may be found invalid, may be used to pay other outstanding obligations of the borrower under applicable law or may be difficult to sell.

   In the event that a borrower defaults, a Fund's access to the collateral may be limited by bankruptcy and other insolvency laws. There is also the risk that the collateral may be difficult to liquidate, or that a majority of the collateral may be illiquid. As a result, a Fund might not receive payments to which the Fund is entitled.

   Illiquidity of Fund Investments. Some of the corporate loans and corporate debt securities in which the Funds may invest will be considered to be illiquid. Securities or loans that are not readily marketable within seven days at a price that is approximately equal to the value placed on such assets by a Fund are generally considered "illiquid." Daily Access Fund may invest no more than 15% of its total assets in illiquid securities. The Trust is not subject to a 15% limit on illiquid securities, although the Trust must maintain sufficient liquidity to satisfy its periodic repurchase offer requirements. A larger holding of illiquid securities may make it difficult for the Trust to dispose of the illiquid securities in order to raise proceeds to repurchase common shares in a repurchase offer.

   In addition, a majority of the Funds' assets are likely to be invested in securities that are considerably less liquid than those traded on national exchanges. Securities with reduced liquidity involve greater risk than securities with more liquid markets. Market quotations for such securities may be volatile and/or subject to large spreads between bid and ask prices. In the event that a Fund voluntarily or involuntarily liquidates these assets, the Fund may not get the full value of the assets.

   Interest Rate Changes. Changes in interest rates in the national and international markets generally affect the market value of fixed-income securities and debt obligations. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general.

   Prepayments. Most floating rate loans and debt securities allow for prepayment of principal without penalty. Accordingly, the potential for the value of a floating rate loan or security to increase in response to interest rate declines is limited. Corporate loans or securities purchased to replace a prepaid corporate loan or security may have lower yields than the yield on the prepaid corporate loan.

   Leverage and Borrowings. Subject to certain limits, Daily Access Fund is authorized to borrow money and has arranged a credit facility with a bank, which permits it to borrow money to handle unusually high requests to redeem shares of the Fund. Daily Access Fund will only borrow money under this facility for temporary, extraordinary or emergency purposes. Interest payments and fees paid by the Fund on any borrowings will reduce the amount of income it has available to pay as dividends to Daily Access Fund's shareholders.

   The Trust will be less likely to be subject to such risk since the periodic repurchase offers for its outstanding shares will allow the Trust to sufficiently prepare for any planned redemption.

   Highly Leveraged Transactions. A significant portion of each Fund's assets will be invested in floating rate debt issued as part of capital restructurings. Each Fund's investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code, provided that such senior obligations are determined by the Fund's manager upon its credit analysis to be a suitable investment by the Fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include: management's taking over control of a company (leveraged buyout); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or securities that are part of highly leveraged transactions involve a greater risk of default by the borrower.

   Foreign Exposure. The Funds may invest in floating rate debt which is issued by non-U.S. borrowers, U.S. subsidiaries of non-U.S. borrowers and U.S. entities with substantial non-U.S. operations. Such investments involve additional risks that can increase the potential for losses in a Fund. These include country risks (due to general securities market movements in any country where the Fund has investments); company risks (due to less stringent disclosure, accounting, auditing and financial reporting standards and practices; less liquid securities; and less government supervision and regulation of foreign markets and their participants); and currency risk (due to currency exposure on any non-dollar denominated loans or debt securities the Fund may hold).

   Because the Trust may invest up to 65% of its assets in floating rate debt of foreign borrowers compared to 25% by Daily Access Fund, to the extent the Trust so invests its assets, it may be exposed to a greater degree than Daily Access Fund to the risks associated with foreign investments.

   Further, the ability of the Trust to invest in foreign borrowers in emerging market countries may present additional risks to the Trust. Such investments in emerging market countries could subject the Trust to heightened risks due to a lack of established legal, political, business and social frameworks in such emerging market countries.

                      FURTHER INFORMATION ABOUT THE FUNDS

   Information about Daily Access Fund is included in the Daily Access Fund Prospectus, which is enclosed with and incorporated by reference into (is considered a part of) this Prospectus/Proxy Statement. Additional information about Daily Access Fund is included in its current SAI, which is incorporated into the Daily Access Fund Prospectus and considered a part of this Prospectus/Proxy Statement. Daily Access Fund's Annual Report to Shareholders for the fiscal year ended October 31, 2004 is enclosed with and considered a part of this Prospectus/Proxy Statement. Information about the Trust is included in the Trust's current Prospectus dated December 1, 2004, which is incorporated into this Prospectus/Proxy Statement by reference, as well as the Trust's SAI dated December 1, 2004, and in the Trust's Annual Report to Shareholders dated July 31, 2004. You may request a free copy of these and other information by calling 1-800/DIAL-BEN(R) (1-800-342-5236) or by writing to the respective Funds at P.O. Box 997151, Sacramento, CA 95899-9983.

   For more information with respect to Daily Access Fund concerning the following topics, please refer to the following sections of the Daily Access Fund Prospectus: (1) see "Performance" for more information about the performance of Daily Access Fund; (2) see "Management" for more information about the investment adviser and portfolio managers of Daily Access Fund and information about regulatory matters; (3) see "Account Policies" for more information about the pricing of shares of Daily Access Fund; and (4) see "Distributions and Taxes" for more information about Daily Access Fund's policy with respect to dividends and distributions and tax consequences to shareholders of various transactions in shares of Daily Access Fund.

   FIST and the Trust file proxy materials, reports and other information with the SEC in accordance with the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act. These materials can be inspected and copied at: the SEC's Public Reference Room at 450 Fifth Street NW, Room 1024, Washington, D.C. 20549. Also, copies of such material can be obtained from the SEC's Public Reference Branch, Office of Consumer Affairs and Information Services, Washington, D.C. 20549-6009, at prescribed rates, or from the SEC's Internet site at http://www.sec.gov.

   The following is only a discussion of certain principal differences between the organization of each Fund, and is not a complete description of the Funds' organizational documents. Further information about each Fund's current corporate structure is contained in each Fund's SAI and organizational documents and in relevant State law.

   Comparison of Capital Structure. The Trust was organized as a Delaware business trust (now referred to as a Delaware statutory trust) pursuant to an Agreement and Declaration of Trust dated May 13, 1997 (the "Trust's Instrument"). Daily Access Fund is one series of FIST, which was organized as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated December 16, 1986 ("Declaration of Trust"). The number of shares of each of the Trust and FIST is unlimited, each having a par value of $0.01 per share. The Trust and FIST may each issue fractional shares.

   Shares of both the Trust and Daily Access Fund are fully paid and nonassessable and have no preference, preemptive, conversion or subscription rights. Trust and Daily Access Fund shareholders have no appraisal rights. However, as shareholders of an "open-end" fund, shareholders of Daily Access Fund are entitled to have the Daily Access Fund redeem their shares on any business day Daily Access Fund is open for business (subject to any conditions or limitations described in the Daily Access Fund Prospectus). Shareholders of the Trust, which is a "closed-end" fund operating as an interval fund, are only entitled to tender for redemption their shares of the Trust pursuant to the quarterly repurchase offers authorized by the Trust's Board.

   Comparison of Voting Rights. For each Fund, each whole share is entitled to one vote as to any matter on which it is entitled to vote and each fractional share carries a proportionate fractional vote. Shareholders of the Funds are not entitled to cumulative voting in the election of Trustees.

   The 1940 Act provides that shareholders of the Funds have the power to vote with respect to certain matters: specifically, for the election of Trustees, the selection of auditors (under certain circumstances), approval of investment advisory agreements and plans of distribution, and amendments to policies, goals or restrictions deemed to be fundamental.

   In addition, shareholders of the Funds are granted the power to vote on certain matters by the laws of the jurisdiction under which they were formed and by their respective Agreements and Declarations of Trust. In most instances, the rights to vote on these matters are similar between the Funds. For example, the Trust's Instrument specifically gives shareholders of the Trust the power to vote: (1) for the election and removal of Trustees to the extent required by certain provisions of the Trust's Instrument, (2) with respect to certain amendments to the Trust's Instrument, (3) with respect to any advisory contract as required by the 1940 Act, and (4) on such additional matters as required by law, the Trust's Instrument, or any registration of the Trust with the SEC or any state, or as the Trustees may consider necessary or desirable.

   Comparison of Legal Structures. The Massachusetts statutory law governing Massachusetts business trusts (the "Massachusetts Statute") is limited, allowing broad contractual flexibility for much of the characteristics, rights and obligations of a business trust, such as FIST, its business and shareholders to be provided for in the governing documents of the business trust. Investment companies organized as Massachusetts business trusts, such as FIST, have benefited from this flexibility by streamlining their operations and minimizing expenses. For example, a business trust's governing documents may permit management of the business trust to take various actions without having to obtain shareholder approval. Additionally, a fund organized as a Massachusetts business trust is not required to hold annual shareholders' meetings, unless otherwise required by the federal securities laws, the fund's governing documents or applicable stock exchange listing requirements.

   Funds formed as Delaware statutory trusts under the Delaware Statutory Trust Act, or its predecessor (the "Delaware Act"), are also granted a significant amount of operational flexibility, resulting in efficiencies of operation that translate into savings for a fund, such as the Trust, and its shareholders. For example, the Delaware Act also authorizes management to take various actions without requiring shareholder approval if permitted by the governing instrument. Additionally, a fund formed as a Delaware statutory trust need not hold an annual shareholders' meeting in any year unless required by the federal securities laws, the fund's governing instrument or applicable stock exchange listing requirements. Unlike the Massachusetts Statute, the Delaware Act also permits any amendment to the business trust's governing instrument without the need for a state filing, which can reduce administrative burdens and costs. Furthermore, there is a well-established body of legal precedent in the area of Delaware corporate and alternative entities law that may be relevant in deciding issues pertaining to the Trust.

   While former Trust shareholders, as holders of Daily Access Fund Class A shares, will have similar distribution and voting rights as they currently have as Trust shareholders, there are certain differences. The organizational structures differ in record date parameters for determining shareholders entitled to notice, to vote and to a distribution, and differ in the proportion of outstanding shares required to vote on certain matters. Unlike the Trust, FIST is authorized to issue series and classes and each series, including Daily Access Fund, currently has more than one class of shares. Shareholders of FIST are entitled to vote by series or class where any matter affects only the interest of some but not all series or classes.

   Limited Liability for Shareholders. The Massachusetts Statute does not address the limitation of liability of the shareholders of a business trust. The governing instrument of FIST, however, expressly provides that shareholders of FIST are not subject to any personal liability to any person in connection with FIST's property or the operations and obligations of FIST solely by reason of being or having been a shareholder and not by reason of the shareholder's acts or omissions in any other capacity. The governing instrument also provides that any person doing business with or having any claims against FIST shall only look to FIST's property for such payment or claim and that no shareholder shall be personally liable for any such payment or claim. The governing instrument further provides that FIST will indemnify each shareholder against any claims or liabilities to which the shareholder may become subject by reason of being or having been a shareholder and will reimburse the shareholder for legal and related expenses reasonably incurred by the shareholder in connection with the claim or liability. By contrast, under the Delaware Act, shareholders of the Trust are entitled to the same limitation of personal liability as is extended to shareholders of a private corporation organized for profit under the General Corporation Law of the State of Delaware.

   A shareholder of a Massachusetts business trust, under certain circumstances, could be held personally liable as a partner of the trust's obligations. However, FIST's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of FIST or its series. FIST's Declaration of Trust also provides for indemnification and reimbursement of expenses out of the Fund's assets if a shareholder is held personally liable for obligations of the Fund. The Trust's Instrument also contains similar provisions.

   Redemption of Fund Shares. Because FIST is an open-end registered management investment company, shares of Daily Access Fund, must be repurchased by the Fund when offered by its shareholders for redemption, assuming any such shareholder complies with the provisions set forth in FIST's governing documents and the Daily Access Fund Prospectus.

   Board of Trustees. Pursuant to the laws of Delaware and the Trust's Instrument, the responsibility for the management of the Trust is vested in the Trust's Board, which, among other things, is empowered by the Trust's Instrument to elect the officers of the Trust and contract with and provide for the compensation of agents, consultants and other professionals to assist and advise in such management. Pursuant to the Trust's Instrument, no Trustee of the Trust shall be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, except for his own willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office. FIST's Declaration of Trust has substantially the same provisions.

   Inspection Rights. Each Fund provides certain inspection rights to shareholders of its books and records, at least to the extent required by applicable law.

                              VOTING INFORMATION

  How many votes are necessary to approve the Plan?

   A vote of a majority of the Trust's outstanding shares entitled to vote is necessary to approve the Plan. Each shareholder will be entitled to one vote for each full share, and a fractional vote for each fractional share of the Trust held at the close of business on February 22, 2005 (the "Record Date"). If sufficient votes to approve the Plan are not received by the date of the Meeting, the Meeting may be adjourned to permit further solicitations of proxies.

   Forty percent (40%) of the Trust's shares entitled to vote in person or by proxy shall be a quorum for the transaction of business at the Meeting. Under relevant state law and the Trust's governing documents, abstentions and broker non-votes (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owner or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be included for purposes of determining whether a quorum is present at the Meeting, but will be treated as votes not cast and, therefore, will not be counted for purposes of determining whether the Plan has been approved, and will have the same effect as a vote against the Plan.

  How do I ensure my vote is accurately recorded?

   You can vote in any one of three ways:

  .   By mail, with the enclosed proxy card.

  .   In person at the Meeting.

  . By telephone or over the Internet. If your account is eligible, separate instructions are enclosed.

   A proxy card is, in essence, a ballot. When you vote your proxy, it tells us how you want to vote on important issues relating to the Trust. If you simply sign and date the proxy card but give no voting instructions, your shares will be voted in favor of the Plan and in accordance with the views of management upon any unexpected matters that come before the Meeting or any adjournment of the Meeting.

  Can I revoke my proxy?

   You may revoke your proxy at any time before it is voted by sending a written notice to the Trust expressly revoking your proxy, by signing and forwarding to the Trust a later-dated proxy card, or by attending the Meeting and voting in person. If your shares are held by your broker, then in order to vote in person at the Meeting, you will need to obtain a "Legal Proxy" from your broker and present it to the Inspector of Election at the Meeting.

  What other matters will be voted upon at the Meeting?

   The Trust's Board does not intend to bring any matters before the Meeting other than those described in this Prospectus/Proxy Statement. The Trust's Board is not aware of any other matters to be brought before the Meeting by others. If any other matter properly comes before the Meeting, proxies for which discretion has been granted will be voted in accordance with the views of management.

  Who is entitled to vote?

   Shareholders of record of the Trust on the Record Date will be entitled to vote at the Meeting. On the Record Date, there were 145,061,371.880 outstanding shares of the Trust.

  What other solicitations will be made?

   The Trust will request broker-dealer firms, custodians, nominees and fiduciaries to forward proxy material to the beneficial owners of record of the Trust's shares. The Trust reimburses broker-dealer firms, custodians, nominees and fiduciaries for their reasonable expenses incurred in connection with such proxy solicitation. In addition to solicitations by mail, officers and employees of the Trust, without extra pay, may conduct additional solicitations by telephone, personal interviews, and other means. The Trust has engaged InvestorConnect/tm/ to solicit proxies from brokers, banks, other institutional holders, and individual shareholders for a fee, including out of pocket expenses, of approximately $27,900 to $52,200. The costs of any such solicitation and of any adjourned session will be borne one-quarter by each Fund and one-half by Franklin Advisers.

  Are there dissenters' rights?

   Shareholders of the Trust will not be entitled to any "dissenters' rights" under Delaware law or the Trust's Instrument. Although no dissenters' rights may be available, you have the right to tender your shares for redemption pursuant to the Trust's periodic repurchase offer policy. If shareholders approve the Plan and the Transaction is completed, after the closing date you may redeem your Daily Access Fund Class A shares or exchange them for shares of other Franklin Templeton funds on any business day. Redemptions and exchanges are subject to the terms contained in the Daily Access Fund Prospectus.

                          PRINCIPAL HOLDERS OF SHARES

   As of the Record Date, the officers and trustees of the Trust, as a group, owned of record and beneficially less than 1% of the outstanding voting shares of the Trust. In addition, as of the Record Date, the officers and trustees of FIST, as a group, owned of record and beneficially less than 1% of the outstanding voting shares of Daily Access Fund. From time to time, the number of Fund shares held in "street name" accounts of various securities dealers for the benefit of their clients or in centralized securities depositories may exceed 5% of the total shares outstanding. To the knowledge of either Fund, except as listed below, as of the Record Date, no other person owned (beneficially or of record) 5% or more of the outstanding shares of the Trust or of any class of Daily Access Fund.

                                                    Percentage (%)
  Name and Address                              Share Class        of Class
  ----------------                          ------------------- --------------
  Franklin Advisers, Inc.                   Daily Access Fund -
  One Franklin Parkway                      Class B                  5.53%
  San Mateo, California 94403-1906
                                            Daily Access Fund -
                                            Advisor Class            8.86%

  US Bank                                   Daily Access Fund -
  FBO Iron Market Opportunity Fund          Advisor Class           33.76%
  1555 North River Center Drive Suite 210
  P.O. Box 1787
  Milwaukee, Wisconsin 53201-1787

  Ellard Co.                                Daily Access Fund -
  c/o Fiduciary Trust Company International Advisor Class            7.63%
  P.O. Box 3199
  Church Street Station
  New York, NY 10008


   Completion of the Transaction is not expected to result in any change in Franklin Advisers' ownership of the then outstanding Class B or Advisor Class shares of Daily Access Fund.

                                  ADJOURNMENT

   The holders of a majority of the shares present (in person or by proxy) and properly cast upon the question of adjourning the Meeting may adjourn the Meeting to another date and time, whether or not a quorum is present. Such authority to adjourn the Meeting may be used in the event that a quorum is not present at the Meeting, in the event that a quorum is present but sufficient votes have not been received to approve the Proposal, or for any other reason consistent with relevant state law and the Trust's governing documents, including to allow for the further solicitation of proxies. Unless otherwise instructed by a shareholder granting a proxy, the persons designated as proxies may use their discretionary authority to vote as instructed by management of the Trust on questions of adjournment.

                                                 By Order of the Board of
                                                 Trustees,

                                                 Murray L. Simpson
                                                 Secretary

   March 4, 2005

                                   GLOSSARY

Useful Terms and Definitions

   1940 Act--Investment Company Act of 1940, as amended.

   Distributors--Franklin Templeton Distributors, Inc., One Franklin Parkway, San Mateo, CA 94403-1906, the principal underwriter for the Funds.

   Franklin Advisers--Franklin Advisers, Inc., One Franklin Parkway, San Mateo, CA 94403-1906, the investment manager for the Funds.

   Franklin Templeton funds--The U.S. registered funds within the Franklin Templeton Investments fund complex except Franklin Templeton Variable Insurance Products Trust and Templeton Capital Accumulator Fund.

   Franklin Templeton Investments--Resources is a publicly owned global investment management organization operating as Franklin Templeton Investments. Franklin Templeton Investments provides global and domestic investment management services through its Franklin, Templeton, Mutual Series and Fiduciary Trust subsidiaries.

   FT Services--Franklin Templeton Services, LLC, the administrator for the Funds. FT Services is an indirect, wholly owned subsidiary of Resources and is an affiliate to the Funds' investment manager and principal underwriter.

   Investor Services--Franklin Templeton Investor Services, LLC, is each Fund's shareholder servicing agent and acts as the Funds' transfer agent and dividend paying agent.

   Net Asset Value (NAV)--The value of a fund is determined by deducting a fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the fund by the number of shares outstanding.

   Resources--Franklin Resources, Inc., headquartered at One Franklin Parkway, San Mateo, CA 94403-1906, a publicly owned global investment management organization operating as Franklin Templeton Investments.

   SAI--Statement of Additional Information.

   SEC--U.S. Securities and Exchange Commission.

   Securities Dealer--A financial institution that, either directly or through affiliates, has an agreement with Distributors to handle customer orders and accounts with the Funds. This reference is for convenience only and does not indicate a legal conclusion of capacity.

   U.S.--United States.

                    EXHIBITS TO PROSPECTUS/PROXY STATEMENT

Exhibit

    A Agreement and Plan of Reorganization between Franklin Floating Rate Trust and Franklin Investors Securities Trust, on behalf of Franklin Floating Rate Daily Access Fund (attached)

    B Prospectus of Franklin Floating Rate Daily Access Fund--Class A, B & C, dated March 1, 2005 (enclosed)

    C Annual Report to Shareholders of Franklin Floating Rate Daily Access Fund for the fiscal year ended October 31, 2004 (enclosed)

                      This page intentionally left blank.

                                                                      EXHIBIT A

                 FORM OF AGREEMENT AND PLAN OF REORGANIZATION

   THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of this 19th day of January, 2005, by and between Franklin Floating Rate Trust ("Floating Rate Trust"), a Delaware statutory trust with its principal place of business at One Franklin Parkway, San Mateo, California 94403, and Franklin Investors Securities Trust ("FIST"), a Massachusetts business trust with its principal place of business at One Franklin Parkway, San Mateo, California 94403, on behalf of its series, Franklin Floating Rate Daily Access Fund ("Daily Access Fund").

                            PLAN OF REORGANIZATION

   The reorganization (hereinafter referred to as the "Reorganization") will consist of (i) the acquisition by Daily Access Fund of substantially all of the property, assets and goodwill of Floating Rate Trust in exchange solely for full and fractional shares of beneficial interest, par value $0.01 per share, of Daily Access Fund--Class A ("Daily Access Fund Class A Shares"); (ii) the distribution of Daily Access Fund Class A Shares to the holders of shares of beneficial interest, par value $0.01 per share, of Floating Rate Trust ("Floating Rate Trust Shares"), according to their respective interests in Floating Rate Trust in complete liquidation of Floating Rate Trust; and (iii) the dissolution of Floating Rate Trust as soon as is practicable after the closing (as defined in Section 3, hereinafter called the "Closing"), all upon and subject to the terms and conditions of this Agreement hereinafter set forth.

                                   AGREEMENT

   In order to consummate the Reorganization and in consideration of the premises and of the covenants and agreements hereinafter set forth, and intending to be legally bound, the parties hereto covenant and agree as follows:

1. Sale and Transfer of Assets, Liquidation and Dissolution of Floating Rate Trust.

   (a) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of FIST, on behalf of Daily Access Fund, herein contained, and in consideration of the delivery by FIST, on behalf of Daily Access Fund, of the number of Daily Access Fund Class A Shares hereinafter provided, Floating Rate Trust agrees that it will convey, transfer and deliver to FIST, on behalf of Daily Access Fund, at the Closing all of Floating Rate Trust's then existing assets, free and clear of all liens, encumbrances, and claims whatsoever (other than shareholders' rights of redemption), except for cash, bank deposits, or cash equivalent securities in an estimated amount necessary to: (i) pay the costs and expenses of carrying out this Agreement (including, but not limited to, fees of counsel and accountants, and expenses of its liquidation and dissolution contemplated hereunder), which costs and expenses shall be established on Floating Rate Trust's books as liability reserves; (ii) discharge its unpaid liabilities on its books at the closing date (as defined in Section 3, hereinafter called the "Closing Date"), including, but not limited to, its income dividends and capital gains distributions, if any, payable for the period prior to, and through, the Closing Date and those liabilities that would otherwise be discharged at a later date in the ordinary course of business; and (iii) pay such contingent liabilities as the Board of Trustees of Floating Rate Trust shall reasonably deem to exist against Floating Rate Trust, if any, at the Closing Date, for which contingent and other appropriate liability reserves shall be established on Floating Rate Trust's books (hereinafter "Net Assets"). Floating Rate Trust shall also retain any and all rights that it may have over and against any person that may have accrued up to and including the close of business on the Closing Date. Neither FIST nor Daily Access Fund will assume any liabilities of Floating Rate Trust, whether absolute or contingent.

   (b) Subject to the terms and conditions of this Agreement, and in reliance on the representations and warranties of Floating Rate Trust herein contained, and in consideration of such sale, conveyance, transfer, and delivery, FIST, on behalf of Daily Access Fund, agrees at the Closing to deliver to Floating Rate Trust the number of Daily Access Fund Class A Shares, determined by dividing the net asset value per share of the Floating Rate Trust Shares by the net asset value per share of Daily Access Fund Class A Shares, and multiplying the result thereof by the number of outstanding Floating Rate Trust Shares, all as of 1:00 p.m., Pacific time, on the Closing Date. All such values shall be determined in the manner and as of the time set forth in Section 2 hereof.

   (c) Immediately following the Closing, Floating Rate Trust shall distribute pro rata to its shareholders of record as of the close of business on the Closing Date, Daily Access Fund Class A Shares received by Floating Rate Trust pursuant to this Section 1. Such distribution shall be accomplished by the establishment of accounts on the share records of Daily Access Fund of the type and in the amounts due such shareholders based on their respective holdings as of the close of business on the Closing Date. Fractional Daily Access Fund Class A Shares shall be carried to the third decimal place. As promptly as practicable after the Closing, each holder of any outstanding certificate or certificates representing shares of beneficial interest of Floating Rate Fund shall be entitled to surrender the same to the transfer agent for Daily Access Fund in exchange for the number of Daily Access Fund Class A Shares into which the Floating Rate Trust Shares theretofore represented by the certificate or certificates so surrendered shall have been converted. Certificates for Daily Access Fund Shares shall not be issued, unless specifically requested by the shareholders. Until so surrendered, each outstanding certificate which, prior to the Closing, represented shares of beneficial interest of Floating Rate Trust shall be deemed for all Daily Access Fund's purposes to evidence ownership of the number of Daily Access Fund Class A Shares into which the Floating Rate Trust Shares (which prior to the Closing were represented thereby) have been converted.

2. Valuation.

   (a) The value of Floating Rate Trust's Net Assets to be acquired by FIST, on behalf of Daily Access Fund, hereunder shall in each case be computed as of 1:00 p.m., Pacific time, on the Closing Date using the valuation procedures set forth in Floating Rate Trust's currently effective prospectus.

   (b) The net asset value of Floating Rate Trust Shares shall be determined as of 1:00 p.m., Pacific time, on the Closing Date using the valuation procedures set forth in Floating Rate Trust's currently effective prospectus.

   (c) The net asset value of Daily Access Fund Class A Shares shall be determined as of 1:00 p.m., Pacific time, on the Closing Date using the valuation procedures set forth in Daily Access Fund's currently effective prospectus.

3. Closing and Closing Date.

   The Closing Date shall be June 2, 2005, or such later date as the parties may mutually agree. The Closing shall take place at the principal office of FIST at 2:00 p.m., Pacific time, on the Closing Date. Floating Rate Trust shall have provided for delivery as of the Closing those Net Assets of Floating Rate Trust to be transferred to the account of Daily Access Fund's custodian, Bank of New York, Mutual Funds Division, 100 Church Street, New York, New York 10286. Also, Floating Rate Trust shall deliver at the Closing a list of names and addresses of the shareholders of record of its Floating Rate Trust Shares and the number of full and fractional Floating Rate Trust Shares owned by each such shareholder, indicating thereon which such shares are represented by outstanding certificates and which by book-entry accounts, all as of 1:00 p.m., Pacific time, on the Closing Date, certified by its transfer agent or by its President to the best of its or his knowledge and belief. FIST, on behalf of Daily Access Fund, shall provide evidence satisfactory to Floating Rate Trust that the Daily Access Fund Class A Shares to be delivered to the account of Floating Rate Trust hereunder has been registered in an account on the books of Daily Access Fund in such manner as the officers of Floating Rate Trust may request.

4. Representations and Warranties by FIST, on behalf of Daily Access Fund.

   FIST, on behalf of Daily Access Fund, represents and warrants to Floating Rate Trust that:

      (a) Daily Access Fund is a series of FIST, a business trust created under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated December 16, 1986, and validly exists under the laws of that Commonwealth. FIST is duly registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, management investment company, and all of the Daily Access Fund Class A Shares sold were sold pursuant to an effective registration statement filed under the Securities Act of 1933, as amended (the "1933 Act"), except for those shares sold pursuant to the private offering exemption for the purpose of raising initial capital as required by the 1940 Act.

      (b) FIST is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share, each outstanding share of which is fully paid, non-assessable, freely transferable and has full voting rights, and currently issues shares of eight series, including Daily Access Fund. Daily Access Fund is further divided into four classes of shares and an unlimited number of shares of beneficial interest, par value $0.01 per share, has been allocated and designated to each of these classes of shares.

      (c) The financial statements appearing in FIST's Annual Report to Shareholders for the fiscal year ended October 31, 2004, audited by PricewaterhouseCoopers LLP, including the financial statements for Daily Access Fund for the fiscal year then ended, copies of which have been delivered to Floating Rate Trust, fairly present the financial position of Daily Access Fund as of such date and the results of its operations for the period indicated in conformity with generally accepted accounting principles applied on a consistent basis.

      (d) The books and records of Daily Access Fund accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Daily Access Fund.

      (e) FIST has the necessary power and authority to conduct Daily Access Fund's business as such business is now being conducted.

      (f) FIST, on behalf of Daily Access Fund, is not a party to or obligated under any provision of its Agreement and Declaration of Trust, as amended to date ("Declaration of Trust"), or By-laws, as amended to date ("By-laws"), or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Agreement.

      (g) Daily Access Fund has elected to be treated as a regulated investment company ("RIC") for federal income tax purposes under Part I of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), Daily Access Fund has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by this Agreement will not cause it to fail to be qualified as a RIC as of the Closing Date.

      (h) Daily Access Fund is not under jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

      (i) Daily Access Fund does not have any unamortized or unpaid organizational fees or expenses.

5. Representations and Warranties by Floating Rate Trust.

   Floating Rate Trust represents and warrants to FIST, on behalf of Daily Access Fund, that:

      (a) Floating Rate Trust is a statutory trust created under the laws of the State of Delaware pursuant to an Agreement and Declaration of Trust dated May 13, 1997, and validly exists under the laws of that State. Floating Rate Trust is duly registered under the 1940 Act as a closed-end, management investment company and all of the Floating Rate Trust Shares sold were sold pursuant to an effective registration statement filed under the 1933 Act, except for those shares sold pursuant to the private offering exemption for the purpose of raising the required initial capital.

      (b) Floating Rate Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share, without class designation, each outstanding share of which is fully paid, nonassessable, and has full voting rights.

      (c) The financial statements appearing in Floating Rate Trust's Annual Report to Shareholders for the fiscal year ended July 31, 2004, audited by PricewaterhouseCoopers, LLP, copies of which have been delivered to FIST, on behalf of Daily Access Fund, fairly present the financial position of Floating Rate Trust as of such date and the results of its operations for the period indicated in conformity with generally accepted accounting principles applied on a consistent basis.

      (d) The books and records of Floating Rate Trust accurately summarize the accounting data represented and contain no material omissions with respect to the business and operations of Floating Rate Trust.

      (e) Floating Rate Trust has the necessary power and authority to conduct its business as such business is now being conducted.

      (f) Floating Rate Trust is not a party to or obligated under any provision of its Agreement and Declaration of Trust, as amended to date, or By-laws, as amended to date, or any contract or any other commitment or obligation, and is not subject to any order or decree, that would be violated by its execution of or performance under this Agreement.

      (g) Floating Rate Trust has elected to be treated as a RIC for federal income tax purposes under Part I of Subchapter M of the Code, Floating Rate Trust is a "fund" as defined in Section 851(g)(2) of the Code, Floating Rate Trust has qualified as a RIC for each taxable year since its inception and will qualify as a RIC as of the Closing Date, and consummation of the transactions contemplated by this Agreement will not cause it to fail to be qualified as a RIC as of the Closing Date.

      (h) Floating Rate Trust is not under jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code.

      (i) Floating Rate Trust does not have any unamortized or unpaid organization fees or expenses.

6. Representations and Warranties by Floating Rate Trust and FIST.

   Floating Rate Trust and FIST, on behalf of Daily Access Fund, each represents and warrants to the other that:

      (a) The statement of assets and liabilities to be furnished by it as of 1:00 p.m., Pacific time, on the Closing Date for the purpose of determining the number of Daily Access Fund Class A Shares to be issued pursuant to
   Section 1 of this Agreement, will accurately reflect each such party's Net Assets and outstanding shares of beneficial interest, as of such date, in conformity with generally accepted accounting principles applied on a consistent basis.

      (b) At the Closing, it will have good and marketable title to all of the securities and other assets shown on the statement of assets and liabilities referred to in (a) above, free and clear of all liens or encumbrances of any nature whatsoever, except such imperfections of title or encumbrances as do not materially detract from the value or use of the assets subject thereto, or materially affect title thereto.

      (c) Except as disclosed in its currently effective prospectus, there is no material suit, judicial action, or legal or administrative proceeding pending or threatened against it. Neither FIST, on behalf of Daily Access Fund, nor Floating Rate Trust is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects Daily Access Fund or Floating Rate Trust's business or their ability to consummate the transactions herein contemplated.

      (d) There are no known actual or proposed deficiency assessments with respect to any taxes payable by it.

      (e) The execution, delivery, and performance of this Agreement have been duly authorized by all necessary action of its Board of Trustees, and this Agreement, subject to the approval of Floating Rate Trust's shareholders, constitutes a valid and binding obligation enforceable in accordance with its terms.

      (f) It anticipates that consummation of this Agreement will not cause Floating Rate Trust or FIST, with respect to Daily Access Fund, to fail to conform to the requirements of Subchapter M of the Code for federal income taxation qualification as a RIC at the end of its fiscal year.

      (g) It has the necessary power and authority to conduct its business, as such business is now being conducted.

7. Covenants of Floating Rate Trust and FIST, on behalf of Daily Access Fund.

   (a) FIST, on behalf of Daily Access Fund, and Floating Rate Trust each covenant to operate their respective businesses as presently conducted between the dates hereof and the Closing.

   (b) Floating Rate Trust undertakes that it will not acquire Daily Access Fund Class A Shares for the purpose of making distributions thereof to anyone other than Floating Rate Trust's shareholders.

   (c) Floating Rate Trust undertakes that, if this Agreement is consummated, it will liquidate and dissolve.

   (d) Floating Rate Trust and FIST, on behalf of Daily Access Fund, each agree that, by the Closing, all of their federal and other tax returns and reports required by law to be filed on or before such date shall have been filed, and all federal and other taxes shown as due on said returns shall have either been paid or adequate liability reserves shall have been provided for the payment of such taxes.

   (e) At the Closing, Floating Rate Trust will provide Daily Access Fund a copy of the shareholder ledger accounts, certified by Floating Rate Trust's transfer agent or its President to the best of its or his knowledge and belief, for all the shareholders of record of Floating Rate Trust Shares as of 1:00 p.m., Pacific time, on the Closing Date who are to become shareholders of Daily Access Fund as a result of the transfer of assets that is the subject of this Agreement.

   (f) The Board of Trustees of Floating Rate Trust shall call and Floating Rate Trust shall hold, a meeting of Floating Rate Trust's shareholders to consider and vote upon this Agreement (the "Shareholders' Meeting") and Floating Rate Trust shall take all other actions reasonably necessary to obtain approval of the transactions contemplated herein. Floating Rate Trust agrees to mail to each shareholder of record entitled to vote at the Shareholders' Meeting at which action on this Agreement is to be considered, in sufficient time to comply with requirements as to notice thereof, a combined Prospectus/Proxy Statement that complies in all material respects with the applicable provisions of Section 14(a) of the Securities Exchange Act of 1934, as amended, and Section 20(a) of the 1940 Act, and the rules and regulations, respectively, thereunder.

   (g) FIST, on behalf of Daily Access Fund, will file with the U.S. Securities and Exchange Commission a registration statement on Form N-14 under the 1933 Act relating to Daily Access Fund Class A Shares issuable hereunder ("Registration Statement"), and will use its best efforts to provide that the Registration Statement becomes effective as promptly as is practicable. At the time it becomes effective, the Registration Statement will (i) comply in all material respects with the applicable provisions of the 1933 Act, and the rules and regulations promulgated thereunder; and (ii) not contain any untrue statement of material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading. At the time the Registration Statement becomes effective, at the time of the Shareholders' Meeting, and on the Closing Date, the prospectus and statement of additional information included in the Registration Statement will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

8. Conditions Precedent to be Fulfilled by Floating Rate Trust and FIST, on behalf of Daily Access Fund.

   The consummation of this Agreement and the Reorganization contemplated hereunder shall be subject to the following respective conditions:

      (a) That: (i) all the representations and warranties of the other party contained herein shall be true and correct as of the Closing with the same effect as though made as of and at such date; (ii) the other party shall have performed all obligations required by this Agreement to be performed by it prior to the Closing; and (iii) the other party shall have delivered to such party a certificate signed by the President or any Vice President and by the Secretary or any Assistant Secretary or equivalent officer to the foregoing effect.

      (b) That each party shall have delivered to the other party a copy of the resolutions approving this Agreement adopted and approved by the appropriate action of its Board of Trustees, certified by its Secretary or equivalent officer of such Fund.

      (c) That the U.S. Securities and Exchange Commission shall not have issued an unfavorable advisory report under Section 25(b) of the 1940 Act or instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the 1940 Act. And, further, no other legal, administrative or other proceeding shall have been instituted or threatened that would materially affect the financial condition of either party or would prohibit the transactions contemplated hereby.

      (d) That this Agreement and the Reorganization contemplated hereby shall have been adopted and approved by the appropriate action of the shareholders of Floating Rate Trust at a meeting of shareholders or any adjournment thereof.

      (e) That a distribution or distributions shall have been declared for Floating Rate Trust prior to the Closing Date that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its ordinary income and all of its capital gain net income, if any, for the period from the close of its last fiscal year to 1:00 p.m., Pacific time, on the Closing Date; and (ii) any undistributed ordinary income and capital gain net income from any period to the extent not otherwise declared for distribution. Capital gain net income has the meaning given such term by Section 1222(9) of the Code.

      (f) That there shall be delivered to Floating Rate Trust, and FIST, on behalf of Daily Access Fund, an opinion from Stradley, Ronon, Stevens & Young, LLP, counsel to Floating Rate Trust and FIST, to the effect that, provided the Reorganization contemplated hereby is carried out in accordance with this Agreement, the laws of the State of Delaware and the laws of the Commonwealth of Massachusetts and based upon certificates of the officers of Floating Rate Trust and FIST, on behalf of Daily Access Fund, with regard to matters of fact:

          (1) The acquisition by Daily Access Fund of substantially all the assets of Floating Rate Trust as provided for herein in exchange for Daily Access Fund Class A Shares followed by the distribution by Floating Rate Trust to its shareholders of Daily Access Fund Class A Shares in complete liquidation of Floating Rate Trust will qualify as a reorganization within the meaning of Section 368(a)(1) of the Code, and Floating Rate Trust and Daily Access Fund will each be a "party to the reorganization" within the meaning of Section 368(b) of the Code;

          (2) No gain or loss will be recognized by Floating Rate Trust upon the transfer of substantially all of its assets to Daily Access Fund in exchange solely for voting shares of Daily Access Fund (Sections 361(a) and 357(a) of the Code);

          (3) No gain or loss will be recognized by Daily Access Fund upon the receipt by it of substantially all of the assets of Floating Rate Trust in exchange solely for voting shares of Daily Access Fund (Section 1032(a) of the Code);

          (4) No gain or loss will be recognized by Floating Rate Trust upon the distribution of Daily Access Fund Class A Shares to its shareholders in liquidation of Floating Rate Trust (in pursuance of the Reorganization) (Section 361(c)(1) of the Code);

          (5) The basis of the assets of Floating Rate Trust received by Daily Access Fund will be the same as the basis of such assets to Floating Rate Trust immediately prior to the exchange (Section 362(b) of the Code);

          (6) The holding period of the assets of Floating Rate Trust received by Daily Access Fund will include the period during which such assets were held by Floating Rate Trust (Section 1223(2) of the Code);

          (7) No gain or loss will be recognized by the shareholders of Floating Rate Trust upon the exchange of their shares in Floating Rate Trust for voting shares of Daily Access Fund, including fractional shares to which they may be entitled (Section 354(a) of the Code);

          (8) The basis of Daily Access Fund Class A Shares received by the shareholders of Floating Rate Trust shall be the same as the basis of the Floating Rate Trust Shares exchanged therefor (Section 358(a)(1) of the Code);

          (9) The holding period of Daily Access Fund Class A Shares received by shareholders of Floating Rate Trust (including fractional shares to which they may be entitled) will include the holding period of the Floating Rate Trust Shares surrendered in exchange therefor, provided that the Floating Rate Trust Shares were held as a capital asset on the effective date of the exchange (Section 1223(1) of the Code); and

          (10) Daily Access Fund will succeed to and take into account as of the date of the transfer (as defined in Section 1.381(b)-1(b) of the regulations issued by the United States Treasury ("Treasury Regulations")) the items of Floating Rate Trust described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury Regulations.

      (g) That there shall be delivered to FIST, on behalf of Daily Access Fund, an opinion in form and substance satisfactory to it from Stradley, Ronon, Stevens & Young, LLP, counsel to Floating Rate Trust, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance, and other laws now or hereafter affecting generally the enforcement of creditors' rights:

          (1) Floating Rate Trust is a statutory trust organized under the laws of the State of Delaware, and is a validly existing statutory trust and in good standing under the laws of that State;

          (2) Floating Rate Trust is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share;

          (3) Floating Rate Trust is a closed-end investment company of the management type registered as such under the 1940 Act;

          (4) Except as disclosed in Floating Rate Trust's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Floating Rate Trust, the unfavorable outcome of which would materially and adversely affect Floating Rate Trust;

          (5) The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of Floating Rate Trust; and

          (6) Neither the execution, delivery, nor performance of this Agreement by Floating Rate Trust, violates any provision of its Agreement and Declaration of Trust or By-laws, as amended to date, or the provisions of any agreement or other instrument known to such counsel to which Floating Rate Trust is a party or by which Floating Rate Trust is otherwise bound; and this Agreement is the legal, valid and binding obligation of Floating Rate Trust and is enforceable against Floating Rate Trust in accordance with its terms.

       In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of Floating Rate Trust with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of Floating Rate Trust.

      (h) That there shall be delivered to Floating Rate Trust an opinion in form and substance satisfactory to it from Stradley, Ronon, Stevens & Young, LLP, counsel to FIST, to the effect that, subject in all respects to the effects of bankruptcy, insolvency, reorganization, moratorium, fraudulent conveyance and other laws now or hereafter affecting generally the enforcement of creditors' rights:

          (1) FIST is a business trust organized under the laws of the Commonwealth of Massachusetts, and is a validly existing business trust and in good standing under the laws of that Commonwealth;

          (2) FIST is authorized to issue an unlimited number of shares of beneficial interest, par value $0.01 per share. Four (4) classes of shares of Daily Access Fund have been designated as Daily Access Fund Class A Shares, Daily Access Fund Class B Shares, Daily Access Fund Class C Shares, and Daily Access Fund Advisor Class Shares, and an unlimited number of shares of beneficial interest of Daily Access Fund has been allocated to each class of shares;

          (3) FIST is an open-end investment company of the management type registered as such under the 1940 Act;

          (4) Except as disclosed in Daily Access Fund's currently effective prospectus, such counsel does not know of any material suit, action, or legal or administrative proceeding pending or threatened against Daily Access Fund, the unfavorable outcome of which would materially and adversely affect Daily Access Fund;

          (5) Daily Access Fund Class A Shares to be issued pursuant to the terms of this Agreement have been duly authorized and, when issued and delivered as provided in this Agreement and the Registration Statement, will have been validly issued and fully paid and will be non-assessable by FIST, on behalf of Daily Access Fund;

          (6) The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly authorized by all necessary trust action on the part of FIST, on behalf of Daily Access Fund;

          (7) Neither the execution, delivery, nor performance of this Agreement by FIST, on behalf of Daily Access Fund, violates any provision of its Declaration of Trust or By-laws, or the provisions of any agreement or other instrument known to such counsel to which FIST, on behalf of Daily Access Fund, is a party or by which FIST, on behalf of Daily Access Fund, is otherwise bound; and this Agreement is the legal, valid and binding obligation of FIST, on behalf of Daily Access Fund, and is enforceable against FIST, on behalf of Daily Access Fund, in accordance with its terms; and

          (8) The registration statement of FIST, with respect to Daily Access Fund, of which the prospectus dated March 1, 2005, as supplemented to date (the "Prospectus"), is effective under the 1933 Act, and, to the best knowledge of such counsel, no stop order suspending the effectiveness of such registration statement has been issued, and no proceedings for such purpose have been instituted or are pending before or threatened by the U.S. Securities and Exchange Commission under the 1933 Act, and nothing has come to counsel's attention that causes it to believe that, at the time the Prospectus became effective or at the Closing, such Prospectus (except for the financial statements and other financial and statistical data included therein, as to which counsel need not express an opinion), contained any untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary to make the statements therein not misleading; and such counsel knows of no legal or government proceedings required to be described in the Prospectus, or of any contract or document of a character required to be described in the Prospectus that is not described as required.

       In giving the opinions set forth above, this counsel may state that it is relying on certificates of the officers of FIST with regard to matters of fact, and certain certifications and written statements of governmental officials with respect to the good standing of FIST.

      (i) That Floating Rate Trust shall have received a certificate from the President or any Vice President and Secretary or any Assistant Secretary of FIST to the effect that the statements contained in the Prospectus, at the time the Prospectus became effective, at the date of the signing of this Agreement, and at the Closing, did not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading.

      (j) That FIST's Registration Statement with respect to Daily Access Fund Class A Shares to be delivered to Floating Rate Trust's shareholders in accordance with this Agreement shall have become effective, and no stop order suspending the effectiveness of the Registration Statement or any amendment or supplement, thereto, shall have been issued prior to the Closing Date or shall be in effect at Closing, and no proceedings for the issuance of such an order shall be pending or threatened on that date.

      (k) That Daily Access Fund Class A Shares to be delivered hereunder shall be eligible for sale with each state commission or agency with which such eligibility is required in order to permit Daily Access Fund Class A Shares lawfully to be delivered to each holder of Floating Rate Trust Shares.

      (1) That, at the Closing, there shall be transferred to FIST, on behalf of Daily Access Fund, aggregate Net Assets of Floating Rate Trust comprising at least 90% in fair market value of the total net assets and 70% of the fair market value of the total gross assets recorded on the books of Floating Rate Trust on the Closing Date.

      (m) That there be delivered to FIST, on behalf of Daily Access Fund, information concerning the tax basis of Floating Rate Trust in all securities transferred to FIST, on behalf of Daily Access Fund, together with shareholder information including the names, addresses, and taxpayer identification numbers of the shareholders of Floating Rate Trust as of the Closing Date, the number of shares held by each shareholder, the dividend reinvestment elections applicable to each shareholder, and the backup withholding and nonresident alien withholding certifications, notices or records on file with Floating Rate Trust respect to each shareholder.

9. Brokerage Fees and Expenses.

   (a) FIST, on behalf of Daily Access Fund, and Floating Rate Trust each represents and warrants to the other that there are no broker or finders' fees payable by it in connection with the transactions provided for herein.

   (b) The expenses of entering into and carrying out the provisions of this Agreement shall be borne one-quarter by Daily Access Fund, one-quarter by Floating Rate Trust, and one-half by Franklin Advisers, Inc.

10. Termination; Postponement; Waiver; Order.

   (a) Anything contained in this Agreement to the contrary notwithstanding, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of Floating Rate Trust) prior to the Closing, or the Closing may be postponed as follows:

      (1) by mutual consent of FIST, on behalf of Daily Access Fund, and of Floating Rate Trust;

      (2) by FIST, on behalf of Daily Access Fund, if any conditions of its obligations set forth in Section 8 have not been fulfilled or waived; or

      (3) by Floating Rate Trust if any conditions of its obligations set forth in Section 8 have not been fulfilled or waived.

   An election by FIST or Floating Rate Trust to terminate this Agreement and to abandon the Reorganization shall be exercised respectively, by the Board of Trustees of FIST or the Board of Trustees of Floating Rate Trust.

   (b) If the transactions contemplated by this Agreement have not been consummated by December 31, 2005, this Agreement shall automatically terminate on that date, unless a later date is agreed to by both FIST and Floating Rate Trust.

   (c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and neither Floating Rate Trust nor FIST nor their trustees, officers, or agents or the shareholders of Floating Rate Trust or Daily Access Fund shall have any liability in respect of this Agreement, but all expenses incidental to the preparation and carrying out of this Agreement shall be paid as provided in
Section 9(b) hereof.

   (d) At any tine prior to the Closing, any of the terms or conditions of this Agreement may be waived by the party who is entitled to the benefit thereof by action taken by that party's Board of Trustees if, in the judgment of such Board, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to its shareholders, on behalf of whom such action is taken.

   (e) The respective representations and warranties contained in Sections 4 to 6 hereof shall expire with and be terminated by the Reorganization on the Closing Date, and neither Floating Rate Trust nor FIST, nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee, agent or shareholder of Floating Rate Trust or FIST against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders to which that officer, trustee, agent or shareholder would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

   (f) If any order or orders of the U.S. Securities and Exchange Commission with respect to this Agreement shall be issued prior to the Closing and shall impose any terms or conditions that are determined by action of the Board of Trustees of FIST, on behalf of Daily Access Fund, and the Board of Trustees of Floating Rate Trust to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of Floating Rate Trust, unless such terms and conditions shall result in a change in the method of computing the number of Daily Access Fund Class A Shares to be issued to Floating Rate Trust. In which event, unless such terms and conditions shall have been included in the proxy solicitation material furnished to the shareholders of Floating Rate Trust prior to the Shareholders Meeting at which the transactions contemplated by this Agreement shall have been approved, this Agreement shall not be consummated and shall terminate unless Floating Rate Trust shall promptly call a meeting of the shareholders of Floating Rate Trust at which such conditions so imposed shall be submitted for approval.

   (g) It is acknowledged that the Declaration of Trust of FIST is on file with the Secretary of The Commonwealth of Massachusetts and that this Agreement is executed on behalf of FIST by the undersigned as officers and not individually and that the obligations of this Agreement are not binding upon any of them, the Trustees or the shareholders of FIST individually but are binding only upon the assets and property belonging to Daily Access Fund for the benefit of which the Trustees have caused this Agreement to be made.

11. Entire Agreement and Amendments.

   This Agreement embodies the entire agreement between the parties and there are no agreements, understandings, restrictions, or warranties relating to the transactions contemplated by this Agreement other than those set forth herein or herein provided for. This Agreement may be amended only by mutual consent of the parties in writing. Neither this Agreement nor any interest herein may be assigned without the prior written consent of the other party.

12. Counterparts.

   This Agreement may be executed in any number of counterparts, each of which shall be deemed to be an original, but all such counterparts together shall constitute but one instrument.

13. Notices.

   Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the appropriate Fund, at One Franklin Parkway, San Mateo, California 94403, Attention:
Secretary.

14. Governing Law.

   This Agreement shall be governed by and carried out in accordance with the laws of the State of Delaware.

   IN WITNESS WHEREOF, FIST, on behalf of Daily Access Fund, and Floating Rate Trust have each caused this Agreement to be executed on its behalf by its duly authorized officers, all as of the date and year first-above written.


                                            FRANKLIN INVESTORS SECURITIES
                                            TRUST, on behalf ofFRANKLIN
                                            FLOATING RATE DAILY ACCESS FUND

Attest:

By:     ----------------------------------  By: -------------------------------
        Murray L. Simpson                       David P. Goss
        Vice President and Secretary            Vice President

                                            FRANKLIN FLOATING RATE TRUST
Attest:

By:     ----------------------------------  By: -------------------------------
        Murray L. Simpson                       David P. Goss
        Vice President and Secretary            Vice President

                      This page intentionally left blank.

                      This page intentionally left blank.

                                                                020 PROXY 03/05

                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT








                  Please detach at perforation before mailing.






PROXY                                                                    PROXY
                          FRANKLIN FLOATING RATE TRUST
                     MEETING OF SHAREHOLDERS - MAY 18, 2005


The undersigned hereby revokes all previous proxies for his or her shares and appoints RUPERT H. JOHNSON, JR., HARMON E. BURNS, MURRAY L. SIMPSON, BARBARA J. GREEN, and DAVID P. GOSS, and each of them, proxies of the undersigned with full power of substitution to vote all shares of Franklin Floating Rate Trust (the "Trust") that the undersigned is entitled to vote at the Trust's Meeting of Shareholders to be held at One Franklin Parkway, San Mateo, CA 94403-1906 at 10:00 a.m. Pacific time, on May 18, 2005, including any postponements or adjournments thereof, upon such business as may properly be brought before the Meeting.

This Proxy is solicited on behalf of the Board of Trustees. It will be voted as specified. If no specification is made, this Proxy shall be voted FOR the Proposal. If any other matters properly come before the Meeting to be voted on, the proxyholders will vote, act and consent on those matters in accordance with the views of management.

                              VOTE VIA THE INTERNET: www.franklintempleton.com VOTE VIA THE TELEPHONE:1-866-241-6192

                              999 9999 9999 999

                              Please sign exactly as your name appears on this Proxy. If signing for estates, trusts or corporations, title or capacity should be stated. If shares are held jointly, each holder should sign.


                              ------------------------------------------------
                              Signature


                              ------------------------------------------------
                              Signature


                              ------------------------------------------------
                              Date                                   14851_FRT

                                                             YES    NO
                             I PLAN TO ATTEND THE MEETING.   [ ]    [ ]

                            (Please see reverse side)









                      EVERY SHAREHOLDER'S VOTE IS IMPORTANT




                        PLEASE SIGN, DATE AND RETURN YOUR
                                   PROXY TODAY


                  Please detach at perforation before mailing.



THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR THE PROPOSAL AND TO GRANT THE AUTHORITY TO THE PROXYHOLDERS TO VOTE ON OTHER BUSINESS.

PLEASE MARK VOTES AS IN THIS EXAMPLE: []

                                                           FOR  AGAINST ABSTAIN
1. To approve an Agreement and Plan of Reorganization      []     []      []
   between the Trust and Franklin Investors Securities
   Trust, on behalf of Franklin Floating Rate Daily
   Access Fund ("Daily Access Fund"), that provides for:
   (i) the acquisition of substantially all of the assets of the Trust by Daily Access Fund in exchange solely for Class A shares of Daily Access Fund, (ii) the distribution of such shares to the holders of shares of the Trust, and (iii) the complete liquidation and dissolution of the Trust.

                                                       GRANT  WITHHOLD  ABSTAIN
2. To transact any other business, not currently       []     []        []
   contemplated, that may properly come before the Meeting.


YOU ARE URGED TO DATE AND SIGN THIS PROXY AND RETURN IT PROMPTLY. THIS WILL SAVE THE EXPENSE OF FOLLOW-UP LETTERS TO SHAREHOLDERS WHO HAVE NOT RESPONDED.

          PLEASE SIGN AND PROMPTLY RETURN IN THE ACCOMPANYING ENVELOPE.
                    NO POSTAGE REQUIRED IF MAILED IN THE U.S.

                                     PART B







                       STATEMENT OF ADDITIONAL INFORMATION
                                       FOR
                   FRANKLIN FLOATING RATE DAILY ACCESS FUND
                                   A SERIES OF
                       FRANKLIN INVESTORS SECURITIES TRUST

                              DATED MARCH 4, 2005


                                 Acquisition of
                       Substantially all of the Assets of
                          FRANKLIN FLOATING RATE TRUST


                 By and in exchange for Class A shares of
                   FRANKLIN FLOATING RATE DAILY ACCESS FUND,
                a series of Franklin Investors Securities Trust

      This Statement of Additional Information (SAI) relates specifically to the proposed delivery of substantially all of the assets of Franklin Floating Rate Trust for Class A shares of Franklin Floating Rate Daily Access Fund.

      This SAI consists of this Cover Page and the following documents, each of which is enclosed with and is legally considered to be a part of this SAI:

           1. Statement of Additional Information of Franklin Floating Rate Daily Access Fund - Class A, B & C dated March 1, 2005.

           2. Annual Report of Franklin Floating Rate Daily Access Fund for the fiscal year ended October 31, 2004.

           3. Annual Report of Franklin Floating Rate Trust for the fiscal year ended July 31, 2004.

           4.  Pro Forma Financial Statements for the Reorganization of
               Franklin Floating Rate Trust with and into Franklin Floating Rate Daily Access Fund.

This SAI is not a Prospectus; you should read this SAI in conjunction with the Prospectus/Proxy Statement dated March 4, 2005, relating to the above-referenced transaction. You can request a copy of the Prospectus/Proxy Statement by calling 1-800/DIAL BEN (1-800-342-5236) or by writing to Franklin Floating Rate Daily Access Fund, One Franklin Parkway, San Mateo, CA 94403-1906.
-------------------------------------------------------------------------------

The Statement of Additional Information of Franklin Floating Rate Daily Access Fund - Class A, B & C dated March 1, 2005 as previously filed via EDGAR is incorporated herein by reference to the Registrant's Rule 497(c) filing made on March 2, 2005 and will be mailed to all shareholders who request this SAI.

The Annual Report of Franklin Floating Rate Daily Access Fund for the fiscal year ended October 31, 2004 as previously filed via EDGAR is incorporated by reference to the Registrant's N-CSR filed December 28, 2004 and will be mailed to all shareholders requesting this SAI.

The Annual Report of Franklin Floating Rate Trust for the fiscal year ended July 31, 2004 as previously filed via EDGAR is incorporated by reference to Franklin Floating Rate Trust's N-CSR filing on October 1, 2004 and will be mailed to all shareholders who request this SAI.


FRANKLIN FLOATING RATE DAILY ACCESS FUND
FRANKLIN FLOATING RATE TRUST
PRO FORMA COMBINING STATEMENT OF INVESTMENTS, OCTOBER 31, 2004
(UNAUDITED)


                                                                                                             FRANKLIN FLOATING
                                            FRANKLIN FLOATING                                              RATE DAILY ACCESS FUND
                                          RATE DAILY ACCESS FUND       FRANKLIN FLOATING RATE TRUST         PRO FORMA COMBINDED
                                          PRINCIPAL                            PRINCIPAL                   PRINCIPAL
                               COUNTRY     AMOUNT/f       VALUE      COUNTRY    AMOUNT/f       VALUE        AMOUNT/f        VALUE
                            -------------------------------------------------------------------------------------------------------

   BONDS 1.2%
   BROADCASTING .7%
   Paxson Communications
   Corp., senior secured
   note, 144A, FRN, 4.35%,
   1/15/10                   United States  $4,000,000  $4,045,000  United States $10,450,000  $10,567,563  $14,450,000  $14,612,563
   Comcorp Holdings Inc.,
   PIK, 12.50%, 6/04/10                                             United States   2,690,741    2,071,870    2,690,741    2,071,870
                                                        ----------                             -----------               -----------
                                                         4,045,000                              12,639,433                16,684,433
                                                        ----------                             -----------               -----------

   FINANCIAL CONGLOMERATES
   .1%
   Finova Group Inc.,
   7.50%, 11/15/09                                                  United States   4,686,220    2,155,661    4,686,220    2,155,661
                                                                                               -----------               -----------

   STEEL .4%
   Ispat Inland ULC,
   senior secured note,
   FRN, 8.35%, 4/01/10       United,States   2,000,000   2,205,000  United States   5,000,000    5,512,500    7,000,000    7,717,500
                                                         ---------                              ----------                 ---------

   WIRELESS COMMUNICATIONS
   Cricket Communications
   Inc., senior secured
   note, PIK, 13.00%
   8/16/11                                                         United States      230,100      252,823      230,100      252,823
                                                                                               -----------               -----------
   TOTAL BONDS
   (COST $27,475,880)                                    6,250,000                              20,560,417                26,810,417
                                                         ---------                             -----------               ----------

   SENIOR FLOATING RATE
   INTERESTS 83.0%
   ADVERTISING/MARKETING
   SERVICES .7%
   Adams Outdoor
   Advertising,
      Term Loan, 4.23 -
      4.33%, 10/05/11        United States   3,990,000   4,045,692  United States   2,992,500    3,034,269    6,982,500    7,079,961
      Second Lien Term
      Loan, 5.58%, 4/05/12                                          United States   1,000,000    1,018,125    1,000,000    1,018,125
a  DIMAC Holdings, Term Loan
   B, 10.00%, 3/31/05                                               United States     558,338        --         558,338        --
   Lamar Media Corp., Term
   Loan D, 3.438 - 3.50%,
   6/30/10                    United States  8,707,037  8,792,749                                             8,707,037    8,792,749
                                                       -----------                             ----------                -----------
                                                       12,838,441                               4,052,394                 16,890,835
                                                       -----------                             ----------                -----------

   AEROSPACE & DEFENSE 2.1%
   Anteon International
   Corp., Term Loan B,
   3.725%, 12/19/10                                                 United States   2,977,500    3,016,115    2,977,500    3,016,115
   ARINC Inc., Term Loan,
   4.12%, 2/24/11            United States     995,000   1,007,437                                              995,000    1,007,437
   CACI International
   Inc., Term Loan B
   3.21 - 3.45% 4/23/11      United States   3,482,500   3,517,325  United States     995,000    1,004,950    4,477,500    4,522,275
   Communications & Power
   Industries Inc. Term
   Loan B, 4.84 - 4.94%
   7/29/10                   United States   1,492,500   1,516,131                                            1,492,500    1,516,131
   DRS Technologies Inc.,
   Term Loan B, 3.53 -
   4.01% 11/04/10            United States   5,512,818   5,564,501  United States   1,598,644    1,613,631    7,111,462    7,178,132
   ILC Industries Inc.,
      First Lien
       Term Loan,
       4.90%, 8/04/10        United States     992,500   1,008,817  United States     992,500    1,008,817    1,985,000    2,017,634
      Second Lien Term
       Loan,
       7.65%, 2/05/11        United States     500,000     504,710  United States     500,000      504,710    1,000,000    1,009,420
   MRO Acquisition Corp.
    (Piedmont), First
    Lien Term Loan,
    4.32%, 8/27/10           United States   6,000,000   6,063,750                                            6,000,000    6,063,750
   Standard Aero Holdings
   Inc., Term Loan B.
   4.451 - 4.525%,
   8/18/12                   United States   1,163,077   1,179,796  United States   1,356,923    1,376,429    2,520,000    2,556,225
   Titan Corp.,
   Term Loan B,
   4.61 - 4.69% 2/23/06      United States     977,500     990,636  United States  10,256,023   10,393,844   11,233,523   11,384,480
   TransDigm Inc.,
    Term Loan B,
   4.09%, 7/22/10            United States     992,513   1,006,470  United States     992,512    1,006,470    1,985,025    2,012,940
   United Defense
   Industries Inc.,
   Term Loan B, 3.96 -
   3.98%, 8/13/09                                                   United States     772,487      780,116      772,487      780,116
   Vought Aircraft
   Industries,
     Term Loan B,
     3.50%, 6/30/07          United States                          United States     276,496      279,779      276,496      279,779
     Term Loan C,
     3.50%, 6/30/08          United States                          United States   2,059,114    2,083,566    2,059,114    2,083,566
     Term Loan X,
     5.21%, 12/31/06         United State      339,055     341,235  United States   2,034,329    2,047,410    2,373,384    2,388,645
                                                        ----------                             -----------               -----------
                                                        22,700,808                              25,115,837                47,816,645
                                                        ----------                             -----------               -----------

   APPAREL/FOOTWEAR .1%
   St. John Knits Inc.,
   Term Loan B, 5.938%,
   7/31/07                                                          United States    2,124,704   2,141,304    2,124,704    2,141,304
                                                                                                ----------               -----------

   AUTO PARTS: ORIGINAL
   EQUIPMENT MANUFACTURER
   4.2%
   Dayco Products LLC,
   Term Loan B, 4.87 -
   5.12%, 6/18/11            United States   3,990,000   4,054,837  United States   5,286,750    5,372,660    9,276,750    9,427,497
   EaglePicher Inc.,
   DIP Term Loan B,
   4.863%, 8/07/09           United States   3,937,019   3,961,625                                                         3,961,625
   Exide Technologies,
     USD US Borrower,
     5.25%, 5/04/10          United States     500,000     501,250  United States   1,000,000    1,002,500    1,500,000    1,503,750
     USD EURO Borrower,
     5.25%, 5/04/10          United States     500,000     501,250  United States   1,000,000    1,002,500    1,500,000    1,503,750
   Federal-Mogul Corp.,
   DIP, Term Loan,
   4.938%, 2/06/05           United States     959,540     962,006  United States     959,540      962,007    1,919,080    1,924,013
   GenCorp Inc., Term
   Loan  B, 5.875%,
   3/28/07                   United States     980,000     985,309  United States   8,345,965    8,391,175    9,325,965    9,376,484
   Grand Vehicle Works,
   Term Loan B, 4.92 -
   5.08%, 7/23/10            United States   2,493,750   2,475,047  United States   1,246,875    1,237,523    3,740,625    3,712,570
   Hayes Lemmerz, Term
   Loan, 5.33 - 6.00%,
   6/03/09                   United States   1,903,889   1,938,768  United States   8,567,500    8,724,457   10,471,389   10,663,225
   Hilite International
   Inc., Term Loan B,
   6.21 - 6.56% 3/31/09      United States     810,650     814,704  United States     810,650      814,704    1,621,300    1,629,408
   Key Plastics and Key
   Safety,
     First Lien Term
     Loan, 4.78 - 4.84%,
     7/31/10                 United States   2,898,102   2,933,424  United States   2,493,750    2,524,144    5,391,852    5,457,568
     Term Loan C,
     7.53 - 7.71%,
     7/31/11                 United States   1,000,000   1,001,875  United States   2,000,000    2,003,750    3,000,000    3,005,625
   Metaldyne Corp.,
   Term Loan D,
   6.313%, 12/31/09                                                 United States   1,302,784    1,299,798    1,302,784    1,299,798
   Plastech Engineered
   Products Inc.,
   First Lein Term
   Loan, 4.73%, 3/11/10      United States     979,310     995,836  United States   1,468,966    1,493,754    2,448,276    2,489,590
   Progressive Moulded
   Products, Term
   Loan B, 4.52 -
   4.84375%, 8/13/11         Canada          4,000,000   4,013,752     Canada       1,000,000    1,003,438    5,000,000    5,017,190



                                                                                                             FRANKLIN FLOATING
                                            FRANKLIN FLOATING                                              RATE DAILY ACCESS FUND
                                          RATE DAILY ACCESS FUND       FRANKLIN FLOATING RATE TRUST         PRO FORMA COMBINDED
                                          PRINCIPAL                            PRINCIPAL                   PRINCIPAL
                               COUNTRY     AMOUNT/f       VALUE      COUNTRY    AMOUNT/f       VALUE        AMOUNT/f        VALUE
                            -------------------------------------------------------------------------------------------------------

   Tenneco Automotive Inc.,
     L/C Term Loan,
     4.88%, 12/12/10         United States  $  931,035 $   948,880  United States $ 4,655,172  $ 4,744,398  $ 5,586,207  $ 5,693,278
     Term Loan B,
     4.84%, 12/12/10         United States   2,053,448   2,091,950  United States  10,267,241   10,459,752   12,320,689   12,551,702
   TRW Automotive Inc.,
     Term Loan A1,
     3.625%, 2/28/09         United States   2,560,976   2,594,909  United States   2,987,989    3,027,580    5,548,965    5,622,489
     Term Loan D1,
     4.125%, 2/28/11         United States   1,492,500   1,517,531  United States   4,792,337    4,872,709    6,284,837    6,390,240
b    Term Loan E,
     5.25%, 10/31/10         United States   2,000,000   2,000,000  United States   2,000,000    2,000,000    4,000,000    4,000,000
   United Components Inc.,
   Term Loan C, 4.00%,
   6/30/10                   United States     856,667     869,320                                              856,667      869,320
                                                        ----------                             -----------               -----------
                                                        35,162,273                              60,936,849                96,099,122
                                                        -----------                            -----------               -----------

   AUTOMOTIVE AFTERMARKET
   .1%
   Keystone Automotive
   Operations Inc.,
   Term Loan, 4.25 - 4.438%,
   10/30/09                                                         United States   2,336,956    2,367,264    2,336,956    2,367,264
   United Components Inc.,
   Term Loan C, 4.00%, 6/30/10                                      United States     856,667      869,320      856,667      869,320
                                                                                               -----------               -----------
                                                                                                 3,236,584                 3,236,584
                                                                                               -----------               -----------
   BEVERAGES: ALCOHOLIC .1%
   Constellation Brands Inc.,
   Term Loan B, 3.50%,
   11/30/08                                                         United States   1,000,000    1,005,982    1,000,000    1,005,982
   Southern Wine & Spirits
   of America Inc., Term
   Loan B, 4.23%,6/21/08      United States    989,910   1,003,057  United States     989,910    1,003,057    1,979,820    2,006,114
                                                         ---------                             -----------               -----------
                                                         1,003,057                               2,009,039                 3,012,096
                                                         ---------                             -----------               -----------

   BEVERAGES: NON-ALCOHOLIC
   .3%
   Dr. Pepper Bottling Co.
   of Texas, Term Loan,
   4.16 - 4.47%, 12/18/10    United States     910,308     923,508  United States   3,186,079    3,232,277    4,096,387    4,155,785
   Sunny Delight Beverages
   Co., First Lien Term
   Loan, 5.98%, 8/23/10      United States   1,000,000   1,002,500  United States   2,000,000    2,005,000    3,000,000    3,007,500
                                                         ---------                             -----------               -----------
                                                         1,926,008                               5,237,277                 7,163,285
                                                         ---------                             -----------               -----------

   BROADCASTING 2.7%
   Cumulus,
     Term Loan A1,
     3.625%, 3/28/09         United States   1,636,250   1,652,102                                            1,636,250    1,652,102
     Term Loan E,
     3.625%, 3/28/10         United States   5,749,512   5,842,942  United States   1,396,500    1,419,193    7,146,012    7,262,135
   Emmis Operating Co.,
   Term Loan B, 3.59%
   11/10/11                  United States   8,000,000   8,086,000  United States   8,250,000    8,338,687   16,250,000   16,424,687
   Entravision
   Communications Corp.,
     Multi-Draw Term Loan,
     3.65%, 2/23/12          United States   2,000,000   2,023,126  United States   1,500,000    1,517,344    3,500,000    3,540,470
     Term Loan B, 3.65%,
     2/23/12                 United States   4,400,000   4,450,877  United States   3,000,000    3,034,689    7,400,000    7,485,566
   Gray Television, Term
   Loan C, 3.45 - 3.76%,
   12/31/10                  United States   5,000,000   5,058,750  United States   1,750,000    1,770,563    6,750,000    6,829,313
   Mission Broadcasting
   Inc., Term Loan D, 3.73%,
   12/31/10                  United States   3,225,957   3,229,990  United States     645,192      645,998    3,871,149    3,875,988
   NEP Supershooters LP,
   First Lien Term Loan,
   5.70%, 2/03/11            United States   1,250,000   1,264,062  United States   1,500,000    1,516,875    2,750,000    2,780,937
   Nexstar Finance LLC,
   Term Loan D, 3.35%,
   12/31/10                  United States   1,761,543   1,767,047  United States     352,309      353,409    2,113,852    2,120,456
   Radio One Inc., Term
   Loan A, 2.435%, 6/30/07   United States   1,475,000   1,463,938                                            1,475,000    1,463,938
   Sinclair Broadcasting,
     Term Loan A, 3.71%,
     6/30/09                 United States   5,500,000   5,537,813  United States   1,500,000    1,510,313    7,000,000    7,048,126
     Term Loan C, 3.71%,
     12/31/09                                                       United States   1,500,000    1,516,250    1,500,000    1,516,250
                                                        ----------                             -----------               -----------
                                                        40,376,647                              21,623,321                61,999,968
                                                        ----------                             -----------               -----------

   BUILDING PRODUCTS 2.0%
   Associated Materials,
   Term Loan, 4.61 -
   6.50%, 8/27/09            United States     736,842     746,744                                              736,842      746,744
   Atrium Cos. Inc.,
   Term Loan, 4.70 -
   4.82%, 11/30/08           United States     997,487   1,014,113  United States     997,488    1,014,113    1,994,975    2,028,226
   Builders FirstSource
   Inc., Term Loan,
   5.04%, 3/17/10            United States   1,651,700   1,666,152  United States   1,661,650    1,676,190    3,313,350    3,342,342
   Building Materials
   Holding Corp.,
   Term Loan B,
   4.75%, 8/13/10            United States     987,500     993,055  United States     987,500      993,055    1,975,000    1,986,110
   Headwaters Inc.,
   Term Loan B, 5.33 -
   7.00% 4/30/11             United States   4,331,250   4,383,584  United States   4,812,500    4,870,649    9,143,750    9,254,233
   Masonite International
   Corp.,
     Term Loan C, 4.563%,
     8/31/08                                                        United States   2,833,546    2,870,294    2,833,546    2,870,294
     Term Loan C2, 4.063%,
     8/31/08                                                        United States     994,997    1,012,099      994,997    1,012,099
   NCI Building Systems,
   Term Loan B, 3.82 -
   3.84%, 6/07/10            United States   4,500,000   4,557,658  United States   2,750,000    2,785,236    7,250,000    7,342,894
   Norcraft Cos. LP,
   Term Loan,
   4.96%, 10/21/09           United States     677,778     682,156  United States     677,778      682,156    1,355,556    1,364,312
   Nortek Inc.,
   Term Loan, 4.62 -
   6.25%, 8/25/11            United States   8,000,000   8,126,664  United States   4,000,000    4,063,332   12,000,000   12,189,996
   PGT Industries
   Inc., First Lien
   Term Loan, 4.96 -
   5.13%, 2/05/10            United States     728,250     739,629                                              728,250      739,629
   Ply Gem Industries
   Inc., Incremental
   Term Loan,
   4.59%, 2/12/11            United States   1,000,000   1,009,688  United States   1,000,000    1,009,688    2,000,000    2,019,376
                                                        ----------                             -----------               -----------
                                                        23,919,443                              20,976,812                44,896,255
                                                        ----------                             -----------               -----------

   CABLE/SATELLITE
   TELEVISION 6.7%
   Atlantic Broadband
   Finance LLC,
   Term Loan B, 5.05%,
   8/06/11                   United States   1,250,000   1,270,312                                            1,250,000    1,270,312
   Bresnan Broadband
   Holdings LLC,
     Term Loan A, 5.73
     - 6.01%, 3/31/10        United States   1,250,000   1,265,625  United States   1,250,000    1,265,625    2,500,000    2,531,250
     Term Loan B, 5.31
     - 5.48%, 9/30/10        United States   1,000,000   1,014,063  United States   1,000,000    1,014,063    2,000,000    2,028,126
   Century Cable (Adelphia),
     Discretionary
     Term Loan,
     6.75%, 12/31/09                                                United States   3,000,000    2,957,187    3,000,000    2,957,187
     Term Loan, 6.75%,
     12/31/09                United States   1,000,000     987,500  United States   1,000,000      989,286    2,000,000    1,976,786
   Charter Communications
   Operating LLC,
   Term Loan B, 5.29 -
   5.38%, 4/23/11            United States   6,982,500   6,937,184  United4States   9,476,250    9,414,749   16,458,750   16,351,933



                                                                                                             FRANKLIN FLOATING
                                            FRANKLIN FLOATING                                              RATE DAILY ACCESS FUND
                                          RATE DAILY ACCESS FUND       FRANKLIN FLOATING RATE TRUST         PRO FORMA COMBINDED
                                          PRINCIPAL                            PRINCIPAL                   PRINCIPAL
                               COUNTRY     AMOUNT/f       VALUE      COUNTRY    AMOUNT/f       VALUE        AMOUNT/f        VALUE
                            -------------------------------------------------------------------------------------------------------
  DirecTV Holdings LLC,
   Term Loan, 3.95 -
   4.07%, 3/06/10            United States  $2,064,796  $2,093,910  United States $ 9,085,102  $ 9,213,202  $11,149,898  $11,307,112
   Grapeclose Ltd.
   (Inmarsat),
   Term Loan B,
   4.829 - 4.889%,
   10/10/10                  United Kingdom  2,000,000   2,011,626  United Kingdom  5,750,000    5,783,425    7,750,000    7,795,051
   Grapeclose Ltd.
   (Inmarsat),
   Term Loan C,
   5.329 - 5.389%,
   10/10/11                  United Kingdom  2,000,000   2,018,000 United Kingdom   5,750,000    5,801,750    7,750,000    7,819,750
   Insight Midwest,
     Additional Term
     Loan, 4.75%,
     12/31/09                United States     992,500   1,008,284  United States   3,970,000    4,033,135    4,962,500    5,041,419
     Term Loan A,
     3.25%, 6/30/09          United States   5,688,748   5,700,409                                            5,688,745    5,700,409
     Term Loan B,
     4.563%, 12/31/09        United States     992,500   1,008,284  United States   2,977,500    3,024,851    3,970,000    4,033,135
   MCC Iowa (Broadband),
     Term Loan A, 2.99 -
     3.23%, 3/31/10          United States   4,950,000   5,002,594                                            4,950,000    5,002,594
     Term Loan B1, 4.17 -
     4.48%, 9/12/10          United States   2,992,500   3,024,295  United States   2,992,500    3,024,295    5,985,000    6,048,590
   Mediacom LLC Group,
   Term Loan B, 4.16 -
   4.47%, 4/01/13            United States   1,000,000   1,008,036  United States   5,000,000    5,040,180    6,000,000    6,048,216
b  NTL Investment
   Holdings, Term
   Loan B, 5.204%,
   5/31/12                   United Kingdom   8,000,000  8,085,000  United Kingdom 12,500,000   12,632,813   20,500,000   20,717,813
   Olympus Cable
   Holdings (Adelphia),
   Term Loan B,
   6.75%, 9/30/10                                                   United States   2,000,000    1,974,218    2,000,000    1,974,218
   Persona Communications
   Inc.,
   Term Loan,
   4.975%, 4/12/11           United States   4,000,000   4,042,500  United States   6,000,000    6,040,566   10,000,000   10,083,066
   UCA-HHC Adelphia,
   Term Loan,
   6.00%, 3/31/08            United States     997,500     980,542  United States  20,935,000   20,579,105   21,932,500   21,559,647
   UPC Distribution
   Holdings B.V.,
   Term Loan C2,
   7.325 - 7.3813%,
   3/31/09                                                          United States  11,442,500   11,657,047   11,442,500   11,657,047
                                                        -----------                            -----------              ------------
                                                         47,458,164                            104,445,497               151,903,661
                                                        -----------                            -----------              ------------

   CASINOS/GAMING 1.9%
   Alliance Gaming Corp.,
   Term Loan B, 3.538%
   8/22/09                   United States   1,360,744   1,378,175  United States   1,814,326  1,837,567      3,175,070    3,215,742
   Ameristar Casinos Inc.,
   Term Loan B1, 4.00%,
   12/20/06                                                         United States   2,862,465    2,898,246    2,862,465    2,898,246
   Boyd Gaming, Term Loan
   B, 3.69 - 3.92%,
   5/14/11                   United States   2,493,750   2,527,727  United States   1,995,000  2,022,182      4,488,750    4,549,909
   Global Cash Access LLC,
   Term Loan, 4.71%, 3/10/10 United States   1,950,000   1,985,344  United States     975,000    992,672      2,925,000    2,978,016
   Greektown Casinos, Term
   Loan D, 5.19 - 5.34%,
   12/31/05                  United States   1,824,049   1,844,570  United States   4,368,430  4,417,575      6,192,479    6,262,145
   Green Valley Ranch Gaming
   LLC, Term Loan B, 4.725%,
   12/05/10                                                         United States     992,500  1,007,387        992,500    1,007,387
   Isle of Capri, Term Loan
   B, 3.98 - 4.225%, 4/25/08 United States     825,000     835,312  United States     825,000    835,312      1,650,000    1,670,624
   Isle of Capri Black Hawk
   LLC, Term Loan C, 4.68 -
   5.06%, 12/31/07           United States   3,200,284   3,243,871  United States     987,419  1,000,868      4,187,703    4,244,739
   Marina District Finance
   Co. Inc. Term Loan B,
   3.93%, 10/14/11           United States   2,750,000   2,771,197  United States   2,800,000  2,821,582      5,550,000    5,592,779
   Penn National Gaming
   Inc., Term Loan D, 4.48%,
   3/03/09                                                          United States   1,935,892  1,966,325      1,935,892    1,966,325
   Scientific Games Corp.,
   Term Loan C, 4.50%,
   12/31/09                  United States   2,977,500   3,022,163  United States   6,255,704  6,349,539      9,233,204    9,371,702
                                                         ---------                             ----------                -----------
                                                        17,608,359                             26,149,255                 43,757,614
                                                        ----------                             ----------                -----------

   CATALOG/SPECIALTY
   DISTRIBUTION .2%
   Affinity Group Inc.,
     Term Loan B1, 5.975 -
     6.02%, 6/23/09          United States     230,408     233,096  United States     230,408     233,096       460,816      466,192
     Term Loan B2, 5.975%,
     6/23/09                 United States     576,020     582,741  United States     576,020     582,741     1,152,040    1,165,482
   Oriental Trading Co.
   Inc., Term Loan B,
   4.75%, 7/29/10            United States     950,829     965,686  United States     927,058     941,543     1,877,887    1,907,229
                                                         ---------                             ----------                -----------
                                                         1,781,523                              1,757,380                  3,538,903
                                                         ----------                            ----------                -----------

   CHEMICALS: MAJOR
   DIVERSIFIED 1.6%
   Celanese, Term Loan,
   4.48 - 4.53%, 4/06/11     Luxembourg      2,000,000   2,037,500  Luxembourg      4,000,000    4,075,000    6,000,000    6,112,500
   Huntsman International
   LLC, Term Loan B,
   5.188%, 12/31/10          United States   4,000,000   4,071,000  United States   8,000,000    8,142,000   12,000,000   12,213,000
   Huntsman LLC, Term
   Loan B, 5.44%, 3/31/10    United States   1,200,000   1,218,625  United States   1,200,000    1,218,625    2,400,000    2,437,250
b  Invista Canada Co.,
   Term Loan B2, 4.75%,
   4/29/11                   Canada          2,447,059   2,490,519  Canada          2,447,059    2,490,519    4,894,118    4,981,038
b  Invista SARL,
   Term Loan B1, 4.75%,
   4/29/11                   Luxembourg      5,552,941   5,660,529  Luxembourg      5,552,941    5,660,529   11,105,882   11,321,058
                                                        ----------                             -----------               -----------
                                                        15,478,173                              21,586,673                37,064,846
                                                        ----------                             -----------               -----------

   CHEMICALS: SPECIALTY
   1.5%
   Brenntag, Term Loan B2,
   4.922%, 2/27/12          United States    1,500,000   1,526,250  United States   1,500,000    1,526,250    3,000,000    3,052,500
   Ineos Group Ltd.,
   Term Loan C, 5.476 -
   5.671% 6/30/09            United States     876,833     890,533  United States   2,154,834    2,188,503    3,031,667    3,079,036
   Kraton Polymers LLC,
   Term Loan B,
   4.375 - 4.625%,
   12/24/10                  United States     950,592     959,306                                              950,592      959,306
   Nalco Co.,
   Term Loan B,
   4.42 - 4.43%
   11/04/10                  United States   3,329,426   3,391,593  United States   8,659,533    8,821,224   11,988,959   12,212,817
   Rockwood
   Specialties Group
   Inc. Term Loan B,
   4.63%, 7/30/11            United States   5,750,000   5,815,136  United States   5,300,000    5,360,038   11,050,000   11,175,174
   Sovereign
   Specialty Chemicals
   Inc., Term Loan B,
   6.341%, 12/31/07          United States     982,500     978,816  United States     982,500      978,816    1,965,000    1,957,632
   Westlake Chemical
   Corp., Term Loan B,
   4.27 - 7.50%,
   7/31/10                   United States     754,167     764,065  United States     754,167      764,065    1,508,334    1,528,130
                                                        ----------                              -----------              -----------
                                                        14,325,699                              19,638,896                33,964,595
                                                        ----------                              -----------              -----------

   COAL .4%
   CONSOL Energy Inc.,
   Term Loan B, 4.34%,
   6/08/10                   United States   2,000,000   2,041,876  United States   1,000,000    1,020,938    3,000,000    3,062,814
   Foundation Coal,
   Term Loan B, 4.04%,
   7/30/11                   United States   3,900,000   3,948,750  United States   2,650,000    2,683,125    6,550,000    6,631,875
                                                          --------                              ----------               -----------
                                                         5,990,626                               3,704,063                 9,694,689
                                                          --------                              ----------               -----------

   COMMERCIAL
   PRINTING/FORMS .1%
   American Reprographics,
   Term Loan B, 4.84%,
   6/17/09                   United States      992,500  1,010,489  United States     992,500    1,010,489    1,985,000    2,020,978
   Merrill Corp., Term
   Loan B, 4.475 - 4.63%
   7/30/09                   United States    1,000,000  1,011,563                                            1,000,000    1,011,563
                                                        ----------                             -----------               -----------
                                                         2,022,052                               1,010,489                 3,032,541
                                                        ----------                             -----------               -----------



                                                                                                             FRANKLIN FLOATING
                                            FRANKLIN FLOATING                                              RATE DAILY ACCESS FUND
                                          RATE DAILY ACCESS FUND       FRANKLIN FLOATING RATE TRUST         PRO FORMA COMBINDED
                                          PRINCIPAL                            PRINCIPAL                   PRINCIPAL
                               COUNTRY     AMOUNT/f       VALUE      COUNTRY    AMOUNT/f       VALUE        AMOUNT/f        VALUE
                            -------------------------------------------------------------------------------------------------------


   CONSTRUCTION MATERIALS .4%
   St. Marys Cement Inc.,
   Term Loan B,
   3.975%, 11/24/09          Canada         $5,478,700  $5,535,202  Canada        $ 2,977,500  $ 3,008,207  $ 8,456,200  $ 8,543,409
                                                        ----------                               ---------               -----------

   CONSUMER SUNDRIES .8%
   Central Garden & Pet
   Co., Term Loan, 4.21%,
   5/14/09                                                          United States   1,975,000    1,998,453    1,975,000    1,998,453
   NBTY Inc., Term Loan C,
   3.75%, 7/22/09            United States     691,248     698,540  United States     691,248      698,541    1,382,496    1,397,081
   Rayovac Corp., Term
   Loan C, 4.213 - 4.56%
   10/10/09                  United States     721,546     727,650  United States   2,164,637    2,182,950    2,886,183    2,910,600
   Scotts Co.,
     Term Loan A, 3.188 -
     3.313%, 9/30/10         United States   2,493,750   2,499,466                                            2,493,750    2,499,466
     Term Loan B, 3.438%,
     9/30/10                 United States     448,875     452,908                                              448,875      452,908
   United Industries Corp.,
     Second Lien Term Loan,
     6.48%, 10/31/11         United States     748,125     761,685  United States   1,147,125    1,167,917    1,895,250    1,929,602
     Term Loan B, 4.48 -
     4.63%, 4/30/11          United States   3,982,510   4,049,724  United States   2,988,261    3,038,687    6,970,780    7,088,411
                                                         ---------                             -----------               -----------
                                                         9,189,973                               9,086,548                18,276,521
                                                         ---------                             -----------               -----------

   CONTAINERS/PACKAGING
   1.7%
   ACI Operations Property
   Ltd., Term Loan A,
   4.48%, 4/01/07            Australia       1,887,141   1,917,415  Australia          754,857     766,966     2,641,998   2,684,381
   Berry Plastics Corp.,
   Term Loan C,
   3.71%, 7/22/10            United States     867,425     879,894  United States   1,418,261    1,438,649     2,285,686   2,318,543
   BWAY Corp.,
   Term Loan B,
   4.188%, 7/01/11           United States   1,576,667   1,600,810                                            1,576,667    1,600,810
   Graham Packaging Co.,
b    First Lien
     Term Loan,
     4.375 - 6.25%,
     9/01/11                 United States   6,608,938   6,710,141  United States     8,000,000  8,122,504   14,608,938   14,832,645
     Second Lien
     Term Loan,
     6.125%, 3/01/12         United States      500,000    512,396  United States       374,302    383,581      874,302      895,977
   Graphic Packaging
   International Corp.,
   Term Loan C,
   4.46 - 4.63%,
   8/08/10                   United,States   3,948,318   4,024,916  United States     3,928,478  4,004,690    7,876,796    8,029,606
   Greif Brothers,
   Term Loan B,
   3.88%, 8/15/09            United States     286,900     290,056  United States       214,225    216,581      501,125      506,637
   Kerr Group Inc.,
   Term Loan B,
   5.48 - 7.00%,
   8/11/10                   United States   3,095,217   3,128,104  United States     1,742,837  1,761,355    4,838,054    4,889,459
   Owens-Brockway
   Glass  Container
   Inc., Term Loan B,
   4.64%, 4/01/08            United States     297,619     302,889  United States     1,785,714  1,817,336    2,083,333    2,120,225
                                                        ----------                              ---------                -----------
                                                        19,366,621                             18,511,662                 37,878,283
                                                        ----------                             ----------                -----------

   DATA PROCESSING
   SERVICES .4%
   InfoUSA Inc.,
     Term Loan A,
     4.17%, 3/25/08          United States   1,833,333   1,855,279  United States     916,667    927,639      2,750,000    2,782,918
     Term Loan B,
     6.411%, 6/04/10         United States   2,992,500   3,028,320  United States   2,992,500  3,028,320      5,985,000    6,056,640
                                                        ----------                             ---------                 -----------
                                                         4,883,599                             3,955,959                   8,839,558
                                                        ----------                             ---------                 -----------

   DRUG STORE CHAINS 1.4%
   Duane Reade Inc.,
   Term Loan,
   5.21%, 7/30/10            United States   1,000,000   1,012,875  United States   1,000,000    1,012,875    2,000,000    2,025,750
   General Nutrition
   Centers Inc.,
   Term Loan,
   4.94%, 12/04/09                                                  United States     992,500    1,003,666      992,500    1,003,666
   Jean Coutu Group,
   Term Loan B,
   4.25 - 4.438%
   7/28/11                   United States   8,000,000   8,133,184  United States   9,500,000    9,658,156   17,500,000   17,791,340
   Rite Aid Corp.,
   Term Loan,
   3.59%, 3.68%,
   8/23/09                   United States   4,000,000   4,045,000  United States   6,000,000    6,067,500   10,000,000   10,112,500
                                            ----------                             ----------                            -----------
                                            13,191,059                             17,742,197                             30,933,256
                                            -----------                            ----------                            -----------

   ELECTRIC UTILITIES 3.3%
   AES Corp.,
   Term Loan
   B, 4.00 - 6.00%,
   4/30/08                   United States     571,431     581,073  United States     1,857,143  1,888,482     2,428,574  2,469,555
   Calpine Corp.,
   Second Lien
   Term Loan,
   7.82%, 7/15/07            United States   1,975,000   1,663,527  United States    10,852,575  9,141,037    12,827,575 10,804,564
   Calpine Generating
   Co., First Priority
   Term Loan,
   5.59%, 3/22/09            United States   1,000,000   1,006,125  United States     2,500,000  2,515,312     3,500,000  3,521,437
   Centerpoint Energy
   Inc., Term Loan B,
   5.34%, 10/07/06           United States   2,967,568   2,982,405  United States    15,827,027 15,906,162    18,794,595 18,888,567
   Cogentrix Delaware
   Holdings Inc.,
   Term Loan,
   4.21%, 2/19/09            United States   2,487,500   2,533,103  United States   3,980,000    4,052,965    6,467,500    6,586,068
   Coleto Creek WLE LP,
      Term Loan B, 4.225%,
      7/31/11                United States   1,745,625   1,780,174  United States   1,745,625    1,780,174    3,491,250    3,560,348
      Term Loan C, 5.63%,
      7/31/12                United States   1,000,000   1,016,667  United States   1,000,000    1,016,667    2,000,000    2,033,334
   Dynegy Holdings Inc.,
   Term Loan B, 5.84%
   5/27/10                   United States   1,496,250   1,529,449  United States   4,987,500    5,098,163    6,483,750    6,627,612
   Midwest Generation,
   Term Loan, 4.38 -
   5.47%, 4/27/11            United States   3,429,696   3,485,785  United States   1,906,261    1,937,436    5,335,957    5,423,221
   NRG Energy, Term
   Loan B, 1.875 -
   5.93%, 6/23/10            United States     576,064     594,930  United States     576,064      594,930    1,152,128    1,189,860
   Pike Electric Inc.,
   Term Loan B, 4.125%
   7/02/12                   United States   1,466,845   1,494,043  United States   3,227,058    3,286,895    4,693,903    4,780,938
   Quanta Services Inc.,
   Term Loan B, 1.84
    - 4.89%, 12/15/08        United States   2,000,000   2,020,000  United States   3,000,000    3,030,000    5,000,000    5,050,000
   Teton Power Funding
   LLC, Term Loan B,
   5.16%, 2/20/11            United States   1,697,564   1,725,150  United States     848,782      862,575    2,546,348    2,587,725
   TNP Enterprises,
   Term Loan, 6.983%,
   12/31/06                  United States     987,500   1,006,016  United States     987,500    1,006,016    1,975,000    2,012,032
                                                        ----------                              ----------               -----------
                                                        23,418,447                              52,116,814                75,535,261
                                                        ----------                              ----------               -----------

   ELECTRICAL PRODUCTS .1%
   Enersys Capital Inc.,
   Term Loan D, 3.62 -
   3.921%, 3/17/11           United States   1,995,000   2,008,346  United States   1,446,375    1,456,051    3,441,375    3,464,397
                                                        ----------                               ---------               -----------

   ELECTRONIC COMPONENTS .1%
   Seagate Technology HDD
   Holdings, Term Loan B,
   3.938%, 5/13/07                                                 Cayman Islands   2,100,042    2,132,330    2,100,042    2,132,330
   Seagate Technology (US)
   Holdings, Term Loan B,
   3.938%, 5/13/07                                                  United States     839,958      852,872      839,958      852,872
                                                                                               -----------               -----------
                                                                                                 2,985,202                 2,985,202
                                                                                               -----------               -----------



                                                                                                             FRANKLIN FLOATING
                                            FRANKLIN FLOATING                                              RATE DAILY ACCESS FUND
                                          RATE DAILY ACCESS FUND       FRANKLIN FLOATING RATE TRUST         PRO FORMA COMBINDED
                                          PRINCIPAL                            PRINCIPAL                   PRINCIPAL
                               COUNTRY     AMOUNT/f       VALUE      COUNTRY    AMOUNT/f       VALUE        AMOUNT/f        VALUE
                            -------------------------------------------------------------------------------------------------------

   ELECTRONIC
   EQUIPMENT/INSTRUMENTS
   .2%
   OSI Group LLC,
     Dutch Term Loan,
     4.27%, 9/02/11         United States   $1,527,778  $1,547,830                $            $            $ 1,527,778  $ 1,547,830
     German Term Loan,
     4.27%, 9/02/11         United States    1,222,222   1,238,264                                            1,222,222    1,238,264
     U.S. Term Loan,
     4.27%, 9/02/11         United States    2,750,000   2,788,673                                            2,750,000    2,788,673
                                                        ----------                                                       -----------
                                                         5,574,767                                                         5,574,767
                                                        -----------                                                      -----------

   ELECTRONICS/APPLIANCES
   .7%
b  Alliance Laundry
   Systems LLC,
   Term Loan,
   5.025%, 7/31/09           United States   1,250,000   1,261,719  United States   2,900,000    2,927,188    4,150,000    4,188,907
   Directed
   Electronics Inc.,
   Term Loan
   6.14 - 6.38%,
   6/15/10                   United States   1,995,000   2,011,209  United States   2,743,125    2,765,413    4,738,125    4,776,622
   Juno Lighting Inc.,
   First Lien
   Term Loan,
   4.34-6.25%,
   10/21/10                  United States   3,551,515   3,602,568  United States   2,219,697    2,251,605    5,771,212    5,854,173
                                                        ----------                             -----------               -----------
                                                         6,875,496                               7,944,206                14,819,702
                                                        ----------                             -----------               -----------

   ENGINEERING &
   CONSTRUCTION .8%
   Brand Services Inc.,
   Term Loan B, 5.09 -
   5.21%, 10/16/09           United States     791,359     798,283  United States     791,359      798,283    1,582,718    1,596,566
   URS Corp., Term Loan
   B, 3.941%, 8/22/08        United States     700,565     704,725  United States   2,802,259    2,818,899    3,502,824    3,523,624
   Washington Group,
   Synthetic Term Loan,
   1.86%, 10/01/07           United States   3,000,000   3,003,900  United States   9,700,000    9,712,610   12,700,000   12,716,510
                                                         ---------                              ----------               -----------
                                                         4,506,908                              13,329,792                17,836,700
                                                         ---------                              ----------               -----------

   ENVIRONMENTAL SERVICES 1.7%
   Allied Waste North
   America Inc.,
     L/C Term Loan,
     4.119%, 1/15/10         United States   1,449,643   1,466,631  United States   2,121,429    2,146,290    3,571,072    3,612,921
     Term Loan B, 4.42
     - 4.63%, 1/15/10        United States   1,249,066   1,263,477  United States  10,061,917   10,178,012   11,310,983   11,441,489
     Term Loan C, 4.63
     - 4.67%, 1/15/10        United States   2,459,878   2,486,398  United States     983,951      994,559    3,443,829    3,480,957
   Duratek Inc., Term
   Loan B, 5.938 -
   6.125%, 12/16/09          United States   1,173,913   1,173,913  United States   1,565,217    1,565,217    2,739,130    2,739,130
   EnviroSolutions Inc.,
     Delay Draw, 6.35%,
     3/01/09                 United States      46,364      46,364  United States     864,545      864,545      910,909      910,909
     Term Loan B, 6.35%,
      3/01/09                United States   2,135,454   2,135,454  United States   1,317,273    1,317,274    3,452,727    3,452,728
   IESI Corp., Term Loan,
   5.07 - 5.09%,
   10/10/10                  United States     990,000   1,005,469  United States     990,000    1,005,469    1,980,000    2,010,938
   Waste Connections Inc.,
   Term Loan, 3.37 -
   3.66%, 10/22/10           United States   6,930,000   7,014,463  United States   2,970,000    3,006,198    9,900,000   10,020,661
                                                        ----------                             -----------               -----------
                                                        16,592,169                              21,077,564                37,669,733
                                                        ----------                             ------------              -----------

   FINANCE/RENTAL/LEASING .3%
   United Rentals
   (North America) Inc.,
      L/C Term Loan, 4.03
      - 4.21%, 2/11/11       United States     166,666     168,403  United States   1,053,333    1,064,306    1,219,999    1,232,709
      Term Loan B,
      3.611%, 2/11/11        United States     829,167     839,635  United States   5,306,667    5,373,663    6,135,834    6,213,298
                                                        ----------                             -----------               -----------
                                                         1,008,038                               6,437,969                 7,446,007
                                                        ----------                             -----------               -----------

   FOOD DISTRIBUTORS .1%
   Doane Pet Care Co.,
     Term Loan B, 6.86%,
     12/31/05                                                       United States     158,310      159,299      158,310      159,299
     Term Loan C, 7.23%,
     12/31/06                                                       United States      81,043       81,583       81,043       81,583
   OSI Group LLC,
      Dutch Term Loan,
      4.27%, 9/02/11                                                United States     750,000      759,844      750,000      759,844
      German Term Loan,
      4.27%, 9/02/11                                                United States     600,000      607,875      600,000      607,875
      U.S. Term Loan,
      4.27%, 9/02/11                                                United States   1,350,000    1,368,985    1,350,000    1,368,985
                                                                                                 ---------               -----------
                                                                                                 2,977,586                 2,977,586
                                                                                                 ---------               -----------

   FOOD: MAJOR
   DIVERSIFIED 1.5%
   Birds Eye Foods Inc.
   (Agrilink Foods),
   Term Loan B, 4.71%,
   8/08/08                                                          United States   7,452,119    7,554,585    7,452,119    7,554,585
   Del Monte Corp.,
   Term Loan B, 4.38%,
   12/20/10                                                         United States     635,972      647,996      635,972      647,996
   Dole Food Co. Inc.,
   Term Loan D, 4.00
   - 4.375%, 3/28/08         United States     164,169     167,022  United States   1,366,269    1,390,015    1,530,438    1,557,037
   Luiginos Inc.,
   Term Loan, 4.813
   - 5.00%, 4/02/11          United States   1,741,250   1,757,574  United States   4,477,500    4,519,476    6,218,750    6,277,050
   Pinnacle Foods
   Holding Corp.,
   Term Loan B, 4.20
   - 4.26%, 11/25/10         United States   8,466,228   8,550,891  United States   9,950,000   10,049,500   18,416,228   18,600,391
                                                        ----------                             -----------               -----------
                                                        10,475,487                              24,161,572                34,637,059
                                                        ----------                             -----------               -----------

   FOOD: MEAT/FISH/DAIRY .5%
   American Seafoods,
   Term Loan B, 4.25
   - 4.438%, 4/15/09                                                United States   1,270,899    1,279,240    1,270,899    1,279,240
   Keystone Foods
   Intermediate LLC,
   Term Loan, 4.25
   - 4.438%, 6/15/11                                                United States     983,214      994,275      983,214      994,275
   Land O'Lakes Inc.,
   Term Loan B, 5.71%
   10/11/08                  United States   1,146,264   1,166,561  United States     695,661      707,980    1,841,925    1,874,541
   Michael Foods Inc.,
   Term Loan B, 3.84
   - 4.214%, 11/21/10        United States     992,500   1,007,078  United States   1,985,000    2,014,156    2,977,500    3,021,234
   Pierre Foods Inc.,
   Term Loan B, 4.30 -
   4.48%, 6/29/10            United States   3,291,750   3,320,553  United States     997,500    1,006,228    4,289,250    4,326,781
                                                         ---------                             -----------               -----------
                                                         5,494,192                               6,001,879                11,496,071
                                                         ---------                             -----------               -----------




                                                                                                             FRANKLIN FLOATING
                                            FRANKLIN FLOATING                                              RATE DAILY ACCESS FUND
                                          RATE DAILY ACCESS FUND       FRANKLIN FLOATING RATE TRUST         PRO FORMA COMBINDED
                                          PRINCIPAL                            PRINCIPAL                   PRINCIPAL
                               COUNTRY     AMOUNT/f       VALUE      COUNTRY    AMOUNT/f       VALUE        AMOUNT/f        VALUE
                            -------------------------------------------------------------------------------------------------------

   FOOD: SPECIALTY/
   CANDY 1.1%
   Atkins Nutritionals
   Inc., First Lien
   Term Loan, 5.23%,
   11/21/09                  United States  $  947,500  $  782,635  United States $ 1,895,000  $ 1,565,270  $ 2,842,500  $ 2,347,905
   Leiner Health Products
   Inc., Term Loan B,
   4.89%, 6/09/11            United States   3,990,000   4,049,850  United States   1,995,000    2,024,925    5,985,000    6,074,775
   Meow Mix,
     First Lien Term Loan,
     6.12 - 6.20%,
     8/21/09                 United States     751,998     736,958  United States   3,764,718    3,689,424    4,516,716    4,426,382
     Second Lien Term
     Loan, 8.84%, 8/21/09    United States   1,000,000     945,000  United States   1,000,000      945,000    2,000,000    1,890,000
   Nellson Neutraceuticals
   Inc.,
   First Lien Term Loan,
   4.98%, 10/04/09           United States   1,360,012   1,349,811  United States   2,266,913    2,249,911    3,626,925    3,599,722
   Second Lien Term Loan,
   7.48%, 4/04/10            United States     500,000     480,000  United States   1,000,000      960,000    1,500,000    1,440,000
   Otis Spunkmeyer Inc.,
   Term Loan B,
   5.625%, 6/24/11           United States   2,743,125   2,777,414  United States   1,995,000    2,019,937    4,738,125    4,797,351
   Reddy Ice Group Inc.,
   Term Loan, 4.46%,
   8/15/09                                                          United States     990,000    1,002,169      990,000    1,002,169
                                                        ----------                              ----------               -----------
                                                        11,121,668                              14,456,636                25,578,304
                                                        ----------                             -----------               -----------

   FOREST PRODUCTS .2%
   Roseburg Forest
   Products
   (RLC Industries)
   Term Loan B, 3.96%,
   2/20/10                   United States   2,548,929   2,564,859  United States   2,124,107    2,137,383    4,673,036    4,702,242
                                                         ---------                             -----------               -----------

   HOME FURNISHINGS 1.6%
   Knoll Inc., Term Loan,
   4.84%, 10/01/11           United States   3,000,000   3,038,400  United States   4,000,000    4,051,200    7,000,000    7,089,600
   National Bedding Co.,
   Term Loan B, 3.84
   - 3.93%, 8/21/08          United States   5,905,582   5,975,711  United States   4,674,513    4,730,023   10,580,095   10,705,734
   Sealy Mattress Co.,
b    Term Loan B, LIBOR
     + 2.75%, 4/02/12        United States   2,000,000   2,000,000                                            2,000,000    2,000,000
     Term Loan C, 4.29
     - 4.34%, 4/02/12        United States   3,614,486   3,666,444  United States   1,958,007    1,986,153    5,572,493    5,652,597
   Simmons Holdings Inc.,
   Term Loan B, 3.875 -
   4.75%; 12/02/11           United States   3,958,519   4,003,052  United States   3,427,407    3,465,966    7,385,926    7,469,018
   Springs Industries
   Inc., Term Loan B,
   6.00%, 9/05/08           United States      323,662     325,837  United States   1,957,021    1,970,170    2,280,683    2,296,007
   Tempur World Inc.,
   Term Loan B, 4.225%,
   8/15/09                   United States     987,500     993,981                                              987,500      993,981
                                                        ----------                -----------                            -----------
                                                        20,003,425                 16,203,512                             36,206,937
                                                        ----------                -----------                            -----------

   HOME IMPROVEMENT
   CHAINS .3%
   Harbor Freight Tools
   USA Inc., Term Loan B,
   4.461 - 4.639%,
   7/15/10                   United States   3,750,000   3,788,674  United States   2,000,000   2,020,626     5,750,000    5,809,300
                                                        ----------                             ---------                 -----------

   HOMEBUILDING .5%
b  Lake Las Vegas
   Resort Lenders,
   Term Loan B,
   4.516%, 11/01/09          United States   1,000,000   1,000,000  United States   1,000,000    1,000,000    2,000,000    2,000,000
   LandSource
   Communities
   Development LLC,
   Term Loan B, 4.50%,
   3/31/10                   United States   3,000,000   3,050,625  United States   6,000,000    6,101,250    9,000,000    9,151,875
                                                        ----------                             -----------               -----------
                                                         4,050,625                               7,101,250                11,151,875
                                                        ----------                             -----------               -----------

   HOSPITAL/NURSING
   MANAGEMENT 2.1%
   Ardent Health Services
   LLC, Term Loan B,
   5.75%, 8/12/11            United States   5,000,000   5,004,690  United States   4,500,000    4,504,221    9,500,000    9,508,911
   Beverly Enterprises
   Inc., Term Loan
   B, 4.43 - 4.73%,
   10/22/08                  United States     990,000   1,005,675  United States   1,980,000    2,011,349    2,970,000    3,017,024
   Community Health
   Systems Inc.,
   Term Loan B, 3.54%,
   8/19/11                   United States   3,000,000   3,012,858  United States   2,000,000    2,008,572    5,000,000    5,021,430
   Iasis Healthcare
   LLC, Term Loan B,
   4.225 - 4.25%,
   6/22/11                   United States   3,491,250   3,542,892  United States   9,226,875    9,363,359   12,718,125   12,906,251
   MedCath Corp.,
   Term Loan B,
   5.06-6.50%, 7/02/11       United States   3,192,000   3,238,884  United States   2,493,750    2,530,378    5,685,750    5,769,262
   National Mentor Inc.,
   Term Loan B, 7.00%,
   11/01/11                                                         United States   1,200,000    1,200,000    1,200,000    1,200,000
   Triad Hospitals Inc.,
   Term Loan B, 4.21%,
   9/30/08                   United States     740,268     751,557  United States     740,268      751,557    1,480,536    1,503,114
   Vanguard Health
   Holding Co. II LLC,
   Term Loan B, 4.21
   - 5.31%, 9/23/11          United States   4,750,000   4,834,612  United States   4,750,000    4,834,612    9,500,000    9,669,224
                                                        ----------                             -----------               -----------
                                                        21,391,168                              27,204,048                48,595,216
                                                        ----------                             -----------               -----------

   HOTEL/RESORTS/CRUISELINES .7%
   Venetian Casino
   Resorts, Term Loan B,
   4.29%, 8/01/11            United States   4,534,091   4,618,162  United States   8,377,273    8,532,604   12,911,384   13,150,766
   Wyndham International
   Inc., Term Loan B,
   6.625%, 6/30/06           United States     853,029     855,161  United States   1,877,781    1,882,476    2,730,810    2,737,637
                                                        ----------                             -----------               -----------
                                                         5,473,323                              10,415,080                15,888,403
                                                        ----------                             -----------               -----------

   HOUSEHOLD/PERSONAL CARE .4%
   Holmes Group Inc., First
   Lien Term Loan, 4.961
   - 5.12%, 11/06/10         United States     997,500     997,500                                              997,500      997,500
   Prestige Brands Inc.,
   Term Loan B, 4.86%,
   6/24/11                   United States   3,731,250   3,769,339  United States   3,482,500    3,518,049    7,213,750    7,287,388
                                                        ----------                             -----------               -----------
                                                         4,766,839                               3,518,049                 8,284,888
                                                        ----------                             -----------               -----------

   INDUSTRIAL
   CONGLOMERATES 1.2%
   Invensys (BTR Dunlop),
     Bonding Facility,
     4.821%, 3/05/09         United States   2,000,000   2,021,250  United States   2,000,000    2,021,250    4,000,000    4,042,500
     Term Loan B, 4.611%,
     9/05/09                 United States   1,235,723   1,253,487  United States   1,235,723    1,253,487    2,471,448    2,506,974
   Roper Industries Inc.,
   Term Loan 3.59
   - 4.12%, 12/19/08         United States     962,500     965,809  United States   2,887,500    2,897,427    3,850,000    3,863,236
   SPX Corp., Term Loan
   B, 3.938%, 9/30/09        United States   4,831,924   4,889,303  United States   3,243,241    3,281,754    8,075,165    8,171,057
   TriMas Corp., Term
   Loan B, 5.50 - 5.625%
   12/06/09                  United States   2,215,271   2,237,423  United States   5,727,117    5,784,388    7,942,388    8,021,811
                                                        ----------                             -----------               -----------
                                                        11,367,272                              15,238,306                26,605,578
                                                        ----------                             -----------               -----------





                                                                                                             FRANKLIN FLOATING
                                            FRANKLIN FLOATING                                              RATE DAILY ACCESS FUND
                                          RATE DAILY ACCESS FUND       FRANKLIN FLOATING RATE TRUST         PRO FORMA COMBINDED
                                          PRINCIPAL                            PRINCIPAL                   PRINCIPAL
                               COUNTRY     AMOUNT/f       VALUE      COUNTRY    AMOUNT/f       VALUE        AMOUNT/f        VALUE
                            -------------------------------------------------------------------------------------------------------
   INDUSTRIAL MACHINERY 1.5%
   Bucyrus International
   Inc., Term Loan,
   3.742 - 3.944%,
   7/28/10                   United States  $  987,500  $1,004,164                $            $            $   987,500  $ 1,004,164
   Colfax,
     Term Loan B,
     4.875%, 5/30/09         United States   1,412,708   1,419,771  United States   2,985,414    3,000,341    4,398,122    4,420,112
     Term Loan C,
     8.25%, 5/30/10                                                 nited States    1,000,000    1,012,500    1,000,000    1,012,500
   Dresser Inc.,
     Term Loan C,
     4.46%, 4/10/09          United States   1,621,951   1,639,185                                            1,621,951    1,639,185
     Unsecured Term
     Loan, 5.19%,
     3/01/10                 United States   1,250,000   1,263,281  United States   1,500,000    1,515,937    2,750,000    2,779,218
b  Dresser-Rand Group
   Inc., Term Loan B,
   4.068%, 10/26/11          United States   2,400,000   2,438,251  United States   2,500,000    2,539,845    4,900,000    4,978,096
   Flowserve Corp.,
   Term Loan C, 4.563
   - 4.75%, 6/30/09          United States     472,104     479,923  United States     908,262      923,305    1,380,368    1,403,228
                                                                    United States   4,000,000    4,050,000    4,000,000    4,050,000
   Itron Inc.,
   Term Loan B, 4.25%,
   11/24/10                  United States   1,334,088   1,347,706  United States   1,724,730    1,742,336    3,058,818    3,090,042
   Rexnord Corp.,
   Term Loan, 5.01
  - 6.50%, 11/25/09          United States     877,778     886,556  United States   1,755,556    1,773,111    2,633,334    2,659,667
   Sensus Metering
   Systems Inc.,
   Term Loan, 4.391
   - 4.421%, 12/16/10        United States   3,201,250   3,232,597  United States   3,940,000    3,978,581    7,141,250    7,211,178
                                                        ----------                             -----------               -----------
                                                        13,711,434                              20,535,956                34,247,390
                                                        ----------                             -----------               -----------

   INDUSTRIAL
   SPECIALTIES .7%
   Ionics Inc.,
   Term Loan B, 4.73%
    0/01/11                  United States   6,212,345   6,291,944  United States   5,237,028    5,304,130   11,449,313   11,596,074
   Polypore,
   Term Loan B, 4.21%,
   11/13/11                  United States   1,496,250   1,515,888  United States   2,244,375    2,273,833    3,740,625    3,789,721
                                                        ----------                             -----------               -----------
                                                         7,807,832                               7,577,963                15,385,795
                                                        ----------                             -----------               -----------

   INFORMATION
   TECHNOLOGY SERVICES 1.4%
   Relizon Co.,
b    Incremental Term
     Loan, 5.02%,
     2/20/11                 United States      92,318      92,318  United States     350,807      350,807      443,125      443,125
     Term Loan B,
     4.73%, 2/20/11          United States     596,953     601,057  United States   2,268,422    2,284,017    2,865,375    2,885,074
   Transfirst Holdings,
   Term Loan B,
   5.70%, 3/31/10            United States   2,493,750   2,515,570  United States   4,987,500    5,031,141    7,481,250    7,546,711
   Verifone Inc.,
   Term Loan B, 4.63%,
   6/30/11                   United States   1,296,750   1,317,012  United States     997,500    1,013,086    2,294,250    2,330,098
   Worldspan,
   Term Loan, 5.813
   - 7.50%, 6/30/07          United States     467,901     470,387  United States     935,801      940,774    1,403,702    1,411,161
   Xerox Corp.,
   Term Loan, 3.73%,
   9/30/08                   United States   9,000,000   9,069,372  United States   7,500,000    7,557,810   16,500,000   16,627,182
                                                        ----------                             -----------               -----------
                                                        14,065,716                              17,177,635                31,243,351
                                                        ----------                             -----------               -----------

   INSURANCE
   BROKERS/SERVICES .3%
   Alliant Resources
   Group Inc., Term Loan
   B, 5.475 - 5.67%,
   8/31/11                   United States   2,992,500   3,033,647  United States   3,740,625    3,792,059    6,733,125    6,825,706
                                                        ----------                             -----------               -----------

   INVESTMENT
   BANKS/BROKERS .4%
   Refco Group Ltd.
   LLC, Term Loan B,
   4.66%, 7/28/11            United States   3,500,000   3,510,209  United States   5,000,000    5,014,585    8,500,000    8,524,794
                                                         ---------                             -----------               -----------

   LIFE/HEALTH
   INSURANCE .7%
   Conseco Inc.,
   Term Loan, 5.41%,
   6/22/10                   United States   5,985,000   6,110,936  United States   9,975,000  10,184,894    15,960,000   16,295,830
                                                        ----------                            -----------                -----------

   MAJOR
   TELECOMMUNICATIONS .6%
   Alec Holdings,
   Term Loan B, 5.25%,
   8/20/10                   United States   1,985,000   2,005,263  United States   4,962,500    5,013,157    6,947,500    7,018,420
   Consolidated
   Communications
   Inc., Term Loan B,
   4.48 - 4.725%,
   10/14/11                  United States     996,667   1,006,633  United States   2,491,667    2,516,583    3,488,334    3,523,216
a  E.Spire
   Communications,
   Term Loan C, 8.75%,
   8/01/06                                                          United States  16,877,867         -      16,877,867
   Qwest Corp.,
   Term Loan A,
   6.50%, 6/30/07            United States   1,000,000   1,040,982  United States   3,000,000    3,122,946    4,000,000    4,163,928
a  WCI Capital Corp.,
   Term Loan B, 10.25%,
   3/31/07                                                          United States  30,500,000         -      30,500,000
a  Winstar
   Communications
   Inc., DIP, 7.75%,
   2/20/49                                                          United States   3,926,973          393    3,926,973          393
                                                        ----------                             -----------               -----------
                                                         4,052,878                              10,653,079                14,705,957
                                                        ----------                             -----------               -----------

   MANAGED HEALTH
   CARE .3%
   Multiplan Inc.,
   Term Loan, 4.73%,
   3/04/09                   United States   3,233,750   3,270,130  United States   2,487,500    2,515,484    5,721,250    5,785,614
   Pacificare Health
   Systems Inc.,
   Term Loan, 4.113
   - 4.56%, 6/03/08          United States     987,500     996,552  United States     987,500      996,553    1,975,000    1,993,105
                                                        ----------                             -----------               -----------
                                                         4,266,682                               3,512,037                 7,778,719
                                                        ----------                             -----------               -----------

   MARINE
   SHIPPING .3%
   Horizon Lines LLC,
   Term Loan, 4.73%,
   7/07/11                   United States   1,995,000   2,031,574  United States   2,294,250    2,336,310    4,289,250    4,367,884
   Moran
   Transportation
   Co., Term Loan B,
   4.475%, 8/08/09           United States   1,982,462   2,003,526                                            1,982,462    2,003,526
b  U.S. Shipping
   Partners LP,
   Term Loan, 3.87%,
   4/25/09                   United States     769,231     777,885  United States     480,769      486,178    1,250,000    1,264,063
                                                        ----------                             -----------               -----------
                                                         4,812,985                              2,822,488                  7,635,473
                                                        ----------                             -----------               -----------

   MEDIA
   CONGLOMERATES .2%
   Canwest Media Inc.,
   Term Loan E, ,
   4.065%, 5/15/09           Canada          1,129,570   1,143,147   Canada         3,765,232    3,810,491    4,894,802    4,953,638
                                                        ----------                             -----------               -----------

   MEDICAL
   DISTRIBUTORS .4%
   VWR International
   Inc., Term Loan B,
   4.58%, 4/07/11           United States    3,203,666   3,259,731  United States   6,407,334    6,519,462    9,611,001    9,779,193
                                                        ----------                             -----------               -----------


                                                                                                             FRANKLIN FLOATING
                                            FRANKLIN FLOATING                                              RATE DAILY ACCESS FUND
                                          RATE DAILY ACCESS FUND       FRANKLIN FLOATING RATE TRUST         PRO FORMA COMBINDED
                                          PRINCIPAL                            PRINCIPAL                   PRINCIPAL
                               COUNTRY     AMOUNT/f       VALUE      COUNTRY    AMOUNT/f       VALUE        AMOUNT/f        VALUE
                            -------------------------------------------------------------------------------------------------------

   MEDICAL
   SPECIALTIES .4%
   Advanced Medical
   Optics, Term Loan B,
   4.09 - 4.281%,
   6/26/09                   United States  $1,226,925  $1,245,713                $            $            $ 1,226,925  $ 1,245,713
   Conmed Corp.,
   Term Loan C, 4.15
   - 4.16%, 12/15/09                                                United States     856,741      864,460      856,741      864,460
   DJ Orthopedics Inc.,
   Term Loan B, 4.25
    - 4.563%, 6/03/09                                               United States     962,500      972,727      962,500      972,727
   Fisher Scientific
   International Inc.,
   Term Loan B, 3.46%,
   6/30/11                                                          United States   1,995,000    2,014,014    1,995,000    2,014,014
   Kinetic Concepts
   Inc., Term Loan B,
   3.98%, 8/11/10            United States   1,148,750   1,164,327                                            1,148,750    1,164,327
   Medex Inc.,
   Term Loan B,
   4.89%, 5/21/09                                                   United States     987,500    1,000,256      987,500    1,000,256
   PerkinElmer,
   Term Loan B,
   3.94%, 12/26/08          United States      538,333     544,558  United States   2,153,333    2,178,232    2,691,666    2,722,790
                                            ----------                                         -----------               -----------
                                             2,954,598                                           7,029,689                 9,984,287
                                            ----------                                         -----------               -----------

   MEDICAL/NURSING
   SERVICES 2.1%
   Alliance Imaging,
   Term Loan C,
   4.25 - 4.50%
   11/30/08                  United States     876,712    874,384   United States   1,321,684    1,318,174    2,198,396    2,192,558
   Davita Inc.,
     Term Loan B,
     3.74 - 4.17%,
     6/30/10                 United States   2,964,939   3,005,939  United States   9,534,765    9,666,612   12,499,704   12,672,551
     Term Loan C,
     3.50 - 3.71%,
     6/30/10                 United States   3,000,000   3,031,407                                            3,000,000    3,031,407
   Insight Health
   Services, Term
   Loan B, 5.475%,
   10/17/08                  United States   2,377,855   2,397,175  United States   9,000,000    8,977,500   11,377,855   11,374,675
   MedQuest Inc.,
   Term Loan B,
   5.73%, 7/31/09           United States      987,500     994,906  United States     987,500      994,906    1,975,000    1,989,812
   Sheridan
   Healthcare,
   Term Loan B,
   4.44 - 6.50%,
   3/31/10                   United States     975,000     984,243  United States     975,000      984,243    1,950,000    1,968,486
   Team Health
   Inc.,
   Term Loan B,
   5.23%, 3/23/11            United States   2,688,389   2,713,592  United States   4,735,693    4,780,090    7,424,082    7,493,682
   US Oncology
   Inc.,
   Term Loan B,
   4.688 - 4.875%
   8/20/11                   United States   3,990,000   4,029,900  United States   3,990,000    4,029,900    7,980,000    8,059,800
                                                        ----------                             -----------               -----------
                                                        18,031,546                              30,751,425                48,782,971
                                                        ----------                             -----------               -----------

   MISCELLANEOUS
   COMMERCIAL
   SERVICES 2.3%
   Buhrmann, Term
   Loan C1, 4.32%,
   12/02/10                  United States   6,967,538    7,051,775 United States   5,260,316    5,323,913   12,227,854   12,375,688
b  CCC Information
   Services Inc.,
   Term Loan B, 4.96%,
   8/15/10                   United States   3,064,070   3,087,051  United States   1,628,708    1,640,923    4,692,778    4,727,974
   Corrections Corp.
   (Prison Realty),
   Term Loan D, 3.96
   - 4.36%, 3/31/08          United States     984,773   1,002,006  United States   3,643,659    3,707,423    4,628,432    4,709,429
   DS Waters
   Enterprises LP,
   Term Loan, 6.37
   - 6.67%, 11/07/09         United States   4,938,978   4,810,564  United States   3,894,808    3,793,543    8,833,786    8,604,107
   Global Imaging
   Systems,
   Term Loan B, 3.68
   - 3.98%, 5/15/10          United States   1,768,069   1,790,170  United States     990,019    1,002,394    2,758,088    2,792,564
b  JohnsonDiversey
   Inc., Term Loan B,
   LIBOR + 2.25%,
   5/03/08                   United States   2,000,000   2,035,500  United States   4,221,771    4,296,707    6,221,771    6,332,207
   Language Lines
   Inc.,
   Term Loan B,
   6.16%, 6/11/11            United States   1,726,974   1,748,250  United States   3,453,947    3,496,500    5,180,921    5,244,750
   Mitchell,
   Term Loan B,
   4.98%, 7/30/11            United States   1,955,000   1,977,606  United States   1,955,000    1,977,606    3,910,000    3,955,212
   US Investigations
   Services Inc.,
   Term Loan C,
   5.41%, 1/10/09            United States   1,313,213   1,323,062  United States   2,363,783    2,381,512    3,676,996    3,704,574
                                                        ----------                             -----------               -----------
                                                        24,825,984                              27,620,521                52,446,505
                                                        ---------                              -----------               -----------

   MISCELLANEOUS
   MANUFACTURING .6%
   Day International
   Group Inc.,
   Term Loan D, 5.46
   - 5.48%, 1/01/10          United States     883,838     892,124  United States   1,325,745    1,338,174    2,209,583    2,230,298
   Mueller Group,
   Term Loan, 4.54
   - 4.88%, 4/14/11          United States   3,779,817   3,810,527  United States   6,047,706    6,096,844    9,827,523    9,907,371
   Norcross Safety
   Products,
   Term Loan, 4.92%,
   3/20/09                   United States     754,231     760,124  United States     754,231      760,124    1,508,462    1,520,248
                                                        ----------                             -----------               -----------
                                                         5,462,775                               8,195,142                13,657,917
                                                        ----------                             -----------               -----------

   MOVIES/ENTERTAINMENT 5.7%
   24 Hour Fitness
   Inc., Term Loan,
   5.375%, 7/01/09           United States     992,500   1,002,584  United States   2,977,500    3,007,751    3,970,000    4,010,335
   Brooklyn Basketball
   LLC (New Jersey),
   Term Loan B,
   5.438%, 8/16/08           United States   3,000,000   3,000,000  United States   2,000,000    2,000,000    5,000,000    5,000,000
   Carmike Cinemas
   Inc., Term Loan,
   5.225%, 2/02/09           United States   1,786,500   1,849,028  United States   1,588,000    1,643,580    3,374,500    3,492,608
   CH Operating LLC,
   Term Loan B, 6.50
   - 6.563%, 6/21/07         United States     431,034     432,112  United States   2,801,724    2,808,729    3,232,758    3,240,841
b  Cinemark USA
   Inc., Term Loan,
   4.06 - 4.35%, 4/02/11     United States     995,000   1,006,194  United States     995,000    1,006,194    1,990,000    2,012,388
   Cinram
   International,
   Term Loan D
   4.80%, 9/30/09            Canada          3,940,795   3,993,996    Canada        7,139,062    7,235,439   11,079,857   11,229,435
   Detroit Red
   Wings Inc.,
   Term Loan,
   4.725%, 8/30/06                                                  United States     801,404      803,408      801,404      803,408
   Hollywood
   Entertainment,
   Term Loan, 5.44
   - 5.46%, 3/31/08          United States     625,000     627,734  United States   1,875,000    1,883,203    2,500,000    2,510,937
   Houston Ltd.
   Partners NFL
   Holding LP, Term
   Loan B, 2.938
   - 3.25%, 7/15/11          United States   4,875,000   4,886,651                                            4,875,000    4,886,651
   Loews Cineplex
   Entertainment
   Corp, Term Loan B,
   3.94 - 4.09%, 7/30/11     United States   3,500,000   3,548,125  United States   2,000,000    2,027,500    5,500,000    5,575,625
   Metro-Goldwyn-Mayer
   Studios Inc.,
   Term Loan B,
   4.48%, 4/30/11            United States   3,000,000   3,014,250  United States   8,500,000    8,540,375   11,500,000   11,554,625
   Mets II LLC,
   Term Loan,
   5.16%, 8/23/05            United States   1,000,000   1,007,500  United States   3,000,000    3,022,500    4,000,000    4,030,000
   Minnesota Hockey
   Ventures Group LP
   (Holding Co.), Term
   Loan, 6.52%, 12/29/08     United States   1,250,000   1,246,875                                            1,250,000    1,246,875
   Minnesota Wild
   Hockey Club LP
   (Option Co.) Term
   Loan, 4.77%, 12/31/08     United States   1,000,000   1,003,750                                            1,000,000    1,003,750
   New Jersey Devils
   (NJSEA), Term Loan,
   4.11%, 9/30/06            United States   1,461,806   1,464,438                                            1,461,806    1,464,438
   New Jersey Devils
   LLC, Term Loan,
   5.66%, 9/30/06            United States   2,000,000   2,004,560  United States   1,900,000    1,904,332    3,900,000    3,908,892
   Rainbow National
   Services LLC, Term
   Loan B, 4.50%, 3/31/12    United States   6,600,000   6,715,500  United States   8,500,000    8,648,750   15,100,000   15,364,250
   Regal Cinemas
   Inc., Term Loan B,
   4.225%, 11/10/10          United States   7,718,183   7,822,379  United States  13,506,821   13,689,163   21,225,004   21,511,542
   Six Flags Theme
   Parks Inc., Term
   Loan B, 4.19%, 6/30/09    United States   3,349,769   3,375,940  United States   1,806,358    1,820,471    5,156,127    5,196,411
   Warner Music, Term
   Loan B,4.319 - 4.97%,
    2/28/11                  United States   9,954,987  10,108,752  United States   6,965,000    7,072,581   16,919,987   17,181,333
   Yankee Holdings, Term
   Loan, 4.194 - 4.29%,
   6/25/07                   United States     392,857     399,241  United States     785,714      798,482    1,178,571    1,197,723
   Yankee Nets, Term
   Loan, 4.24 - 4.60%,
   6/25/07                   United States     857,143     871,071  United States   1,714,286    1,742,143    2,571,429    2,613,214
                                                        ----------                             -----------               -----------
                                                        59,380,680                              69,654,601               129,035,281
                                                        ----------                             -----------               -----------

   OIL & GAS
   PIPELINES .2%
   BPL Acquisition
   LP, Term Loan,
   3.84 - 4.01% 5/04/10      United States   1,496,250  1,515,888                                             1,496,250    1,515,888



                                                                                                             FRANKLIN FLOATING
                                            FRANKLIN FLOATING                                              RATE DAILY ACCESS FUND
                                          RATE DAILY ACCESS FUND       FRANKLIN FLOATING RATE TRUST         PRO FORMA COMBINDED
                                          PRINCIPAL                            PRINCIPAL                   PRINCIPAL
                               COUNTRY     AMOUNT/f       VALUE      COUNTRY    AMOUNT/f       VALUE        AMOUNT/f        VALUE
                            -------------------------------------------------------------------------------------------------------

   Magellan Midstream
   Holdings LP, Term
   Loan B, 4.65%, 6/15/08    United States  $  507,766  $  515,382  United States $ 1,015,532  $ 1,030,765  $ 1,523,298  $ 1,546,147
   Vulcan Energy Corp.,
   Term Loan B, 5.09%,
   4/30/10                   United States   1,376,000   1,395,351                                            1,376,000    1,395,351
                                                         ---------                             -----------               -----------
                                                         3,426,621                               1,030,765                 4,457,386
                                                         ---------                             -----------               -----------

   OIL & GAS
   PRODUCTION .4%
   Belden & Blake
   Corp., Term Loan B,
   4.48% - 6.50% 7/07/12     United States     997,500   1,014,333                                              997,500    1,014,333
   Pride Offshore
   Inc., Term Loan B,
   3.61%, 7/07/11            United States   2,992,500   3,031,154                                            2,992,500    3,031,154
   Williams
   Production RMT
   Co., Term Loan
   C, 4.37%, 5/30/08         United States     987,537     998,568  United States   4,937,688    4,992,841    5,925,225    5,991,409
                                                        ----------                             -----------               -----------
                                                         5,044,055                               4,992,841                10,036,896
                                                        ----------                             -----------               -----------

   OIL REFINING/
   MARKETING .9%
   Getty Petroleum
   Marketing, Term Loan
   B, 5.23%, 5/18/10         United States     983,334     999,313  United States   1,966,667    1,998,625    2,950,001    2,997,938
   La Grange Acquisition
   LP, Term 4.96%,1/08/08    United States   2,000,000   2,033,126  United States   3,000,000    3,049,689    5,000,000    5,082,815
   Lyondell-Citgo Refining
   LP, Term Loan, 4.09 -
   4.37%, 5/21/07            United States   4,987,500   5,024,906  United States     997,500    1,004,982    5,985,000    6,029,888
   Tesoro Petroleum Corp.,
     L/C Term Loan,
     1.87%, 4/30/07          United States   2,500,000   2,512,500  United States   2,000,000    2,010,000    4,500,000    4,522,500
     Term Loan, 7.37%,
     4/15/08                 United States     485,000     500,156  United States     485,000      500,156      970,000    1,000,312
                                                        ----------                             -----------                 ---------
                                                        11,070,001                               8,563,452                19,633,453
                                                        ----------                             -----------               -----------

   OTHER CONSUMER
   SERVICES .5%
   Alderwoods Group Inc.,
   Term Loan B1, 4.48 -
   4.81%, 8/19/10            United States   1,490,206   1,506,687  United States   1,341,185    1,356,018    2,831,391    2,862,705
   Coinstar Inc., Term
   Loan, 4.29%, 7/01/11      United States   1,995,000   2,028,666  United States   1,995,000    2,028,666    3,990,000    4,057,332
   Veterinary Centers of
   America Inc., Term Loan
   E, 4.125%, 9/20/08        United States     746,250     759,776                                              746,250      759,776
   Weight Watchers,
     Additional Term Loan,
      3.39%, 3/31/10         United States   1,000,000   1,007,500  United States   1,000,000    1,007,500    2,000,000    2,015,000
     Term Loan B,
      3.48%,  3/31/10                                                nited States     992,500    1,001,805      992,500    1,001,805
                                                         ---------                             - ---------               -----------
                                                         5,302,629                               5,393,989                10,696,618
                                                         ---------                             -----------               -----------

   OTHER CONSUMER
   SPECIALTIES 1.7%
   American Safety Razor
   Co., Term Loan,
   5.02%, 4/22/11                                                   United States   1,492,500    1,514,887    1,492,500    1,514,887
   Home Interiors & Gifts
   Inc., Term Loan, 6.23 -
   6.42% 4/02/11             United States   1,476,563   1,425,990  United States   3,937,500    3,802,641    5,414,063    5,228,631
   Jarden Corp., Term
   Loan B, 4.19 - 4.225%
   4/24/08                   United States   2,482,500   2,487,155                                            2,482,500    2,487,155
   Jostens Intermediate
   Holding Corp., Term
   Loan B, 2.50 - 4.54%
   10/01/11                  United States   4,248,276   4,317,310  United/States   4,055,172    4,121,069    8,303,448    8,438,379
   Sola International
   Inc., Term Loan, 4.48%,
   12/05/09                                                         United States     975,000      988,406      975,000      988,406
   Solo Cup Co., Term Loan
   B, 4.09 - 4.475% 2/23/11  United States   7,971,222   8,066,709  United States  11,959,950   12,103,218   19,931,172   20,169,927
                                                        ----------                             -----------               -----------
                                                        16,297,164                              22,530,221                38,827,385
                                                        ----------                             -----------               -----------

   OTHER TRANSPORTATION .9%
   Great Lakes Dredge &
   Dock Corp. Term Loan B,
   4.48 - 5.57% 12/19/10     United States   1,000,000   1,000,000  United States     958,541      958,541    1,958,541    1,958,541
   Laidlaw International
   Inc., Term Loan B,
   5.59%, 6/17/09            United States   2,858,367   2,906,156  United States   9,400,000    9,557,158   12,258,367    2,463,314
   Pacer International
   Inc., Term Loan B,
   4.063 - 4.438%, 6/06/10   United States     615,686     624,537                                              615,686      624,537
   TransCore Holdings Inc.,
     Term Loan B, 5.21 -
      6.50%, 12/03/07        United States     939,984     941,159  United States   1,874,968    1,877,312    2,814,952    2,818,471
     Term Loan C,
     5.21%, 12/03/07         United States     990,000     991,238  United States   1,985,000    1,987,481    2,975,000    2,978,719
                                                        ----------                             -----------               -----------
                                                         6,463,090                              14,380,492                20,843,582
                                                        ----------                             -----------               -----------

   PERSONNEL SERVICES .1%
   Allied Security Holdings
   LLC,  Term Loan B,
   6.23%, 8/02/10            United States   1,000,000   1,012,500  United States   1,200,000    1,215,000    2,200,000    2,227,500
                                                        ---------                              -----------               -----------

   PUBLISHING: BOOKS/
   MAGAZINES 2.6%
   Advanstar Communications,
   Term Loan B,
   6.44%, 10/11/07                                                  United States     178,063      179,101      178,063      179,101
   American Media Inc.,
   Term Loan C, 4.75-
   4.813%, 4/01/07           United States     896,326     910,331  United States     896,326      910,331    1,792,652    1,820,662
   CBD Media LLC, Term
   Loan D, 4.29%, 12/31/09   United States     812,500     812,500  United States     812,500      812,500    1,625,000    1,625,000
   Dex Media East LLC,
   Term Loan B 3.75 -
   3.96%, 5/08/08            United States     712,110     722,495                                              712,110      722,495
   Dex Media West LLC,
   Term Loan B, 3.93 -
   4.21%, 3/09/10            United States   6,323,531   6,422,338  United States   8,467,591    8,599,897   14,791,122   15,022,233
   F&W Publications
   Inc.,  Term Loan B,
   5.45%, 12/31/09           United States     976,316     987,605  United States   1,830,862    1,852,033    2,807,178    2,839,638
   Primedia Inc., Term
   Loan B, 4.75%, 6/30/09    United States   1,606,368   1,555,366  United States   4,906,204    4,750,432    6,512,572    6,305,798
   Reader's Digest
   Association, Term Loan
   B, 3.57%, 5/20/08         United States     330,679     335,174  United States     310,158      314,374      640,837      649,548
   R.H. Donnelley Inc.,
   Term Loan B, 4.05 -
   4.31% 6/30/11             United States   8,229,375   8,358,815  United States   7,381,499    7,497,603   15,610,874   15,856,418
   Transwestern Publishing
   Co., Term Loan B, 3.938-
   5.75%, 2/25/11            United States   7,287,138   7,380,508  United States   3,700,000    3,747,408   10,987,138   11,127,916
   Weekly Reader, Second
   Lien Term Loan, 6.761%,
   3/23/09                   United States   1,000,000     998,125  United States   2,500,000    2,495,312    3,500,000    3,493,437
                                                        ----------                             -----------               -----------
                                                        28,483,255                              31,158,991                59,642,246
                                                        ----------                             -----------               -----------

   PUBLISHING: NEWSPAPERS
   .8%
   Freedom Communications,
   Term Loan B, 3.75-3.79%
   5/17/09                  United States    2,500,000   2,541,875  United States   2,500,000    2,541,875    5,000,000    5,083,750
   Herald Media, Term
   Loan B, 4.45%, 7/30/11   United States    1,870,313   1,896,030  United States   3,000,000    3,015,000    4,870,313    4,911,030



                                                                                                             FRANKLIN FLOATING
                                            FRANKLIN FLOATING                                              RATE DAILY ACCESS FUND
                                          RATE DAILY ACCESS FUND       FRANKLIN FLOATING RATE TRUST         PRO FORMA COMBINDED
                                          PRINCIPAL                            PRINCIPAL                   PRINCIPAL
                               COUNTRY     AMOUNT/f       VALUE      COUNTRY    AMOUNT/f       VALUE        AMOUNT/f        VALUE
                            -------------------------------------------------------------------------------------------------------

   Journal Register, Term
   Loan B, 3.42 - 3.76%,
   8/13/12                   United States  $6,000,000  $6,030,000                $            $            $ 6,000,000  $ 6,030,000
   MediaNews Group Inc.,
   Term Loan C, 3.37 -
   5.25%,  12/30/10          United States     924,955     930,541  United States     924,955      930,541    1,849,910    1,861,082
                                                        ----------                             -----------               -----------
                                                        11,398,446                               6,487,416                17,885,862
                                                        ----------                             -----------               -----------

   PULP & PAPER 2.2%
   Appleton Papers Inc.,
   Term Loan B,3.98%, 6/01/10                                       United States     897,750      909,196      897,750      909,196
b  Boise Cascade LLC,
   Term Loan B, 4.25%,
   10/01/11                   United States  4,164,383   4,240,513  United States   4,424,658    4,505,545    8,589,041    8,746,058
b  Boise Land and Timber
   Corp., Term Loan C,
   4.25%, 10/01/10            United States  3,835,616   3,870,548  United States   4,075,342    4,112,457    7,910,958    7,983,005
   Intertape Polymer
   Group, Term Loan B,
   4.138%, 8/01/11           United States   5,800,000   5,905,125  United States   3,800,000    3,868,875    9,600,000    9,774,000
   Koch Cellulose LLC,
    L/C Term Loan,
     3.84%, 5/03/11          United States     643,132     653,382  United States     643,132      653,382    1,286,264    1,306,764
     Term Loan B,
     4.22%, 5/03/11          United States   2,563,261   2,604,114  United States   2,563,261    2,604,114    5,126,522    5,208,228
  MDCP Acquisitions I
  (Jefferson Smurfit),
    Term Loan B,
    4.795%, 9/12/10          Irish Republic  1,000,000   1,003,080  Irish Republic  1,000,000    1,003,080    2,000,000    2,006,160
    Term Loan C,
    5.295%, 9/12/11          Irish Republic  1,000,000   1,003,540  Irish Republic  1,000,000    1,003,540    2,000,000    2,007,080
b  Smurfit-Stone
   Container  Canada,
   Term Loan C, Inc.,
   5.75% 10/28/11                            1,181,102   1,181,102   Canada         1,610,594    1,610,594    2,791,696    2,791,696
b  Smurfit-Stone Container
   Enterprises,
     L/C Term Loan,
     1.916%, 10/28/10        United States     480,315     480,315  United States     654,975      654,975    1,135,290    1,135,290
     Term Loan B,
     5.75%,  10/28/11       United States    3,838,583   3,906,959  United States   5,234,431    5,327,672    9,073,014    9,234,631
                                                        ----------                             -----------               -----------
                                                        24,848,678                              26,253,430                51,102,108
                                                        ----------                             -----------               -----------

   RAILROADS .2%
   Kansas City Southern
   Railway, Term Loan B,
   3.90 - 4.13%, 3/20/08     United States   1,990,000   2,014,875                                            1,990,000    2,014,875
   RailAmerica Inc.,
    U.S. Term Loan,
     3.938%, 9/29/11                                                United States   1,368,837    1,392,221    1,368,837    1,392,221
     CAD Term Loan,
     3.938%, 9/29/11                                                United States     161,812      164,576      161,812      164,576
                                                        ----------                             -----------               -----------
                                                         2,014,875                               1,556,797                 3,571,672
                                                        ----------                             -----------               -----------

   REAL ESTATE INVESTMENT
   TRUSTS .7%
   Crescent Real Estate
   Funding XII,
     Term Loan, 4.09 -
     4.12%, 1/12/06          United States   4,294,834   4,335,098  United States   2,904,593    2,931,823    7,199,427    7,266,921
     Term Loan B, 4.09 -
     4.12%, 3/05/06          United States   1,007,115   1,016,557  United States     854,770      862,784    1,861,885    1,879,341
   Newkirk Master LP,
     Term Loan, 6.079 -
     6.475%,11/24/06         United States   1,688,068   1,703,894  United States   3,974,088    4,011,345    5,662,156    5,715,239
                                                        ----------                             -----------               -----------
                                                         7,055,549                               7,805,952                14,861,501
                                                        ----------                             -----------               -----------

   RECREATIONAL PRODUCTS 1.6%
   Amscan Holdings  Inc.,
   Term Loan B, 4.591 -
   6.25%, 4/30/12            United States   2,992,500   3,029,906  United States     997,500    1,009,969    3,990,000    4,039,875
   BRP Holdings LP,
   Term Loan,
   4.46%, 12/18/10           United States   5,980,000   6,080,912  United States   8,955,000    9,106,116   14,935,000   15,187,028
   PlayPower Inc.,
   Term Loan, 6.37 -
   6.48%, 2/07/10            United States     925,000     931,938  United States     925,000      931,937    1,850,000    1,863,875
   Pure Fishing Inc.,
   Term Loan B, 4.85 -
   5.06%,  9/12/11           United States   3,982,494   4,041,315  United States   1,492,500    1,514,544    5,474,994    5,555,859
   Riddell Bell Holdings
   Inc., Term Loan B,
   4.75%, 9/28/11                                                   United States   1,000,000    1,016,250    1,000,000    1,016,250
   True Temper Sports Inc.,
   Term Loan, 4.21 -6.25%%,
   3/15/11                   United States   2,937,955   2,864,976  United States   5,875,909    5,729,952    8,813,864    8,594,928
                                                        ----------                             -----------               -----------
                                                        16,949,047                              19,308,768                36,257,815
                                                        ----------                             -----------               -----------

   RESTAURANTS .6%
   CKE Restaurants Inc.,
   Term Loan,
   4.875%, 4/30/09           United States   1,344,339   1,372,907  United States     672,170      686,453    2,016,509    2,059,360
   Denny's Inc., Term
   Loan B, 4.16%, 9/27/09    United States   1,000,000   1,022,188  United States   1,000,000    1,022,188    2,000,000    2,044,376
   Dominos Inc., Term
   Loan, 4.25%, 6/25/10      United States   3,334,408   3,402,140  United States   2,523,014    2,574,264    5,857,422    5,976,404
   Jack In The Box Inc.,
   Term Loan B, 4.02 -
   4.51%, 12/19/10           United States     992,500   1,006,767  United States   2,977,500    3,020,302    3,970,000    4,027,069
                                                        ----------                             -----------               -----------
                                                         6,804,002                               7,303,207                14,107,209
                                                        ----------                             -----------               -----------

   SEMICONDUCTORS .2%
   Fairchild Semiconductor
   Corp., Term Loan,
   4.188%, 6/19/08           United States    987,500    1,000,770  United States   2,962,500   3,002,310     3,950,000    4,003,080
                                                        ----------                             ----------                -----------

   SERVICES TO THE HEALTH
   INDUSTRY .5%
   Accredo Health, Term
   Loan B,3.71%, 8/02/11     United States   2,194,500   2,210,959  United States   3,990,000    4,019,925    6,184,500    6,230,884
   Quintiles Transnational
   Corp., Term Loan B,
   6.23%, 9/25/09            United States     990,000   1,002,994  United States   1,683,000    1,705,089    2,673,000    2,708,083
   Sterigenics
   International Inc.,
   Term Loan B,
   4.86%, 6/08/11            United States     498,750     504,984  United States    997,500     1,009,969    1,496,250    1,514,953
                                                        ----------                             -----------               -----------
                                                         3,718,937                               6,734,983                10,453,920
                                                         ---------                             -----------               -----------

   SPECIALTY STORES .4%
   Pantry Inc., Term
   Loan, 4.21%, 3/12/11      United States   3,955,659   4,016,758  United States   2,459,377    2,497,365    6,415,036    6,514,123
   Petco Animal Supplies
   Inc., Term Loan D,
   4.46%, 10/02/08           United States     987,456   1,002,885  United States   1,561,558    1,585,957    2,549,014    2,588,842
                                                        ----------                             -----------               -----------
                                                         5,019,643                               4,083,322                 9,102,965
                                                        ----------                             -----------               -----------

                                                                                                             FRANKLIN FLOATING
                                            FRANKLIN FLOATING                                              RATE DAILY ACCESS FUND
                                          RATE DAILY ACCESS FUND       FRANKLIN FLOATING RATE TRUST         PRO FORMA COMBINDED
                                          PRINCIPAL                            PRINCIPAL                   PRINCIPAL
                               COUNTRY     AMOUNT/f       VALUE      COUNTRY    AMOUNT/f       VALUE        AMOUNT/f        VALUE
                            -------------------------------------------------------------------------------------------------------

   SPECIALTY
   TELECOMMUNICATIONS .8%
   D&E Communications
   Inc., Term Loan B,
   4.50 -6.50%,12/31/11      United States  $1,687,160  $1,711,941  United States $ 2,332,251  $ 2,366,507  $ 4,019,411  $ 4,078,448
   GCI Holdings Inc.,
   Term Loan,
   4.27%, 10/31/07           United States   1,405,142   1,420,598  United States   2,384,777    2,411,010    3,789,919    3,831,608
a  Pacific Crossing
   Ltd., Term Loan
   B, 5.50%,7/28/06                                                 United States  21,149,553    1,057,478   21,149,553    1,057,478
   Panamsat Corp.,
   Term Loan B,
   4.66%, 8/01/11            United States   5,500,000   5,537,186                                            5,500,000    5,537,186
   Valor Telecom,
    First Lien Term Loan,
     4.29-4.37%, 6/30/07     United States     824,638     824,638  United States   1,911,394    1,911,394    2,736,032    2,736,032
     Term Loan B,
     4.20%, 6/30/08                                                 United States      196,081      196,081     196,081      196,081
                                                        ----------                             ------------              -----------
                                                         9,494,363                                7,942,470               17,436,833
                                                        ----------                             ------------              -----------

   STEEL .3%
   Copperweld Holding
   Co., Term Loan, 6.451%,
   12/17/11                                                         United States   5,290,404    5,025,884    5,290,404    5,025,884
b  International Mill
   Services Inc., First
   Lien Term Loan,
   4.75%, 10/25/10           United States   1,050,000   1,063,125                                            1,050,000    1,063,125
                                                        ----------                             -----------               -----------
                                                         1,063,125                               5,025,884                 6,089,009
                                                        ----------                             -----------               -----------
   TOBACCO .1%
   Commonwealth Brands
   Inc., Term Loan,
   6.00%, 8/22/07            United States     387,417     392,744  United States   1,937,083    1,963,718    2,324,500    2,356,462
                                                        ----------                             -----------               -----------

   TOOLS/HARDWARE .1%
   Ames True Temper,
   Term Loan, 4.59 -
   4.74%, 6/28/11            United.States   1,645,875   1,667,819                                            1,645,875    1,667,819
                                                        ----------                                                       -----------

   TRUCKING .3%
   Comcar Industries,
   Term  Loan B, 6.91 -
   8.75%, 12/31/09           United States     992,500     986,783  United States   2,487,500    2,473,172    3,480,000    3,459,955
   Flexi-Van Leasing
   Inc.,Term Loan B,
   3.98 -4.07%, 9/20/07      United States     373,244     375,110  United States     746,488      750,220    1,119,732    1,125,330
   Kenan Advantage,
   Term Loan,
   5.475%, 6/30/10           United States     997,500   1,008,722  United States     997,500    1,008,722    1,995,000    2,017,444
                                                        ----------                             -----------               -----------
                                                         2,370,615                               4,232,114                 6,602,729
                                                        -----------                            -----------               -----------

   WHOLESALE
   DISTRIBUTORS .3%
   Interline  Brands,
   Term Loan B, 5.46-
   5.475%, 11/30/09          United States     937,500     948,633  United States   2,812,500    2,845,898    3,750,000    3,794,531
   National Waterworks
   Inc., Term Loan B,
   4.34% 11/22/09            United States     933,674     944,567  United States     933,673      944,567    1,867,347    1,889,134
   Nebraska Book Co.,
   Term Loan C, 4.67%,
   3/04/11                   United States     995,000   1,003,079  United States     995,000    1,003,079    1,990,000    2,006,158
                                            ----------                                         -----------               -----------
                                             2,896,279                                           4,793,544                 7,689,823
                                            ----------                                         -----------               -----------

   WIRELESS
   COMMUNICATIONS 2.0%       United States
   AAT Communications
   Corp.,Term Loan B,
   4.46 - 4.64%, 12/31/11    United States   5,000,000   5,068,750  United States   3,000,000    3,041,250    8,000,000    8,110,000
   American Tower Corp.,
   Term Loan B, 4.28 -
   4.48%, 8/31/11            United States   1,995,000   2,024,458                                            1,995,000    2,024,458
   Dobson Cellular Systems
   Inc., Term Loan B,
   5.36 - 5.41%, 3/31/10     United States   1,407,611   1,404,005  United States   3,636,885    3,627,567    5,044,496    5,031,572
   Nextel Finance (Nextel
   Communications Inc.)
   Term Loan E,  4.188%,
   12/15/10                  United States     992,500     996,512  United States   1,588,000    1,594,419    2,580,500    2,590,931
   Nextel Partners Inc.,
   Term Loan C,
   4.313%, 5/31/11           United States   6,250,000   6,356,119  United States   6,500,000    6,610,364   12,750,000   12,966,483
   SBA Communications
   Corp., Term Loan,
   5.37 - 5.62%, 10/31/08    United States   2,573,894   2,600,439  United States   7,976,923    8,059,189   10,550,817   10,659,628
   SpectraSite
   Communications Inc.,
    Term Loan A, 4.106 -
    4.12%, 6/30/07                                                  United States   1,710,023    1,714,565    1,710,023    1,714,565
    Term  Loan C, 3.87%,
    2/22/07                  United States     476,799     478,154  United States     995,909      998,737    1,472,708    1,476,891
                                                        ----------                             -----------               -----------
                                                        18,928,437                              25,646,091                44,574,528
                                                        ----------                             -----------               -----------
   TOTAL SENIOR FLOATING
   RATE INTERESTS (COST $1,942,559,945)                824,392,854                           1,068,967,552             1,893,360,406
                                                       -----------                           -------------             -------------

   ASSET-BACKED SECURITIES .3%
c  Ares IV, 1A, D2, 144A, 7.919%, 12/22/12                          Cayman Islands  1,400,000    1,166,760    1,400,000    1,166,760
c  Centurion CDO II, 1A, D2, 144A, 7.68%, 11/12/12                  Cayman Islands  2,500,000    2,282,000    2,500,000    2,282,000
c  Clydesdale Clo Ltd., 2001-1A, D1, 144A, 8.133%, 3/22/13          Cayman Islands  2,000,000    1,951,800    2,000,000    1,951,800
c  First Dominion Funding II, 1A, D2, 144A, 7.31%, 4/25/14          Cayman Islands  3,000,000    2,323,200    3,000,000    2,323,200
                                                                                               -----------               -----------
   TOTAL ASSET-BACKED SECURITIES (COST $8,770,715)                                               7,723,760                 7,723,760
                                                                                                ----------               -----------


                                                                                                             FRANKLIN FLOATING
                                            FRANKLIN FLOATING                                              RATE DAILY ACCESS FUND
                                          RATE DAILY ACCESS FUND       FRANKLIN FLOATING RATE TRUST         PRO FORMA COMBINDED
                                                                                SHARES/                     SHARES/
                               COUNTRY     SHARES         VALUE      COUNTRY    WARRANTS       VALUE        WARRANTS        VALUE
                            -------------------------------------------------------------------------------------------------------
   COMMON STOCKS AND
   WARRANTS .4%
   AUTO PARTS: ORIGINAL
   EQUIPMENT MANUFACTURER
d  Exide Technologies., wts., 3/18/06                               United States      74,278 $        -           74,278  $     -
                                                                                                ----------                  --------

   COMMERCIAL PRINTING/FORMS
d  Vertis Holdings Inc., wts., 6/30/11                              United States      39,812         -           39,812        -
                                                                                                ----------                  --------

   SPECIALTY TELECOMMUNICATIONS
d  IDT Corp.                                                        United States      53,428      738,375       53,428     738,375
d  Global Crossing Ltd.                                             United States       2,684       37,415        2,684      37,415
                                                                                               -----------                  --------
                                                                                                   775,790                   775,790
                                                                                               -----------                  --------

   STEEL
d  Copperweld Holding Co., A                                        United States         242           -           242          -
d  Copperweld Holding Co., B                                        United States       1,741           -         1,741          -
                                                                                               -----------                 --------
                                                                                                                              -
                                                                                                                           --------

   WIRELESS COMMUNICATIONS .4%
d  Arch Wireless Inc.                                               United States     253,746    7,254,598     253,746     7,254,598
d  Leap Wireless International Inc.                                 United States      38,068      767,070      38,068       767,070
d  Teligent Inc.                                                    United States         115      690,000         115       690,000
                                                                                               -----------                  --------
                                                                                                 8,711,668                 8,711,668
                                                                                               -----------                 ---------
   TOTAL COMMON STOCKS AND WARRANTS
   (COST $6,315,654)                                                                             9,487,458                 9,487,458
                                                      ------------                             -----------                ----------
   TOTAL LONG TERM INVESTMENTS
  (COST $1,985,121,894)                               830,642,854                            1,106,739,187             1,937,382,041
                                                      -----------                            -------------             -------------

   SHORT TERM INVESTMENT
   (COST $361,027,044) 15.8%
   MONEY FUND
e  Franklin Institutional
   Fiduciary Money
   Market Portfolio          United States  174,445,794  174,445,794 United States 186,581,250  186,581,250 361,027,044  361,027,044
                                                         -----------                            -----------              -----------

   TOTAL INVESTMENTS (COST
   $2,346,148,938) 100.8%                              1,005,088,648                          1,293,320,437            2,298,409,085
   OTHER ASSETS, LESS LIABILITIES (.8)%                  (12,842,752)                            (5,624,435)          (18,787,187)/g
                                                      --------------                         --------------           --------------
   NET ASSETS 100.0%                                    $992,245,896                         $1,287,696,002           $2,279,621,898
                                                      ==============                         =============           ===============


a/ Defaulted security.
b/ Security purchased on a delayed delivery basis.
c/ Restricted security.
d/ Non-incoe producting.
e/ The Franklin Institutional Fiduciary Trust Money Market Portfolio is
   managed by the Funds' investment manager.
f/ The principal amount is stated in U.S. dollars unless otherwise indicated. g/ Other assets, less liabilities were adjusted to reflect $160,000 and
   $160,000 in merger related liabilities for the Franklin Floating Rate Daily Access Fund and the Franklin Floating Rate Trust, respectively.



See notes to pro forma combining statements.




PAGE





FRANKLIN FLOATING RATE DAILY ACCESS FUND
FRANKLIN FLOATING RATE TRUST
FINANCIAL STATEMENTS

PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 2004 (UNAUDITED)


                                                FRANKLIN FLOATING      FRANKLIN                         FRANKLIN FLOATING
                                                  RATE DAILY           FLOATING       PRO FORMA         DAILY ACCESS FUND
                                                  ACCESS FUND         RATE TRUST      ADJUSTMENTS      PRO FORMA COMBINED
                                              -----------------------------------------------------------------------------
Assets:
  Investments in securities:
    Cost - Unaffiliated issuers                $  824,507,068       $ 1,160,614,826   $         -       $ 1,985,121,894
    Cost - Sweep Money Fund                       174,445,794           186,581,250             -           361,027,044
                                              ----------------     -----------------  --------------   -----------------
    Value - Unafiliated issuers                   830,642,854         1,106,739,187             -         1,937,382,041
    Value - Sweep Money Fund                      174,445,794           186,581,250             -           361,027,044
Cash                                                7,662,252             1,119,369                           8,781,621
Receivables:                                                                                    -                   -
  Investment securities sold                       12,402,720            28,095,419             -            40,498,139
  Capital shares sold                               5,718,552             1,615,318             -             7,333,870
  Interest                                          3,137,648             4,412,315             -             7,549,963
Unrealized gain on unfunded loan commitments           29,383                49,605             -                78,988
Other assets                                            3,529                15,179             -                18,708
                                              ----------------     -----------------  --------------   ------------------
      Total assets                              1,034,042,732         1,328,627,642             -         2,362,670,374
                                              ----------------     -----------------  --------------   ------------------
Liabilities:
  Payables:
    Investment securities purchased                33,978,076            35,315,922             -            69,293,998
    Capital shares redeemed                         6,189,319                   -               -             6,189,319
    Affiliates                                        805,476             1,378,144             -             2,183,620
    Distributions to shareholders                     668,447             3,799,319             -             4,467,766
Other liabilities                                     155,518               438,255         320,000/c           913,773
                                              ----------------     -----------------  --------------   ------------------
      Total liabilities                            41,796,836            40,931,640         320,000          83,048,476
                                              ----------------     -----------------  --------------   ------------------
         Net assets, at value                  $  992,245,896       $ 1,287,696,002    $   (320,000)      2,279,621,898
                                              ===============      =================  ===============  ==================

Net assets consist of:
  Undistributed net investment income
    (distributions in excess of net
    investment income)                         $      (53,418)      $     1,875,401    $   (320,000)/c        1,501,983
  Net unrealized appreciation (depreciation)        6,159,986           (53,884,013)              -         (47,724,027)
  Accumulated net realized gain (loss)               (680,645)         (324,282,528)              -        (324,963,173)
  Capital shares                                  986,819,973         1,663,987,142               -       2,650,807,115
                                              ----------------     ----------------- ----------------  ------------------
         Net assets, at value                  $  992,245,896       $ 1,287,696,002    $   (320,000)    $ 2,279,621,898
                                              ================     =================  ===============  ==================

CLASS A:
  Net assets, at value                         $ 615,001,512        $ 1,287,696,002    $   (259,169)      1,902,438,345
                                              ---------------      -----------------  --------------   ------------------
  Shares outstanding/a                            60,740,337            143,492,799     127,117,078         187,857,415
                                              ---------------      -----------------  --------------   ------------------
  Net asset value per share/b                  $       10.13        $          8.97                     $         10.13
                                              ---------------      -----------------                   ------------------
  Maximum offering price per share
   (net asset value / 97.75% and 100%)         $       10.36        $          8.97                     $         10.36
                                              ---------------      -----------------                   ------------------

CLASS B:
  Net assets, at value                         $  69,331,214                           $    (11,180)    $    69,320,034
                                              ---------------                         --------------   ------------------
  Shares outstanding                               6,854,104                                    -             6,854,104
                                              ---------------                         --------------   ------------------
  Net asset value and maximum offering
   price per share/b                           $       10.12                                            $         10.11
                                              ---------------                                          ------------------

CLASS C:
  Net assets, at value                         $ 270,103,531                           $    (43,554)    $   270,059,977
                                              ---------------                         --------------   ------------------
  Shares outstanding                              26,674,460                                    -            26,674,460
                                              ---------------                         --------------   ------------------
  Net asset value and maximum offering
   price per share/b                           $       10.13                                            $         10.12
                                              ---------------                                          ------------------

ADVISOR CLASS:
  Net assets, at value                         $  37,809,639                           $     (6,097)    $    37,803,542
                                              ---------------                         --------------   ------------------
  Shares outstanding                               3,731,727                                    -             3,731,727
                                              ---------------                         --------------   ------------------
  Net asset value and maximum offering
   price per share/b                           $       10.13                                            $         10.13
                                              ---------------                                          ------------------



a See Note 2 in the accompanying notes to pro forma combining financial statements.

b Redemption price is equal to net asset value less any applicable contingent deferred sales change and redemption fees retained by the Funds.

c Other liabilities were adjusted to reflect $160,000 and $160,000 in merger related liabilities for the Franklin Floating Rate Daily Access Fund and the Franklin Floating Rate Trust, respectively.



                  See Notes to Pro Forma Combining Statements.



PAGE



FRANKLIN FLOATING RATE DAILY ACCESS FUND
FRANKLIN FLOATING RATE TRUST
FINANCIAL STATEMENTS
PRO FORMA COMBINING STATEMENT OF OPERATIONS
FOR THE YEAR ENDED OCTOBER 31, 2004 (UNAUDITED)



                                             FRANKLIN FLOATING     FRANKLIN                      FRANKLIN FLOATING
                                               RATE DAILY          FLOATING      PRO FORMA       DAILY ACCESS FUND
                                               ACCESS FUND        RATE TRUST    ADJUSTMENTS     PRO FORMA COMBINED
                                            ------------------------------------------------------------------------
Investment Income:
  Dividends - Sweep Money Fund                 $ 1,135,291        $ 1,330,292   $       -         $ 2,465,583
  Interest                                      19,904,754         49,397,563           -          69,302,317
                                            ------------------------------------------------------------------------
     Total investment income                    21,040,045         50,727,855           -          71,767,900
                                            ------------------------------------------------------------------------
Expenses:
  Management fees                                2,020,822          9,219,497    (5,988,918)/a      5,251,401
  Administrative fees                            1,147,663          1,458,952       990,099/b       3,596,714
  Distribution fees:                                                      -             -
    Class A                                        841,582                -       3,055,781/c       3,897,363
    Class B                                        473,813                -             -             473,813
    Class C                                      1,139,492                -             -           1,139,492
  Transfer agent fees                              428,538          5,216,679    (4,170,124)/d      1,475,093
  Custodian fees                                    12,516             28,418            -             40,934
  Reports to shareholders                           52,442             85,660            -            138,102
  Registration and filing fees                     137,727             42,931            -            180,658
  Professional fees                                 36,358            114,367            -            150,725
  Trustee's fees and expenses                       14,462              2,095            -             16,557
  Other                                            137,677            246,925                         384,602
                                            ------------------------------------------------------------------------
     Total expenses                              6,443,092         16,415,524     (6,113,162)      16,745,454
     Expense reductions                             (3,861)           (14,663)           -            (18,524)
                                            ------------------------------------------------------------------------
       Net expenses                              6,439,231         16,400,861     (6,113,162)      16,726,930
                                            ------------------------------------------------------------------------
         Net investment income                  14,600,814         34,326,994      6,113,162       55,040,970
                                            ------------------------------------------------------------------------

Realized and unrealized gains (losses):
  Net realized gain (loss) from investments        922,289         (2,155,786)           -         (1,233,497)
  Net change in unrealized appreciation
  (depreciation) on investmements                3,868,506         52,420,538            -         56,289,044
                                            ------------------------------------------------------------------------
Net realized and unrealized gain (loss)          4,790,795         50,264,752            -         55,055,547
                                            ------------------------------------------------------------------------
Net increase (decrease) in net assets
 resulting from operations                     $19,391,609       $ 84,591,746    $ 6,113,162   $  110,096,517
                                            ========================================================================


a Pro Forma adjustment for difference in management fee schedule. The Pro Forma combined Franklin Floating Rate Daily Access Fund's management fees will be based on 0.45% for the first $500,000,000 of average daily net assets, 0.35% for the next $500,000,000 of average daily net assets, 0.30% for the next $500,000,000 of average daily net assets and 0.25% for the next $5,000,000,000 of average daily net assets. Management fees are reduced further on net assets over $6,500,000,000. Management fees are reduced on assets invested in the Sweep Money Fund.

b Pro Forma adjustment for difference in administrative fees. The Pro Forma combined Franklin Floating Rate Daily Access Fund's administrative fees will be 0.20% of average daily net assets.

c Pro Forma adjustment for difference in distribution fees. The Pro Forma combined Franklin Floating Rate Daily Access Fund's Class A distribution fees will be 0.25% of average net assets for Class A.

d Pro Forma adjustment for removal of the Franklin Floating Rate Trust 0.40% asset based transfer agent fee and estimated addition of account based transfer agent fee of $60,000 per month.






                  See Note to Pro Forma Combining Statements.


PAGE



FRANKLIN FLOATING RATE DAILY ACCESS FUND
FRANKLIN FLOATING RATE TRUST

NOTES TO PRO FORMA COMBINING STATEMENTS (UNAUDITED)

1.  BASIS OF COMBINATION

Subject to approval of the proposed Agreement and Plan of Reorganization (the "Agreement and Plan") by the shareholders of the Franklin Floating Rate Trust, the Franklin Floating Rate Daily Access Fund will acquire all the net assets of the Franklin Floating Rate Trust in exchange for the Class A shares of the Franklin Floating Rate Daily Access Fund. The reorganization will be accounted for by the method of accounting for tax-free business combinations of investment companies. The Pro Forma Combining Statement of Assets and Liabilities reflects the financial position of the Franklin Floating Rate Daily Access Fund and the Franklin Floating Rate Trust at October 31, 2004 as though the reorganization occurred as of that date. The Pro Forma Combining Statement of Operations reflects the results of operation of the Franklin Floating Rate Daily Access Fund and the Franklin Floating Rate Trust for the period November 1, 2003 to October 31, 2004 as though the reorganization occurred on November 1, 2003. The Pro Forma Combining Statements are presented for the information of the reader, and should be read in conjunction with the historical financial statements of the funds.

2.  SHARES OF BENEFICIAL INTEREST

The number of Class A shares issued was calculated by dividing the net assets of the Franklin Floating Rate Trust at October 31, 2004 by the Class A net asset value per share of the Franklin Floating Rate Daily Access Fund at October 31, 2004.






PRO FORMA COMBINING FINANCIAL STATEMENTS

The following unaudited Pro Forma Combining Statements gives effect to the proposed reorganization, accounted as if the reorganization had occurred as of October 31, 2004. In addition, each Pro Forma Combining Statement has been prepared based upon the proposed fee and expense structure after the combination, as discussed in the combined proxy statement/prospectus.

The Pro Forma Combining Statements should be read in conjunction with the historical financial statemenst and notes thereto of the Franklin Floating Rate Daily Access Fund and the Franklin Floating Rate Trust which are incorporated by reference in this Statement of Additional Information. The combination will be accounted for as a tax-free reorganization.



                                     PART C
                               OTHER INFORMATION

ITEM 15. INDEMNIFICATION.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the Agreement and Declaration of Trust, the By-Laws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS. The following exhibits are incorporated by reference to the previously filed document indicated below, except as noted:

(1) Copies of the charter of the Registrant as now in effect;

     (a)   Agreement and Declaration of Trust dated December 16, 1986 Filing:
           Post-Effective Amendment No. 15 to Registration Statement on Form
           N-1A
           File No. 33-11444
           Filing Date: April 24, 1995

     (b) Certificate of Amendment of Agreement and Declaration of Trust dated March 21, 1995
           Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: April 24, 1995

     (c) Certificate of Amendment of Agreement and Declaration of Trust dated March 13, 1990 Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: April 24, 1995

      (d) Certificate of Amendment of Agreement and Declaration of Trust dated March 21, 1989
           Filing: Post-Effective Amendment No. 22 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 27, 1998

(2) Copies of the existing by-laws or corresponding instruments of the Registrant;

      (a)  By-Laws
           Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: April 24, 1995

      (b) Amendment to By-Laws dated January 18, 1994 Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: April 24, 1995

      (c)  Amendment dated October 10, 2002 to the By-Laws
           Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 30, 2004

      (d)  Amendment dated May 12, 2004 to the By-Laws
           Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 30, 2004

(3) Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant;

      Not Applicable

(4) Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

      (a) Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to the Proxy Statement/Prospectus contained in Part A of this Registration Statement.

(5) Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

      (a)  Specimen of Stock Certificate

           Not Applicable

      (b)  Agreement and Declaration of Trust

           ARTICLE III, Sections 1-8; ARTICLE V, Sections 1-6; ARTICLE VI, Sections 1-3; ARTICLE VIII, Sections 1, 4 and 5

      (c)  By-Laws

           ARTICLE II; ARTICLE VIII, Sections 3-5

(6) Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

      (a) Management Agreement between Registrant and Franklin Advisers, Inc. dated April 15, 1987
           Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: April 24, 1995

      (b) Administration Agreement between Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund, and Franklin Advisers, Inc. dated June 3, 1991
           Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: April 24, 1995

      (c) Amendment dated August 1, 1995 to the Administration Agreement between Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund, and Franklin Advisers, Inc. dated June 3, 1991
           Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 29, 1995

      (d) Investment Advisory Agreement between Registrant, on behalf of Franklin Total Return Fund, and Franklin Advisers, Inc. dated July 16, 1998
           Filing: Post-Effective Amendment No. 25 to Registration Statement on Form N-1A File No. 33-11444 Filing Date: December 29, 1998

      (e) Investment Advisory Agreement between Registrant, on behalf of Franklin Floating Rate Daily Access Fund and Franklin Advisers Inc. dated April 17, 2001
           Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 19, 2001

      (f) Investment Advisory Agreement between Registrant, on behalf of Franklin Real Return Fund dated November 1, 2004
           Filing: Registration Statement on Form N-14
           File No. 333-122360
           Filing Date: January 28, 2005

      (g) Investment Advisory Agreement between Registrant, on behalf of Franklin Low Duration Total Return Fund dated November 1, 2004
           Filing: Registration Statement on Form N-14
           File No. 333-122360
           Filing Date: January 28, 2005

(7) Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

      (a) Amended and Restated Distribution Agreement between Registrant and Franklin/Templeton Distributors, Inc. dated October 31, 2000
           Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 15, 2001

      (b) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers dated November 1, 2003
           Filing: Post-Effective Amendment No. 36 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: September 3, 2004

(8) Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partially for the benefit of trustees or officers of the registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

      Not Applicable

(9) Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act, for securities and similar investments of the Registrant, including the schedule of remuneration;

      (a) Master Custodian Agreement between Registrant and Bank of New York dated February 16, 1996 Filing: Post-Effective Amendment No. 11 to Registration Statement on Form N-1A
           File No. 33-31326
           Filing Date: March 8, 1996

      (b) Amendment dated May 7, 1997 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
           Filing: Post-Effective Amendment No. 17 to Registration Statement on Form N-1A
           File No. 33-31326
           Filing Date: February 27, 1998

      (c) Amendment dated February 27, 1998 to Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
           Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
           File No. 33-31326
           Filing Date: February 27, 2004

      (d) Amendment dated May 16, 2001, to the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
           Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 19, 2001

      (e) Amendment dated September 1, 2003, to Exhibit A of the Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
           Filing: Post-Effective Amendment No. 35 to Registration Statement on Form N-1A
           File No. 33-31326
           Filing Date: February 27, 2004

      (f) Amended and Restated Foreign Custody Manager Agreement between Registrant and Bank of New York as of May 16, 2001
           Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 19, 2001

      (g) Amendment dated September 2003, to Schedule 1 of the Amended and Restated Foreign Custody Manager Agreement between Registrant and Bank of New York made as of May 16, 2001
           Filing: Post-Effective Amendment No. 35 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 27, 2004

      (h) Amendment dated October 2003, to Schedule 2 of the Amended and Restated Foreign Custody Manager Agreement between Registrant and Bank of New York made as of May 16, 2001
           Filing: Post-Effective Amendment No. 35 to
           Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 27, 2004

      (i) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996 Filing: Post-Effective Amendment No. 11 to Registration Statement on Form N-1A
           File No. 33-31326
           Filing Date: March 8, 1996

(10) Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

      (a) Class A Distribution Plan between Registrant, on behalf of Franklin Limited Maturity U.S. Government Securities Fund, and
           Franklin/Templeton Distributors, Inc. dated May 1, 1994
           Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: April 24, 1995

      (b) Class A Distribution Plan between Registrant, on behalf of Franklin Convertible Securities Fund, and Franklin/Templeton Distributors, Inc. dated May 1, 1994
           Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: April 24, 1995

      (c) Amended and Restated Distribution Plan between Registrant, on behalf of Franklin Adjustable U.S. Government Securities Fund, and Franklin/Templeton Distributors, Inc. dated July 1, 1993
           Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: April 24, 1995

      (d) Class A Distribution Plan between Registrant, on behalf of Franklin Equity Income Fund, and Franklin/Templeton Distributors, Inc. dated May 1, 1994 Filing: Post-Effective Amendment No. 15 to Registration Statement on Form N-1A File No. 33-11444 Filing Date: April 24, 1995

      (e) Class C Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Convertible Securities Fund and Franklin Equity Income Fund, and Franklin/Templeton Distributors, Inc. dated
           October 31, 2000
           Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 15, 2001

      (f) Class B Distribution Plan pursuant to Rule 12b-1 between Registrant, on behalf of Franklin Equity Income Fund, and Franklin/Templeton Distributors, Inc., dated October 16, 1998

           Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 29, 2000

      (g) Class A Distribution Plan between Registrant, on behalf of Franklin Total Return Fund, and Franklin/Templeton Distributors, Inc., dated July 16, 1998
           Filing: Post-Effective Amendment No. 27 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 29, 2000

      (h) Class A Distribution Plan between Registrant, on behalf of Franklin Floating Rate Daily Access Fund, and Franklin/Templeton Distributors, Inc. dated April 17, 2001
           Filing: Post-Effective Amendment No. 30 to
           Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 19, 2001

      (i) Class B Distribution Plan between Registrant, on behalf of Franklin Floating Rate Daily Access Fund, and Franklin/Templeton Distributors, Inc. dated April 17, 2001
           Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 19, 2001

      (j) Class C Distribution Plan between Registrant, on behalf of Franklin Floating Rate Daily Access Fund, and Franklin/Templeton Distributors, Inc. dated April 17, 2001
           Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 19, 2001

      (k) Class R Distribution Plan pursuant to Rule 12b-1 between Franklin Investors Securities Trust on behalf of Franklin Total Return Fund and Franklin/Templeton Distributors, Inc.
           dated January 1, 2002
           Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 19, 2001


      (l) Class B Distribution Plan pursuant to Rule 12b-1 between Franklin Investors Securities Trust on behalf of Franklin Total Return Fund and Franklin/Templeton Distributors, Inc. dated March 1, 2002
           Filing: Post-Effective Amendment No. 32 to Registration Statement on Form
           N-1A File No. 33-11444
           Filing Date: February 26, 2002

      (m) Class C Distribution Plan pursuant to Rule 12b-1 between Franklin Investors Securities Trust on behalf of Franklin Total Return Fund and Franklin/Templeton Distributors, Inc.
           dated March 1, 2001
           Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 26, 2002

      (n) Class R Distribution Plan pursuant to Rule 12b-1 between Franklin Investors Securities Trust on behalf of Franklin Equity Income Fund dated August 1, 2002
           Filing: Post-Effective Amendment No. 34 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 27, 2003

      (o) Class A Distribution Plan pursuant to Rule 12b-1 between Franklin Investors Securities Trust on behalf of Franklin Real Return Fund dated November 1, 2004
           Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 30, 2004

      (p) Class A Distribution Plan pursuant to Rule 12b-1 Between Franklin Investors Securities Trust on behalf of Franklin Low Duration Total Return Fund dated November 1, 2004
           Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A File No. 33-11444
           Filing Date: December 30, 2004

      (q) Multiple Class Plan for Franklin Limited Maturity U.S. Government Securities Fund dated June 18, 1996
           Filing: Post-Effective Amendment No. 20 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 31, 1996

      (r) Multiple Class Plan for Franklin Convertible Securities Fund dated August 15, 1995
           Filing: Post-Effective Amendment No. 21 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 28, 1997

      (s) Multiple Class Plan for Franklin Floating Rate Daily Access Fund dated April 17, 2001
           Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 20, 2001

      (t) Multiple Class Plan for Franklin Total Return Fund dated December 13, 2001
           Filing: Post-Effective Amendment No. 32 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 26, 2002

      (u)  Multiple Class Plan for Franklin Equity Income Fund dated May 9, 2002
           Filing: Post-Effective Amendment No. 34 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 27, 2003

      (v)  Multiple Class Plan for Franklin Real Return Fund dated November 1,
           2004
           Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 30, 2004

(11) An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable;

      (a)  Opinion and Consent of Counsel dated December 29, 2004
           Filing: Post-Effective Amendment No. 37 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 30, 2004

(12) An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

      (a) To be filed by amendment.

(13) Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

      (a) Subcontract for Fund Administrative Services dated January 1, 2001 between Franklin Advisers, Inc. and Franklin Templeton Services, LLC
           Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 15, 2001

      (b) Fund Administration Agreement between Registrant, on behalf of Franklin Total Return Fund, and Franklin Templeton Services, LLC dated January 1, 2001
           Filing: Post-Effective Amendment No. 28 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: February 15, 2001

      (c) Fund Administration Agreement between Registrant, on behalf of Franklin Floating Rate Daily Access Fund, and Franklin Templeton Services, LLC dated April 17, 2001
           Filing: Post-Effective Amendment No. 30 to Registration Statement on Form N-1A
           File No. 33-11444
           Filing Date: December 19, 2001

      (d) Fund Administration Agreement between Registrant, on behalf of Franklin Real Return Fund dated November 1, 2004
           Filing: Registration Statement on Form N-14
           File No. 333-122360
           Filing Date: January 28, 2005

      (e) Fund Administration Agreement between Registrant, on behalf of Franklin Low Duration Total Return Fund dated November 1, 2004
           Filing: Registration Statement on Form N-14
           File No. 333-122360
           Filing Date: January 28, 2005

(14) Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registrations statement and required by
      Section 7 of the 1933 Act;

      (a)  Consent of Independent Registered Public Accounting Firm

(15) All financial statements omitted pursuant to Item 14(a)(1);

      Not Applicable

(l6) Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement; and

      (a) Power of Attorney for Franklin Investors Securities Trust dated May 12, 2004
           Filing: Post-Effective Amendment No. 36 to Registration Statement on Form N-1A
           File No. 33-31326
           Filing Date: September 3, 2004

(17) Any additional exhibits which the Registrant may wish to file;

      Not Applicable

ITEM 17. UNDERTAKINGS.

      (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

      (3) The undersigned Registrant agrees to file by Post-Effective Amendment the opinion of counsel regarding the tax consequences of the proposed reorganization required by Item 16(12) of Form N-14 within a reasonable time after receipt of such opinion.


                                  SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of San Mateo and the State of California, on the 4th day of March, 2005.

                              FRANKLIN INVESTORS SECURITIES TRUST
                                      (Registrant)


                              By: /s/David P. Goss
                                     Vice President



As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

EDWARD B. JAMIESON*                 Trustee and Chief Executive
------------------                  Officer-Investment Management
Edward B. Jamieson                  Dated: March 4, 2005

JIMMY D. GAMBILL*                   Chief Executive Officer-Finance
-----------------                   and Administration
Jimmy D. Gambill                    Dated: March 4, 2005

GALEN VETTER*                       Chief Financial Officer
-------------                       Dated: March 4, 2005
Galen Vetter

FRANK H. ABBOTT, III*               Trustee
---------------------               Dated: March 4, 2005
Frank H. Abbott, III

HARRIS J. ASHTON*                   Trustee
-----------------                   Dated: March 4, 2005
Harris J. Ashton

S. JOSEPH FORTUNATO*                Trustee
--------------------                Dated: March 4, 2005
S. Joseph Fortunato

EDITH E. HOLIDAY*                   Trustee
-----------------                   Dated: March 4, 2005
Edith E. Holiday

CHARLES B. JOHNSON*                 Trustee
-------------------                 Dated: March 4, 2005
Charles B. Johnson

RUPERT H. JOHNSON, JR.*             Trustee
-----------------------             Dated: March 4, 2005
Rupert H. Johnson, Jr.

FRANK W.T. LAHAYE*                  Trustee
------------------                  Dated: March 4, 2005
Frank W.T. LaHaye

GORDON S. MACKLIN*                  Trustee
------------------                  Dated: March 4, 2005
Gordon S. Macklin


*By /s/David P. Goss
    Attorney-in-Fact (Pursuant to Powers of Attorney previously filed)




                      FRANKLIN INVESTORS SECURITIES TRUST
                            REGISTRATION STATEMENT
                                EXHIBITS INDEX

   EXHIBIT NO.                DESCRIPTION                LOCATION

EX-99.(1)(a)       Agreement and Declaration of              *
                   Trust dated December 16, 1986

EX-99.(1)(b)       Certificate of Amendment of               *
                   Agreement and Declaration of
                   Trust dated March 21, 1995

EX-99.(1)(c)       Certificate of Amendment of               *
                   Agreement and Declaration of
                   Trust dated March 13, 1990

EX-99.(1)(d)       Certificate of Amendment of               *
                   Agreement and Declaration of
                   Trust dated March 21, 1989

EX-99.(2)(a)       By-Laws                                   *

EX-99.(2)(b)       Amendment to By-Laws dated                *
                   January 18, 1994

EX-99.(2)(c)       Amendment dated October 10, 2002          *
                   to the By-Laws

EX-99.(2)(d)       Amendment dated May 12, 2004 to           *
                   the
                   By-Laws

EX-99.(6)(a)       Management Agreement between              *
                   Registrant and Franklin
                   Advisers, Inc. dated April 15, 1987

EX-99.(6)(b)       Administration Agreement between          *
                   Registrant, on behalf of Franklin
                   Adjustable U.S. Government Securities
                   Fund, and Franklin Advisers, Inc. dated
                   June 3, 1991

EX-99.(6)(c)       Amendment dated August 1, 1995 to         *
                   the Administration Agreement between
                   Registrant, on behalf of Franklin
                   Adjustable U.S. Government Securities
                   Fund, and Franklin Advisers, Inc. dated
                   June 3, 1991

EX-99.(6)(d)       Investment Advisory Agreement             *
                   between the Registrant, on
                   behalf of Franklin Total Return Fund,
                   and Franklin Advisers, Inc. dated
                   July 16, 1998

EX-99.(6)(e)       Investment Advisory Agreement             *
                   between Registrant, on behalf of
                   Franklin Floating Rate Daily
                   Access Fund and Franklin
                   Advisers, Inc. dated April 17,
                                      2001

EX-99.(6)(f)       Investment Advisory Agreement             *
                   between Registrant, on behalf of
                   Franklin Real Return Fund

EX-99.(6)(g)       Investment Advisory Agreement             *
                   between Registrant, on
                   behalf of Franklin Low Duration
                   Total Return Fund

EX-99.(7)(a)       Amended and Restated Distribution         *
                   Agreement between Registrant and
                   Franklin/Templeton Distributors, Inc.
                   dated October 31, 2000

EX-99.(7)(b)       Forms of Dealer Agreements                *
                   between Franklin/Templeton
                   Distributors, Inc. and Securities
                   Dealers dated November 1, 2003

EX-99.(9)(a)       Master Custodian Agreement                *
                   between Registrant and Bank of
                   New York dated February 16, 1996

EX-99.(9)(b)       Amendment dated May 7, 1997 to            *
                   Master Custody Agreement between
                   Registrant and Bank of New York
                   dated February 16, 1996

EX-99.(9)(c)       Amendment dated February 27, 1998         *
                   to Master Custody Agreement between
                   the Registrant and Bank of New York
                   dated February 16, 1996

EX-99.(9)(d)       Amendment dated May 16, 2001 to           *
                   Master Custody Agreement between
                   Registrant and Bank of New York
                   dated February 16, 1996

EX-99.(9)(e)       Amendment dated September 1,              *
                   2003, to Exhibit A of the Master
                   Custody Agreement between Registrant
                   and Bank of New York dated
                   February 16, 1996

EX-99.(9)(f)       Amended and Restated Foreign              *
                   Custody Manager Agreement
                   between the Registrant and Bank of
                   New York as of May 16, 2001

EX-99.(9)(g)       Amendment dated September 2003,           *
                   to Schedule 1 of the Amended and
                   Restated Foreign Custody Manger
                   Agreement between Registrant and
                   Bank of New York

EX-99.(9)(h)       Amendment dated October 2003, to          *
                   Schedule 2 of the Amended and
                   Restated Foreign Custody Manager
                   Agreement between Registrant and
                   Bank of New York made as of May
                   16, 2001

EX-99.(9)(i)       Terminal Link Agreement between           *
                   Registrant and Bank of New York
                   dated February 16, 1996

EX-99.(10)(a)      Class A Distribution Plan between         *
                   Registrant, on behalf of Franklin
                   Limited Maturity U.S. Government
                   Securities Fund, and Franklin/Templeton
                   Distributors, Inc. dated May 1, 1994

EX-99.(10)(b)      Class A Distribution Plan between         *
                   Registrant, on behalf of Franklin
                   Convertible Securities Fund, and
                   Franklin/Templeton Distributors,
                   Inc. dated May 1, 1994

EX-99.(10)(c)      Amended and Restated Distribution         *
                   Plan between Registrant, on behalf of
                   Franklin Adjustable U.S. Government
                   Securities Fund, and Franklin/Templeton
                   Distributors, Inc. dated July 1, 1993

EX-99.(10)(d)      Class A Distribution Plan between         *
                   Registrant, on behalf of Franklin Equity
                   Income Fund, and Franklin/Templeton
                   Distributors, Inc. dated May 1, 1994

EX-99.(10)(e)      Class C Distribution Plan                 *
                   pursuant to Rule 12b-1 between
                   Registrant, on behalf of Franklin
                   Convertible Securities Fund
                   and Franklin Equity Income Fund, and
                   Franklin/Templeton Distributors, Inc.
                   dated October 31, 2000

EX-99.(10)(f)      Class B Distribution Plan                 *
                   pursuant to Rule 12b-1 between
                   Registrant, on behalf of Franklin
                   Equity Income Fund, and Franklin/Templeton
                   Distributors, Inc. dated October 16, 1998

EX-99.(10)(g)      Class A Distribution Plan between         *
                   Registrant, on behalf of Franklin Total
                   Return Fund, and Franklin/Templeton
                   Distributors, Inc. dated July 16, 1998

Ex-99.(10)(h)      Class A Distribution Plan between         *
                   Registrant, on behalf of Franklin
                   Floating Rate Daily Access Fund, and
                   Franklin/Templeton Distributors, Inc.
                   dated April 17, 2001

EX-99.(10)(i)      Class B Distribution Plan between         *
                   Registrant, on behalf of Franklin
                   Floating Rate Daily Access Fund, and
                   Franklin/Templeton Distributors, Inc.
                   dated April 17, 2001

EX-99.(10)(j)      Class C Distribution Plan between         *
                   Registrant, on behalf of Franklin
                   Floating Rate Daily Access Fund, and
                   Franklin/Templeton Distributors, Inc.
                   dated April 17, 2001

EX-99.(10)(k)      Class R Distribution Plan                 *
                   pursuant to Rule 12b-1 between
                   Franklin Investors Securities Trust on
                   behalf of Franklin Total Return Fund and
                   Franklin/Templeton Distributors, Inc.
                   dated January 1, 2002

EX-99.(10)(l)      Class B Distribution Plan                 *
                   pursuant to Rule 12b-1 between
                   Franklin Investors Securities Trust on
                   behalf of Franklin Total Return Fund and
                   Franklin/Templeton Distributors, Inc.
                   dated March 1, 2002

EX-99.(10)(m)      Class C Distribution Plan                 *
                   pursuant to Rule 12b-1 between
                   Franklin Investors Securities Trust on
                   behalf of Franklin Total Return Fund and
                   Franklin/Templeton Distributors, Inc.
                   dated March 1, 2002

EX-99.(10)(n)      Class R Distribution Plan                 *
                   pursuant to Rule 12b-1 between
                   Franklin Investors Securities
                   Trust on behalf of Franklin
                   Equity Income Fund dated August
                   1, 2002

EX-99.(10)(o)      Class A Distribution Plan                 *
                   pursuant to Rule 12b-1 between
                   Franklin Investors Securities Trust on
                   behalf of Franklin Real Return Fund
                   dated November 1, 2004

EX-99.(10)(p)      Class A Distribution Plan                 *
                   pursuant to Rule 12b-1 Between
                   Franklin Investors Securities
                   Trust on behalf of Franklin Low
                   Duration Total Return Fund dated
                   November 1, 2004

EX-99.(10)(q)      Multiple Class Plan for Franklin          *
                   Limited Maturity U.S. Government
                   Securities Fund dated June 18, 1996

EX-99.(10)(r)      Multiple Class Plan for Franklin          *
                   Convertible Securities Fund dated
                   August 15, 1995

EX-99.(10)(s)      Multiple Class Plan For Franklin          *
                   Floating Rate Daily Access Fund
                   April 17, 2001

EX-99.(10)(t)      Multiple Class Plan for Franklin          *
                   Total Return Fund dated December
                   13, 2001

EX-99.(10)(u)      Multiple Class Plan for Franklin          *
                   Equity Income Fund dated May 9,
                   2002

EX-99.(10)(v)      Multiple Class Plan for Franklin          *
                   Real Return Fund dated November
                   1, 2004

EX-99.(11)(a)      Opinion and Consent of Counsel            *
                   dated December 29, 2004

EX-99.(13)(a)      Subcontract for Fund                      *
                   Administrative Services dated January
                   1, 2001 between Franklin Advisers, Inc.
                   and Franklin Templeton Services, LLC

EX-99.(13)(b)      Fund Administration Agreement             *
                   between the Registrant, on
                   behalf of Franklin Total Return Fund,
                   and Franklin Templeton Services, LLC
                   dated January 1, 2001

EX-99.(13)(c)      Fund Administration Agreement             *
                   between Registrant, on behalf of
                   Franklin Floating Rate Daily
                   Access Fund, and Franklin
                   Templeton Services, LLC dated
                   April 17, 2001

EX-99.(13)(d)      Fund Administration Agreement             *
                   between Registrant, on behalf of
                   Franklin Real Return Fund

EX-99.(13)(e)      Fund Administration Agreement             *
                   between Registrant, on behalf of
                   Franklin Low Duration Total Return Fund

EX-99.(14)(a)      Consent of Independent Registered         Attached
                   Public Accounting Firm

EX-99.(16)(a)      Power of Attorney for Franklin            *
                   Investors Securities Trust dated
                   May 12, 2004

*Incorporated by Reference